                                                      Registration No. 2-91683
                                                             File No. 811-4054

                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933                                                                [X]

Pre-Effective Amendment No. _____                                          [ ]

Post-Effective Amendment No. 28                                            [X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                [X]

Amendment No. 27                                                           [X]

                     OPPENHEIMER NEW YORK MUNICIPAL FUND
------------------------------------------------------------------------------
              (Exact Name of Registrant as Specified in Charter)

                 498 Seventh Avenue, New York, New York 10018
------------------------------------------------------------------------------
             (Address of Principal Executive Offices) (Zip Code)

                                 212-323-0200
------------------------------------------------------------------------------
             (Registrant's Telephone Number, including Area Code)

                             Robert G. Zack, Esq.
                            OppenheimerFunds, Inc.
                 498 Seventh Avenue, New York, New York 10018
------------------------------------------------------------------------------
                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[   ] Immediately upon filing pursuant to paragraph (b)
[X]   On November 22, 2002 pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] On _______________pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] On _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[   ] This  post-effective  amendment  designates a new  effective  date for a previously filed post-effective amendment.

Oppenheimer
New York Municipal Fund
---------------------------------------------------------------------------------

----------------------------------------

Prospectus dated November 22, 2002

                                         Oppenheimer New York Municipal Fund is
                                         a mutual fund. It seeks current income
                                         exempt from federal, New York State
                                         and New York City personal income
                                         taxes by investing in municipal
                                         securities, while attempting to
                                         preserve capital.

                                               This Prospectus contains
                                         important information about the Fund's
                                         objective, its investment policies,
                                         strategies and risks. It also contains
                                         important information about how to buy
                                         and sell shares of the Fund and other
 As   with   all   mutual   funds,   the account features. Please read this
      Securities       and      Exchange Prospectus carefully before you invest
      Commission  has  not  approved  or and keep it for future reference about disapproved the Fund's  securities your account.
      nor has it  determined  that  this
      Prospectus    is    accurate    or
      complete.   It   is   a   criminal
      offense to represent otherwise.

---------------------------------------------------------------------------------
                                                (logo) OppenheimerFunds
                                                The Right Way to Invest

                                      31

CONTENTS

                  A B O U T  T H E  F U N D

                  The Fund's Investment Objective and Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  Fees and Expenses of the Fund

                  About the Fund's Investments

                  How the Fund is Managed

                  A B O U T  Y O U R  A C C O U N T

                  How to Buy Shares
                  Class A Shares
                  Class B Shares
                  Class C Shares

                  Special Investor Services
                  AccountLink
                  PhoneLink
                  OppenheimerFunds Internet Website

                  How to Sell Shares

                  By Wire
                  By Mail
                  By Telephone

                  By Checkwriting

                  How to Exchange Shares

                  Shareholder Account Rules and Policies

                  Dividends, Capital Gains and Taxes

                  Financial Highlights

A B O U T  T H E  F U N D

The Fund's Investment Objective and Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?  The Fund seeks the maximum current income exempt from federal, New York State and New York City income taxes for individual investors consistent with preservation of capital.

WHAT DOES THE FUND MAINLY INVEST IN?  The Fund invests mainly in New York municipal securities that pay interest exempt from federal and New York personal income taxes.  These primarily include municipal bonds (which are long-term obligations), municipal notes (short-term obligations), and interests in municipal leases.  Most of the securities the Fund buys must be
"investment grade" (the four highest rating categories of national rating organizations, such as Moody's Investors Service, Inc. ("Moody's")).

      Under normal market conditions the Fund attempts to invest 100% of its assets in municipal securities exempt from federal personal income taxes, and as fundamental policies, the Fund invests:

   o  At least 80% of its assets in municipal securities, and
   o  At least 80% of its net assets (plus borrowings for investment purposes) in New York municipal securities.

      Securities that generate income subject to alternative minimum tax
      (AMT) will count towards the 80% New York municipal securities requirement.

      The Fund does not limit its investments to securities of a particular maturity range, and may hold short-, intermediate-, and long-term securities.  However, it currently focuses on longer-term securities to seek higher yields.  The Fund also uses hedging instruments and certain derivative investments to try to enhance income or to manage investment risks.  These investments are more fully explained in "About the Fund's Investments,"
below.

HOW DO THE PORTFOLIO MANAGERS DECIDE WHAT SECURITIES TO BUY OR SELL?  In
selecting securities for the Fund, the portfolio managers look primarily throughout New York for municipal securities, using a variety of factors that may change over time and may vary in particular cases.  The portfolio managers currently look for:
   o  Securities that provide high current triple tax-free income
   o  A wide range of securities of different issuers within the state,

      including different agencies and municipalities for portfolio diversification to help spread credit risks
   Finding primarily investment-grade securities that offer high income opportunities
   o  Unrated bonds that might provide high income and securities of smaller issuers that might be overlooked by other investors and funds.

WHO IS THE FUND DESIGNED FOR?  The Fund is designed for individual investors who are seeking income exempt from federal, New York State and New York City personal income taxes.  It does not seek capital gains or growth.  Because it invests in tax-exempt securities, the Fund is not appropriate for retirement plan accounts or for investors seeking capital growth. The Fund is intended to be a long-term investment, but is not a complete investment program.

Main Risks of Investing in the Fund

All investments have risks to some degree.  The Fund's investments are subject to changes in their value from a number of factors described below.
There is also the risk that poor security selection by the Fund's investment
Manager, OppenheimerFunds, Inc., will cause the Fund to underperform other funds having a similar objective.

CREDIT RISK.  Municipal securities are subject to credit risk.  Credit risk is the risk that the issuer of a debt security might not make interest and principal payments on the security as they become due.  If the issuer fails to pay interest, the Fund's income might be reduced, and if the issuer fails to repay principal, the value of that security and of the Fund's shares might be reduced. Because the Fund can invest as much as 25% of its assets in municipal securities below investment grade to seek higher income, the Fund's credit risks are greater than those of funds that buy only investment-grade bonds.  A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the market value of that issuer's securities.

INTEREST RATE RISKS.  Municipal securities are subject to changes in value when prevailing interest rates change.  When interest rates fall, the values of already-issued municipal securities generally rise. When interest rates rise, the values of already-issued municipal securities generally fall, and the securities may sell at a discount from their face amount. The magnitude of these price changes is generally greater for securities having longer maturities.  The Fund currently focuses on longer-term securities to seek higher income. Therefore, its share prices may fluctuate more when interest rates change.

    |X|  Borrowing  for  Leverage.  As a  fundamental  policy,  the  Fund  can borrow  from banks in amounts up to one third of its total  assets  (including the  amount  borrowed)  less  all  liabilities  and  indebtedness  other  than borrowings to purchase  portfolio  securities.  It may also borrow up to 5% of its  total  assets  for  temporary  purposes  from  any  person.  This  use of
"leverage"  will  subject  the Fund to  greater  costs  than funds that do not borrow for leverage,  and may also make the Fund's share price more  sensitive to interest rate changes.

RISK OF FOCUSING INVESTMENTS IN NEW YORK MUNICIPAL SECURITIES.  While the
Fund's fundamental policies do not allow it to concentrate 25% or more of its assets in a single industry, municipal securities are not considered an
"industry" under that policy. The Fund is "diversified" as to 75% of its assets, which means that, as to 75% of its assets, it cannot invest more than
5% of its total assets in securities of any one issuer, or own more than 10%
of that issuer's voting securities.  However, the Fund can invest a substantial percentage of its assets in the obligations of the State of New
York or particular New York municipal governments, authorities or agencies.

      On September 11, 2001, terrorist attacks destroyed the World Trade
Center, resulted in substantial loss of life and damaged other buildings in the vicinity. The attack also resulted in disruption of public transportation and business and displacement of residents in the immediate vicinity of the
World Trade Center. It is expected that the destruction of the World Trade
Center will continue to have a substantial impact on the City and its economy. The Statement of Additional Information contains further information concerning special investment considerations for New York municipal securities, including the effect of the events of September 11, 2001 on New
York City and New York State.

      Having a high percentage of its assets invested in the municipal securities of a single state and its municipal subdivisions could result in fluctuations in the Fund's share prices and income due to economic, regulatory or political problems in New York.

RISKS OF USING DERIVATIVE INVESTMENTS.  The Fund uses derivatives to seek increased returns or to try to hedge investment and interest rate risks. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.  Options, futures, "inverse floaters" and variable rate obligations are examples of derivatives the Fund uses.

      If the issuer of the derivative investment does not pay the amount due, the Fund can lose money on its investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the Manager expected it to perform.  If that happens, the
Fund will get less income than expected, its hedge might be unsuccessful and its share prices could fall. Some derivatives may be illiquid, making it difficult to sell them at an acceptable price. To try to preserve capital, the Fund has limits on the amount of particular types of derivatives it can hold.  However, using derivatives can cause the Fund to lose money on its investments and/or increase the volatility of its share prices.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the overall risk profile of the Fund and can affect the value of the Fund's investments, its investment performance, and the prices of its shares.
Particular investments and investment strategies also entail risks.  These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them.
There is no assurance that the Fund will achieve its investment objective.
The value of the Fund's investments and share prices will change over time due to a number of factors. They include changes in general bond market movements, the change in value of particular bonds or the income they pay because of an event affecting the issuer, or changes in interest rates that can affect bond prices overall.

      Because the Fund focuses its investments in New York municipal securities, it will be vulnerable to economic, political and market events that affect issuers of New York municipal securities. Those changes can affect the value of the Fund's investments and its prices per share.  The
Fund's derivative investments have additional risks that can cause fluctuations in the Fund's share prices. In the OppenheimerFunds spectrum, the Fund is more conservative than some types of bond funds, such as high yield bond funds, but has greater risks than funds that invest only in investment-grade bonds or that are more diversified geographically.

An investment in the Fund is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in
the Fund, by showing   the Fund's performance (for its Class A shares) for
the last 10 calendar years and by showing how the average annual total returns of the Fund's shares, both before and after taxes, compare to those of a broad-based market index.

The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes.  The after-tax returns for the other classes of shares will vary.  In certain cases, the figure representing "Return After Taxes on
Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.  The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation. The
Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

            Annual Total Returns (Class A) (as of 12/31 each year)

  [See appendix to prospectus for data in bar chart showing annual total returns]

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns would be less than those shown.
For the period from 1/01/02  through  9/30/02,  the cumulative  return (not annualized)  for Class A shares  before taxes was 6.83%.  During the period shown in the bar chart,  the highest return (not  annualized)  before taxes for a calendar  quarter  was 7.90%  (1Qtr `95) and the lowest  return  (not annualized) before taxes for a calendar quarter was -6.15% (1Qtr '94).

                                -----------------------------------------------------

Average Annual Total Returns          1 Year       5 Years        10 Years
for the periods ended  December                                  (or life of
2001                            31,                            class, if less)

-------------------------------------------------------------------------------------
                                -----------------------------------------------------

Class   A   Shares   (inception
8/16/84)                              -0.51%        4.10%           5.42%
-------------------------------       -0.50%        4.10%           5.33%
  Return Before Taxes
  Return After Taxes on                1.69%        4.31%           5.40%
  Distributions
  Return    After    Taxes   on
  Distributions   and  Sale  of
  Fund Shares

-------------------------------------------------------------------------------------

                                -----------------------------------------------------
Lehman Brothers Municipal Bond         5.13%        5.98%          6.63%1
Index (reflects no deduction for
fees, expenses or taxes)

-------------------------------------------------------------------------------------
                                -----------------------------------------------------

Class B Shares (inception 3/01/93)    -1.30%        3.99%           4.54%

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
   Class C Shares (inception
           8/29/95)                2.67%             4.32%             4.83%
-------------------------------------------------------------------------------------

1.From 12/31/91.

------------------------------------------------------------------------------

The Fund's average annual total returns include the applicable sales charges:
for Class A, the current maximum initial sales charge of 4.75%; for Class B, the contingent deferred sales charges of 5% (1-year) and 2% (5-years); and
for Class C, the 1% contingent deferred sales charge for the 1-year period.
Because Class B shares convert to Class A shares 72 months after purchase,
Class B "life-of-class" performance does not include any contingent deferred sales charge and uses Class A performance for the period after conversion.
The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares.  The performance of the Fund's Class A shares is compared to the Lehman Brothers Municipal Bond Index, an unmanaged index of a broad range of investment-grade municipal bonds.  The index performance reflects reinvestment of income, but does not reflect transaction costs. The index includes municipal securities from many states while the Fund focuses on New
York municipal securities.

Fees and Expenses of the Fund

The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund.  The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share.
All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges and account transaction charges. The numbers below are based on the Fund's expenses during its fiscal year ended September 30, 2002.

Shareholder Fees (charges paid directly from your investment):

                                 --------------- Class B Shares  Class C Shares
                                 Class A Shares
----------------------------------------------------------------------------------
Maximum Sales Charge (Load) on
purchases (as % of offering           4.75%           None             None
price)
----------------------------------------------------------------------------------

Maximum Deferred Sales Charge
(Load) (as % of the lower of
the original offering price or                         5%2
redemption proceeds)                  None1                            1%3

----------------------------------------------------------------------------------
1.    A contingent deferred sales charge may apply to redemptions of investments of $1 million or more of Class A shares. See "How to Buy
   Shares" for details.
2.    Applies to redemptions in first year after purchase. The contingent deferred sales charge declines to 1% in the sixth year and is eliminated after that.
3.    Applies to shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
                                Class A Shares                   Class C Shares
                                                Class B Shares
----------------------------------------------------------------------------------
Management Fees
                                ---------------      0.54%            0.54%
                                     0.54%
--------------------------------
----------------------------------------------------------------------------------
Distribution and/or Service
                                ---------------      1.00%            1.00%
(12b-1) Fees                         0.23%
----------------------------------------------------------------------------------

Other Expenses
                                ---------------      0.12%            0.12%
                                     0.12%

----------------------------------------------------------------------------------

                                ---------------      1.66%
Total Annual Operating Expenses      0.89%                            1.66%

----------------------------------------------------------------------------------

Expenses may vary in future years. "Other expenses" include transfer agent fees, custodial fees and accounting and legal expenses that the Fund pays.
The Transfer Agent has voluntarily undertaken to the Fund to limit the transfer agent fees to 0.35% of average daily net assets per fiscal year for each share class.  That  undertaking  may be amended or withdrawn at any time.
      For the Fund's fiscal year ended  September 30, 2002, the transfer agent fees did not exceed the expense limitation described above.

EXAMPLES.  The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated, and reinvest your dividends and distributions.
      The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

If shares are redeemed:    1 Year         3 Years       5 Years      10 Years

---------------------------------------------------------------------------------

Class A Shares             $562           $745          $945         $1,519

---------------------------------------------------------------------------------

Class B Shares             $669           $823          $1,102       $1,5721

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class C Shares             $269           $523          $902         $1,965

---------------------------------------------------------------------------------

If shares are not          1 Year         3 Years       5 Years      10 Years
redeemed:

---------------------------------------------------------------------------------

Class A Shares             $562           $745          $945         $1,519

---------------------------------------------------------------------------------

Class B Shares             $169           $523          $902         $1,5721

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class C Shares             $169           $523          $902         $1,965

---------------------------------------------------------------------------------

 In the first example,  expenses  include the initial sales charge for Class A and  the  applicable  Class  B or  Class  C  contingent  deferred  sales charges.  In the second example,  the Class A expenses include the sales charge,  but  Class B and Class C  expenses  do not  include  contingent deferred sales charges.
1. Class B expense for years 7 through 10 are based on Class A expenses, since Class B shares automatically convert to Class A shares after 6 years.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES.  The allocation of the Fund's portfolio among different investments will vary over time based on the
Manager's evaluation of economic and market trends. The Fund's portfolio might not always include all of the different types of investments described below.

      The Manager tries to reduce risks by selecting a wide variety of municipal investments and by carefully researching securities before they are purchased. However, changes in the overall market prices of municipal securities and the income they pay can occur at any time. The share prices and yield of the Fund will change daily based on changes in market prices of securities, interest rates and market conditions and in response to other economic events. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

Municipal Securities.  The Fund buys municipal bonds and notes, certificates of participation in municipal leases and other debt obligations. The
      Fund invests mainly in New York municipal securities, which are municipal securities that are not subject (in the opinion of bond counsel to the issuer at the time they are issued) to New York State personal income tax. These are debt obligations issued by the State of
      New York and its political subdivisions (such as cities, towns, and counties), and their agencies, instrumentalities and authorities.  The term "New York municipal securities" may also include debt securities of the governments of certain possessions, territories and commonwealths of the United States if the interest paid on those securities is not subject to New York personal income tax.

      The Fund can also buy other municipal securities, issued by the governments of the other states and the District of Columbia, as well as their political subdivisions, authorities and agencies, and securities issued by any commonwealths, territories or possessions of the
      United States, or their respective agencies, instrumentalities or authorities, if the interest paid on the security is not subject to federal personal income tax (in the opinion of bond counsel to the issuer at the time the security is issued).

      Municipal securities are issued to raise money for a variety of public or private purposes, including financing state or local governments, financing specific projects or public facilities. The Fund can buy both long-term and short-term municipal securities. Long-term municipal securities (which are generally referred to as "bonds") have a maturity of more than one year when issued. The Fund generally focuses on long-term securities, to seek higher income.

      The Fund can buy municipal securities that are "general obligations,"
      secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest.  The Fund can also can buy "revenue obligations" whose interest is payable only from the revenues derived from a particular facility or class of facilities, or a specific excise tax or other revenue source.  Some revenue obligations are private activity bonds that pay interest that may be a tax preference item subject to alternative minimum taxation for investors subject to the alternative minimum tax.

   o  Municipal Lease Obligations.  Municipal leases are used by state and local governments to obtain funds to acquire land, equipment or facilities.  The Fund can invest in certificates of participation that represent a proportionate interest in payments made under municipal lease obligations.  Most municipal leases, while secured by the leased property, are not general obligations of the issuing municipality.
      They often contain "non-appropriation" clauses under which the municipal government has no obligation to make lease or installment payments in future years unless money is appropriated on a yearly basis.  If the government stops making payments or transfers its payment obligations to a private entity, the obligation could lose value or become taxable.

Ratings of Municipal Securities the Fund Buys.  Most of the municipal securities the Fund buys are "investment grade" at the time of purchase. The Fund limits its investments in municipal securities that at the time of purchase are not "investment-grade" to not more than 25%
      of its total assets.  "Investment grade" securities are those rated within the four highest rating categories of Moody's, Standard & Poor's
      Rating Services or Fitch, Inc. or another nationally recognized rating organization, or  (if unrated) judged by the Manager to be comparable to securities rated as investment grade. Rating definitions of rating organizations are in Appendix A to the Statement of Additional
      Information.  If a security is not rated, the Manager will use its judgment to assign a rating to the security comparable to that of a rating organization. If the rating of a security is reduced after the
      Fund buys it, the Fund is not required automatically to dispose of that security.  However, the Manager will evaluate those securities to determine whether to keep them in the Fund's portfolio.

      The Manager may rely to some extent on credit ratings by nationally recognized rating organizations in evaluating the credit risk of securities selected for the Fund's portfolio.
      It may also use its own research and analysis to evaluate risks.  Many factors affect an issuer's ability to make timely payments, and the credit risks of a particular security may change over time.

   o  Special Credit Risks of Lower-Grade Securities.  Municipal securities that are below investment grade (these are sometimes called "junk bonds") may be subject to greater price fluctuations and risks of loss of income and principal than investment-grade municipal securities.
      Securities that are (or that have fallen) below investment grade have a greater risk that the issuers might not meet their debt obligations.
Floating Rate/Variable Rate Obligations.  Some municipal securities have variable or floating interest rates.  Variable rates are adjustable at stated periodic intervals.  Floating rates are automatically adjusted according to a specified market rate, such as a percentage of the prime rate of a bank or the ninety-one (91) day U.S. Treasury Bill rate.
   o  Inverse Floaters Have Special Risks.  Variable rate bonds known as
      "inverse floaters" pay interest at rates that move in the opposite direction of yields on short-term bonds in response to market changes.
      As interest rates rise, inverse floaters produce less current income, and their market value can become volatile. Inverse floaters are a type of "derivative security."  Some have a "cap," so that if interest rates rise above the "cap," the security pays additional interest income.  If rates do not rise above the "cap," the Fund will have paid an additional amount for a feature that proves worthless.  The Fund will not invest more than 20% of its total assets in inverse floaters.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE?  The Fund's Board of
Trustees can change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this
Prospectus.  Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares.  The Fund's investment objective is a fundamental policy.  Other investment restrictions that are fundamental policies are listed in the Statement of Additional Information.
An investment policy is not fundamental unless this Prospectus or the
Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES.  To seek its objective, the Fund can also use the investment techniques and strategies described below.  The Manager might not always use all of them.  These techniques have risks although some of them are designed to help reduce overall investment or market risks.

"When-Issued" and "Delayed-Delivery" Transactions. The Fund can purchase municipal securities on a "when-issued" basis and can purchase or sell securities on a "delayed- delivery" basis. Between the purchase and settlement, no payment is made for the security and no interest accrues to the buyer from the investment. There is a risk of loss to the Fund if the value of the when-issued security declines prior to the settlement date. No income accrues to the Fund on a when-issued security until the Fund receives the security on settlement of the trade.

Puts and Stand-By Commitments.  The Fund can acquire "stand-by commitments"
      or "puts" with respect to municipal securities.  The Fund obtains the right to sell the securities at a set price on demand to the issuing broker-dealer or bank. However, securities having this feature may have a lower interest rate. The Fund will acquire stand-by commitments or puts solely to enhance portfolio liquidity.
Illiquid and Restricted Securities.  Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security has a contractual  restriction on its resale or cannot be sold publicly until it is registered under the Securities Act of 1933.  The
      Fund will not invest more than 15% of its net assets in illiquid securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit.
      The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Temporary Defensive and Interim Investments.   In times of adverse or
      unstable market, economic or political conditions, the Fund can invest up to 100% of its total assets in temporary defensive investments that are inconsistent with the Fund's principal investment strategies.
      Generally, they would be high quality, short-term money market instruments such as U.S. government securities, highly rated commercial paper, short-term corporate debt obligations, bank deposits or repurchase agreements. The Fund can also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares.
      To the extent the Fund invests in these securities, it might not achieve its investment objective.

How the Fund is Managed

THE MANAGER.  The Manager chooses the Fund's investments and handles its day-to-day business.  The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities.  The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

      The Manager has been an investment advisor since January 1960.  The
Manager and its subsidiaries and controlled affiliates managed more than $120 billion in assets as of September 30, 2002, including other Oppenheimer funds with more than 7 million shareholder accounts. The Manager is located at 498
Seventh Avenue, New York, New York 10018.

   Portfolio  Managers.  The Fund is managed by a  portfolio  management  team
      comprised  of  Ronald  Fielding  and  other   investment   professionals
      selected  from  the  Manager's   Rochester   Division.   This  portfolio
      management team is primarily  responsible for the day-to-day  management of the Fund's portfolio.  Mr. Fielding is a Senior Vice President of the Manager (since January 1996).  Mr. Fielding serves in a similar capacity for other Oppenheimer funds.

Advisory Fees.  Under the investment advisory agreement, the Fund pays the
      Manager an advisory fee at an annual rate that declines as the Fund's assets grow: 0.60% of the first $200 million of average annual net assets, 0.55% of the next $100 million, 0.50% of the next $200 million,
      0.45% of the next $250 million, 0.40% of the next $250 million, and
      0.35% of average annual net assets in excess of $1 billion.  The Fund's management fee for its last fiscal year ended September 30, 2002, was
      0.54% of average annual net assets for each class of shares.

A B O U T  Y O U R  A C C O U N T

How to Buy Shares

You can buy shares several ways as described below. The Fund's Distributor,
OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.
Buying Shares Through Your Dealer.  You can buy shares through any dealer, broker or financial institution that has a sales agreement with the
      Distributor.  Your dealer will place your order with the Distributor on your behalf.
Buying Shares Through the Distributor. Complete an OppenheimerFunds New
      Account Application and return it with a check payable to
      "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver,
      Colorado 80217.  If you don't list a dealer on the application, the
      Distributor will act as your agent in buying the shares.  However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you.

   o  Paying by Federal Funds Wire.  Shares purchased through the Distributor may be paid for by Federal Funds wire.  The minimum investment is
      $2,500.  Before sending a wire, call the Distributor's Wire Department at 1.800.255.5677 to notify the Distributor of the wire and to receive further instructions.

   o  Buying Shares Through OppenheimerFunds AccountLink. With AccountLink,
      you pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH)
      system. You can provide those instructions automatically, under an
      Asset Builder Plan, described below, or by telephone instructions using
      OppenheimerFunds PhoneLink, also described below. Please refer to
      "AccountLink," below for more details.
   o  Buying Shares Through Asset Builder Plans.  You may purchase shares of the Fund  automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink.
      Details are in the Asset Builder Application and the Statement of
      Additional Information.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST?  In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $50. There are reduced minimums available under the following special investment plans:
   o  By using an Asset Builder Plan or Automatic Exchange Plan (details are in the Statement of Additional Information), or government allotment plan, you can make subsequent investments (after making the initial investment of $500) for as little as $50. For any type of account established under one of these plans prior to November 1, 2002, the minimum additional investment will remain $25.

   The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the
      Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD?  Shares are sold at their offering price, which is the net asset value per share plus any initial sales charge that applies.  The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the
Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order.
Net Asset Value.  The Fund calculates the net asset value of each class of shares as of the close of The New York Stock Exchange, on each day the
      Exchange is open for trading (referred to in this Prospectus as a
      "regular business day"). The Exchange normally closes at 4:00 P.M.,
      Eastern time, but may close earlier on some days.  All references to time in this Prospectus mean "Eastern time."

      The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding.  To determine net asset value, the
      Fund's Board of Trustees has established procedures to value the Fund's securities, in general based on market value.  The Board has adopted special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained.

      If, after the close of the principal market on which a security held by the Fund is traded, and before the time the Fund's securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Fund's Board of
      Trustees has authorized the Manager, subject to the Board's review, to ascertain a fair value for such security. A security's valuation may differ depending on the method used for determining value.

The Offering Price.  To receive the offering price for a particular day, in most cases the Distributor or its designated agent must receive your order by the time The New York Stock Exchange closes that day. If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.

Buying Through a Dealer.  If you buy shares through a dealer, your dealer must receive the order by the close of The New York Stock Exchange and transmit it to the Distributor so that it is received before the
      Distributor's close of business on a regular business day (normally
      5:00 P.M.) to receive that day's offering price, unless your dealer has made alternative arrangements with the Distributor. Otherwise, the order will receive the next offering price that is determined.

------------------------------------------------------------------------------

WHAT CLASSES OF SHARES DOES THE FUND OFFER?  The Fund offers investors three different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares.  If you do not choose a class, your investment will be made in Class A shares.
------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class A Shares.  If you buy Class A shares, you pay an initial sales charge
      (on investments up to $1 million).  The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?" below.
------------------------------------------------------------------------------

Class B Shares.  If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 6 years of buying them, you will normally pay a contingent deferred sales charge.  That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.

------------------------------------------------------------------------------

Class C Shares.  If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C Shares?" below.

------------------------------------------------------------------------------

WHICH CLASS OF SHARES SHOULD YOU CHOOSE?  Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

      The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares, and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment?  While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares.  Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest.  For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B or Class C.

   o  Investing for the Shorter Term.  While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares. That is because of the effect of the
      Class B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term.  Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

      However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares.  That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

      And for investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares.  For that reason, the Distributor normally will not accept purchase orders of $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

   o  Investing for the Longer Term.  If you are investing less than $100,000 for the longer-term, for example for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be appropriate.

Are There Differences in Account Features That Matter to You?  Some account features may not be available to Class B and Class C shareholders.
      Other features may not be advisable (because of the effect of the contingent deferred sales charge) for Class B and Class C shareholders.
      Therefore, you should carefully review how you plan to use your investment account before deciding which class of shares to buy.

      Additionally, the dividends payable to Class B and Class C shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A shares, such as the Class B and Class C asset-based sales charge described below and in the Statement of
      Additional Information.  Share certificates are only available for
      Class A shares. If you are considering using your shares as collateral for a loan, that may be a factor to consider. Also, checkwriting is not available on accounts subject to a contingent deferred sales charge.

How Do Share Classes Affect Payments to Your Broker?  A financial advisor may receive different compensation for selling one class of shares than for selling another class.  It is important to remember that Class B and
      Class C contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares.  The
      Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS.  Appendix C to the Statement
of Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or in other special types of transactions.  To receive a waiver or special sales charge rate, you must advise the Distributor when purchasing shares or the Transfer
Agent when redeeming shares that a special condition applies.

HOW CAN YOU BUY CLASS A SHARES?  Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge.
However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value.  In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information.  Out of the amount you invest, the
Fund receives the net asset value to invest for your account.

      The sales charge varies depending on the amount of your purchase.  A portion of the sales charge may be retained by the Distributor or allocated to your dealer as concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

  Amount of Purchase                      Front-End Sales
                        Front-End Sales
                          Charge As a       Charge As a      Concession As
                         Percentage of   Percentage of Net   Percentage of
                        Offering Price    Amount Invested    Offering Price

  ---------------------------------------------------------------------------
  Less than $50,000          4.75%             4.98%             4.00%
  ---------------------------------------------------------------------------
  $50,000 or more but        4.50%             4.71%             4.00%
  less than $100,000
  ---------------------------------------------------------------------------
  $100,000 or more but       3.50%             3.63%             3.00%
  less than $250,000
  ---------------------------------------------------------------------------
  $250,000 or more but       2.50%             2.56%             2.25%
  less than $500,000
  ---------------------------------------------------------------------------
  $500,000 or more but       2.00%             2.04%             1.80%
  less than $1 million
  ---------------------------------------------------------------------------

Can You Reduce Class A Sales Charges?  You may be eligible to buy Class A shares at reduced sales charge rates under the Fund's "Right of Accumulation"
or a Letter of Intent, as described in "Reduced Sales Charges" in the
Statement of Additional Information.

   Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more.  The Distributor pays dealers of record concessions in an amount equal to .50% of purchases of $1 million or more (other than purchases by retirement plans, which are not permitted to purchase shares of the Fund). That concession will be paid only on purchases that were not previously subject to a front-end sales charge and dealer concession.

         If you redeem any of those shares within an 18 month "holding period" measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds.  That sales charge will be equal to 1.0% of the lesser of:

o     the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of
            dividends or capital gain distributions) or
o     the original net asset value of the redeemed shares.

         The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

HOW CAN YOU BUY CLASS B SHARES?  Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

 Years Since Beginning of Month in      Contingent Deferred Sales Charge on
 Which                                  Redemptions in That Year
 Purchase Order was Accepted            (As % of Amount Subject to Charge)
 ------------------------------------------------------------------------------
 0 - 1                                  5.0%
 ------------------------------------------------------------------------------
 1 - 2                                  4.0%
 ------------------------------------------------------------------------------
 2 - 3                                  3.0%
 ------------------------------------------------------------------------------
 3 - 4                                  3.0%
 ------------------------------------------------------------------------------
 4 - 5                                  2.0%
 ------------------------------------------------------------------------------
 5 - 6                                  1.0%
 ------------------------------------------------------------------------------

 More than 6                            None

 ------------------------------------------------------------------------------
In the table, a "year" is a 12 month period. In applying the contingent deferred sales charge, all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares.  Class B shares automatically convert to Class A shares 72 months after you purchase them.  This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and
      Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed.  When any Class B shares that you hold convert, any other
      Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional
      Information.

HOW CAN YOU BUY CLASS C SHARES?  Class C shares are sold at net asset value per share without an initial sales charge.  However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0%
will be deducted from the redemption proceeds.  The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

DISTRIBUTION AND SERVICE (12b-1) PLANS.
Service Plan for Class A Shares.  The Fund has adopted a Service Plan for
      Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares.  Reimbursement is made quarterly at an annual rate of up to
      0.25% of the average annual net assets of Class A shares of the Fund.
      The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares.

Distribution and Service Plans for Class B and Class C Shares.  The Fund has
      adopted Distribution and Service Plans for Class B and Class C shares to pay the Distributor for its services and costs in distributing Class
      B and Class C shares and servicing accounts.  Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares.  The Distributor also receives a service fee of 0.25% per year under each plan.

      The asset-based sales charge and service fees increase Class B and
      Class C expenses by  1.0% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B or Class C shares.  The Distributor pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer.
      After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.

The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale.  Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class B shares is therefore 4.00% of the purchase price.  The Distributor retains the Class B asset-based sales charge. See the Statement of
      Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale.  Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class C shares is therefore 1.0% of the purchase price.  The
      Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more. See the Statement of Additional Information for exceptions.

Special Investor Services
ACCOUNTLINK.  You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an
Automated Clearing House (ACH) member. AccountLink lets you:
   o  transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset
      Builder Plans, or
   o  have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the
      Transfer Agent for more information.

      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677.  The purchase payment will be debited from your bank account.
      AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer.
After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the
Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK.  PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone.  PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification
Number (PIN), by calling the special PhoneLink number, 1.800.225.5677.
Purchasing Shares.  You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677.  You must have established
      AccountLink privileges to link your bank account with the Fund to pay for these purchases.

Exchanging Shares.  With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.
Selling Shares.  You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account.  Please refer to "How to Sell Shares,"
      below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX?  You may send requests for certain types of account transactions to the Transfer Agent by fax
(telecopier).  Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE.  You can obtain information about the
Fund, as well as your account balance, on the OppenheimerFunds Internet website, at www.oppenheimerfunds.com. Additionally, shareholders listed in
            ------------------------
the account registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have
Internet account transaction capability for your account, please call the
Transfer Agent at 1.800.225.5677. At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS.  The Fund has several plans that enable you to sell shares automatically or exchange them to another
OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

REINVESTMENT PRIVILEGE.  If you redeem some or all of your Class A or Class B shares of the Fund, you have up to six months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge.  This privilege applies only to Class A shares that you purchased subject to an initial sales charge and to Class A or Class
B shares on which you paid a contingent deferred sales charge when you redeemed them.  This privilege does not apply to Class C shares.  You must be sure to ask the Distributor for this privilege when you send your payment.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.  Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent.  The
Fund lets you sell your shares by writing a letter, by wire, by using the
Fund's checkwriting privilege or by telephone.  You can also set up Automatic
Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner, please call the
Transfer Agent first, at 1.800.225.5677, for assistance.

Certain Requests Require a Signature Guarantee.  To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
   o  You wish to redeem more than $100,000 and receive a check
   o  The redemption check is not payable to all shareholders listed on the account statement
   o  The redemption check is not sent to the address of record on your account statement
   o  Shares are being transferred to a Fund account with a different owner or name
   o  Shares are being redeemed by someone (such as an Executor) other than the owners
Where Can You Have Your Signature Guaranteed?  The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:

   o  a  U.S. bank, trust company, credit union or savings association,
   o  a foreign bank that has a U.S. correspondent bank,
   o  a  U.S. registered dealer or broker in securities, municipal securities or government securities, or

   o  a  U.S. national securities exchange, a registered securities association or a clearing agency.
      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.
Sending Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of shares you sell sent by
Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system. The minimum redemption you can have sent by wire is $2,500. There is a $10 fee for each request. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at 1.800.225.5677.
CHECKWRITING. To write checks against your Fund account, request that privilege on your account application, or contact the Transfer Agent for signature cards. They must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use. Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner. If you previously signed a signature card to establish checkwriting in another Oppenheimer fund, simply call 1.800.225.5677 to request checkwriting for an account in this
Fund with the same registration as the other account.
o     Checks can be written to the order of whomever you wish, but may not be cashed at the bank the checks are payable through or the Fund's custodian bank.
o     Checkwriting privileges are not available for accounts holding shares that are subject to a contingent deferred sales charge.
o     Checks must be written for at least $500. Checks written below the stated amount on the check will not be accepted. However, if you have existing checks indicating a $100 minimum, you may still use them for amounts of $100 or more.
o     Checks cannot be paid if they are written for more than your account value. Remember, your shares fluctuate in value and you should not write a check close to the total account value.
o     You may not write a check that would require the Fund to redeem shares that were purchased by check or Asset Builder Plan payments within the prior 10 days.
o     Don't use your checks if you changed your Fund account number, until you receive new checks.

HOW DO YOU SELL SHARES BY MAIL?  Write a letter of instruction that includes:
   o  Your name
   o  The Fund's name
   o  Your Fund account number (from your account statement)
   o  The dollar amount or number of shares to be redeemed
   o  Any special payment instructions
   o  Any share certificates for the shares you are selling
   o  The signatures of all registered owners exactly as the account is registered, and
   o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

---------------------------------------------------------------------------------

Use the following address for            Send courier or express mail
requests by mail:                        requests to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver, Colorado 80217                   Denver, Colorado 80231

---------------------------------------------------------------------------------

HOW DO YOU SELL SHARES BY TELEPHONE?  You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days.  You may not redeem shares held under a share certificate by telephone.

   o  To redeem shares through a service representative or automatically on
      PhoneLink, call 1.800.225.5677
      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check.  Up to $100,000 may be redeemed by telephone in any seven-day period.  The check must be payable to all owners of record of the shares and must be sent to the address on the account statement.  This service is not available within 30 days of changing the address on an account.
Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink.  Normally the ACH transfer to your bank is initiated on the business day after the redemption.
      You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

      If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the
      Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN YOU SELL SHARES THROUGH YOUR DEALER?  The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers.  Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS.  If you purchase shares subject to a Class A, Class B or Class C contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix C to the
Statement of Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request).

      A contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value.  A contingent deferred sales charge is not imposed on:
   o  the amount of your  account  value  represented  by an  increase  in net asset value over
      the initial purchase price,
   o  shares  purchased by the  reinvestment  of  dividends  or capital  gains distributions, or
   o  shares redeemed in the special circumstances described in Appendix C to the Statement of Additional Information.
      To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:

   1. shares acquired by reinvestment of dividends and capital gains distributions,
   2. shares held for the holding period that applies to the class, and
   3. shares held the longest during the holding period.

      Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds.  However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire.  Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge.
Shares of the Fund can be purchased by exchange of shares of other
Oppenheimer funds on the same basis.  To exchange shares, you must meet several conditions:
   o  Shares of the fund selected for exchange must be available for sale in your state of residence.
   o  The prospectuses of both funds must offer the exchange privilege.
   o  You must hold the shares you buy when you establish your account for at least seven days before you can exchange them. After the account is open seven days, you can exchange shares every regular business day.
   o  You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
   o  Before exchanging into a fund, you must obtain and read its prospectus.
      Shares of a particular class of the Fund may be exchanged only for shares of the same class in  the other Oppenheimer funds.  For example, you can exchange Class A shares of this Fund only for Class A shares of another fund.  In some cases, sales charges may be imposed on exchange transactions.
For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Please refer to "How to Exchange Shares" in the
Statement of Additional Information for more details.

      You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1.800.225.5677.  That list can change from time to time.

HOW DO YOU SUBMIT EXCHANGE REQUESTS?  Exchanges may be requested in writing or by telephone:

Written Exchange Requests.  Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account.  Send it to the Transfer Agent at the address on the back cover.  Exchanges of shares held under certificates cannot be processed unless the Transfer Agent receives the certificates with the request.

Telephone Exchange Requests. Telephone exchange requests may be made either by calling a service representative or by using PhoneLink for automated exchanges by calling 1.800.225.5677.  Telephone exchanges may be made only between accounts that are registered with the same name(s) and address.  Shares held under certificates may not be exchanged by telephone.

ARE THERE LIMITATIONS ON EXCHANGES?  There are certain exchange policies you should be aware of:

   o  Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that conforms to the policies described above.  It must be received by the close of The
      New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days.  However, either fund may delay the purchase of shares of the fund you are exchanging into up to seven days if it determines it would be disadvantaged by the same day exchange.

   o  The interests of the Fund's long-term shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations--also known as "market timing."  When large dollar amounts are involved, the Fund may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force the Fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's Fund shares. These factors may hurt the Fund's performance and its shareholders. When the Manager believes frequent trading would have a disruptive effect on the Fund's ability to manage its investments, the Manager and the Fund may reject purchase orders and exchanges into the Fund by any person, group or account that the
      Manager believes to be a market timer.
   o  The Fund may amend, suspend or terminate the exchange privilege at any time. The Fund will provide you notice whenever it is required to do so by applicable law, but it may impose changes at any time for emergency purposes.
   o  If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.
A $12 annual fee is assessed on any account  valued at less than $500. The fee is automatically  deducted from accounts annually on or about the second to last  business day of  September.  See the  Statement  of  Additional
      Information,  or visit the  OppenheimerFunds  website,  to learn how you can  avoid  this  fee and for  circumstances  when  this fee will not be assesssed.

The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.

Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law.  If an account has more than one owner, the Fund and the Transfer
      Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.

The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the
      Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form.  From time to time, the
      Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.
Dealers that can perform account transactions for their clients by participating in NETWORKING  through the National Securities Clearing
      Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares.  The redemption value of your shares may be more or less than their original cost.

Payment for redeemed shares ordinarily is made in cash. It is forwarded by check or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended.  For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.
The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared.  That delay may be as much as 10 days from the date the shares were purchased.  That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.

Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $200 for reasons other than the fact that the market value of shares has dropped. In some cases involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio.

"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges)
      if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.

To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.225.5677. You may also notify the Transfer
      Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing 30 days after the
      Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS.  The Fund intends to declare dividends separately for each class of shares from net tax-exempt income and/or net taxable investment income each regular business day and to pay those dividends to shareholders monthly on a date selected by the Board of Trustees.  Daily dividends will not be declared or paid on newly-purchased shares until Federal Funds are available to the Fund from the purchase payment for such shares.

      The Fund attempts to pay dividends on Class A shares at a constant level. There is no assurance that it will be able to do so. The Board of
Trustees may change the targeted dividend level at any time, without prior notice to shareholders. Additionally, the amount of those dividends and any other distributions paid on Class B and Class C shares may vary over time, depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the particular class of shares. Dividends and distributions paid on Class A shares will generally be higher than for Class B and Class C shares, which normally have higher expenses than Class A. The Fund cannot guarantee that it will pay any dividends or distributions.

CAPITAL GAINS.  Although the Fund does not seek capital gains, it may realize capital gains on the sale of portfolio securities.  If it does, it may make distributions out of any net short-term or long-term capital gains in
December of each year.  The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the fund will pay any capital gains distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS?  When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:
Reinvest All Distributions in the Fund.  You can elect to reinvest all dividends and capital gains distributions in additional shares of the
      Fund.

Reinvest Dividends or Capital Gains.  You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through
      AccountLink.

Receive All Distributions in Cash.  You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account.  You can
      reinvest all distributions in the same class of shares of another
      OppenheimerFunds account you have established.

TAXES. Dividends paid from net investment income earned by the Fund on municipal securities will be excludable from gross income for federal income tax purposes. All or a portion of the dividends paid by the Fund that are derived from interest paid on certain "private activity bonds" may be an item of tax preference if you are subject to the federal alternative minimum tax.

      Exempt-interest dividends earned by residents of New York should not be subject to federal, state, or local income taxes.  The portion of the Fund's dividends that are attributable to income earned on other obligations (not
New York municipal securities) will normally be subject to New York State and
City personal income tax.  Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year as well as the amount of your tax-exempt income.

Remember, There May be Taxes on Transactions.  Because the Fund's price share fluctuates, you may have a capital gain or loss when you sell or exchange your shares.  A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them.  Any capital gain is subject to capital gains tax.

Returns of Capital Can Occur.  In certain cases, distributions made by the
      Fund may be considered a non-taxable return of capital to
      shareholders.  If that occurs, it will be identified in notices to shareholders.

      This information is only a summary of certain federal and state income tax information about your investment.  You should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request.

FINANCIAL HIGHLIGHTS

 Class A     Year Ended September 30,                            2002
2001      2000      1999      1998
-----------------------------------------------------------------------------------------------------------------
 Per Share Operating
Data

 Net asset value, beginning of period                         $ 12.67   $
12.15   $ 12.24   $ 13.17   $ 12.79
-----------------------------------------------------------------------------------------------------------------
 Income (loss) from investment
operations:
 Net investment income                                            .68
..67       .64       .64       .64
 Net realized and unrealized gain (loss)                          .06
..50      (.09)     (.94)      .40

---------------------------------------------------
 Total from investment operations                                 .74
1.17       .55      (.30)     1.04
-----------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to
shareholders:
 Dividends from net investment income                            (.66)
(.65)     (.64)     (.63)     (.66)
 Distributions from net realized gain                              --
--        --(1)     --        --

---------------------------------------------------
 Total dividends
and/or
 distributions to shareholders                                   (.66)
(.65)     (.64)     (.63)     (.66)
-----------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                $12.75
$12.67    $12.15    $12.24    $13.17

===================================================

-----------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value(2)                             6.11%
9.77%     4.78%    (2.36)%    8.36%

-----------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental
Data
 Net assets, end of period (in thousands)                    $536,126
$530,464  $509,288  $575,254  $609,183
-----------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                           $525,519
$526,333  $529,839  $603,604  $621,555
-----------------------------------------------------------------------------------------------------------------
 Ratios to average net
assets:(3)
 Net investment income                                           5.44%
5.30%     5.45%     5.04%     4.96%
 Expenses                                                        0.89%
0.84%     0.89%     0.88%     0.87%(4)
-----------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                           73%
10%       26%       18%       25%

1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal
period, with all dividends and distributions reinvested in additional shares on
the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

19|       OPPENHEIMER NEW YORK MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

 Class B     Year Ended September 30,                            2002
2001      2000      1999      1998
----------------------------------------------------------------------------------------------------------------
 Per Share Operating
Data

 Net asset value, beginning of period                          $12.68
$12.16    $12.25    $13.18    $12.79
----------------------------------------------------------------------------------------------------------------
 Income (loss) from investment
operations:
 Net investment income                                            .58
..56       .53       .54       .55
 Net realized and unrealized gain (loss)                          .06
..51      (.07)     (.94)      .41

--------------------------------------------------
 Total from investment operations                                 .64
1.07       .46      (.40)      .96
----------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to
shareholders:
 Dividends from net investment income                            (.57)
(.55)     (.55)     (.53)     (.57)
 Distributions from net realized gain                              --
--        --(1)     --        --

--------------------------------------------------
 Total dividends and/or
distributions
 to shareholders                                                 (.57)
(.55)     (.55)     (.53)     (.57)
----------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                $12.75
$12.68    $12.16    $12.25    $13.18

==================================================

----------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value(2)                             5.22%
8.94%     3.98%    (3.11)%    7.62%

----------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental
Data
 Net assets, end of period (in thousands)                     $40,896
$46,422   $49,671   $78,526  $107,021
----------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                            $42,021
$48,115   $60,299   $98,597  $106,130
----------------------------------------------------------------------------------------------------------------
 Ratios to average net
assets:(3)
 Net investment income                                           4.67%
4.53%    4.68%     4.25%     4.21%
 Expenses                                                        1.66%
1.61%    1.67%     1.65%     1.63%(4)
----------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                           73%
10%      26%       18%       25%

1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal
period, with all dividends and distributions reinvested in additional shares on
the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

20|       OPPENHEIMER NEW YORK MUNICIPAL FUND

 Class C     Year Ended September 30,                            2002
2001      2000      1999      1998
-----------------------------------------------------------------------------------------------------------------
 Per Share Operating
Data

 Net asset value, beginning of period                          $12.68
$12.15    $12.24    $13.17    $12.79
-----------------------------------------------------------------------------------------------------------------
 Income (loss) from investment
operations:
 Net investment income                                            .57
..56       .56       .56       .47
 Net realized and unrealized gain (loss)                          .07
..52      (.10)     (.96)      .48

---------------------------------------------------
 Total from investment operations                                 .64
1.08       .46      (.40)      .95
-----------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to
shareholders:
 Dividends from net investment income                            (.57)
(.55)     (.55)     (.53)     (.57)
 Distributions from net realized gain                              --
--        --(1)     --        --

---------------------------------------------------
 Total dividends and/or
distributions
 to shareholders                                                 (.57)
(.55)     (.55)     (.53)     (.57)
-----------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                $12.75
$12.68    $12.15    $12.24    $13.17

===================================================

-----------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value(2)                             5.22%
9.03%     3.97%    (3.11)%    7.54%

-----------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental
Data
 Net assets, end of period (in thousands)                     $10,603
$8,251    $5,954    $6,450    $6,168
-----------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                            $ 9,183
$6,979    $6,121    $6,622    $5,420
-----------------------------------------------------------------------------------------------------------------
 Ratios to average net
assets:(3)
 Net investment income                                           4.66%
4.51%     4.68%     4.26%     4.30%
 Expenses                                                        1.66%
1.61%     1.66%     1.65%     1.63%(4)
-----------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                           73%
10%       26%       18%       25%

1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal
period, with all dividends and distributions reinvested in additional shares on
the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

INFORMATION AND SERVICES

For More Information On
Oppenheimer New York Municipal Fund

The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations.  It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual
Reports to shareholders.  The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information

You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

---------------------------------------------------------------------------------

By Telephone:                            Call OppenheimerFunds Services
                                         toll-free:  1.800.CALL.OPP (225.5677)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
By Mail:                                 Write to:
                                         OppenheimerFunds Services
                                         P.O. Box 5270
                                         Denver, Colorado 80217-5270
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

On the Internet:                         You can send us a request by e-mail or
                                         read or download documents on the
                                         OppenheimerFunds website:
                                         www.oppenheimerfunds.com
                                         ------------------------

---------------------------------------------------------------------------------
Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington,
D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating
           -----------
fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or
                                                       ------------------
by writing to the SEC's Public Reference Section, Washington D.C. 20549-0102.

 No one has been  authorized to provide any  information  about the Fund or to make any representations  about the Fund other than what is contained in this  Prospectus.  This Prospectus is not an offer to sell shares of the
      Fund, nor a  solicitation  of an offer to buy shares of the Fund, to any person in any state or other  jurisdiction  where it is unlawful to make such an offer.

                                               The Fund's shares are
distributed by:

The Fund's SEC File No.: 811-4054               (logo)OppenheimerFunds
Distributor, Inc.
 PR0360.001.1102

                                         Printed on recycled paper.

                        APPENDIX TO THE PROSPECTUS OF
                     OPPENHEIMER NEW YORK MUNICIPAL FUND

      Graphic material included in the Prospectus of Oppenheimer New York
Municipal Fund ("the Fund") "Annual Total Returns (Class A) (% as of 12/31
each year)":

      A bar chart will be included in the Prospectus of the Fund depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for each of the ten most recent calendar years, without deducting sales charges.  Set forth below are the relevant data points that will appear in the bar chart:

--------------------------------------------------------------------
      Calendar Year Ended:              Annual Total Returns
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/92                                       9.64%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/93                                       13.15%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/94                                       -8.79%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/95                                                    17.62%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/96                                       4.13%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/97                                       9.16%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/98                                       5.83%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/99                                       -4.46%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/00                                       11.35%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/01                                       4.46%
--------------------------------------------------------------------

------------------------------------------------------------------------------

                     Oppenheimer New York Municipal Fund
------------------------------------------------------------------------------

6803 South Tucson Way, Centennial, Colorado 80112
1.800.225.5677

         Statement of Additional Information dated November 22, 2002

      This  Statement  of  Additional   Information  is  not  a  Prospectus.   This
document   contains   additional   information   about  the  Fund  and  supplements
information  in  the  Prospectus  dated  November  22,  2002.  It  should  be  read together  with the  Prospectus,  which may be  obtained  by  writing  to the Fund's
Transfer  Agent,  OppenheimerFunds  Services,  at P.O. Box 5270,  Denver,  Colorado
80217 or by calling the Transfer  Agent at the  toll-free  number shown above or by downloading it from the OppenheimerFunds Internet
website at www.oppenheimerfunds.com.

Contents
                                                                          Page
About the Fund

About Your Account

Financial Information About the Fund

------------------------------------------------------------------------------
A B O U T  T H E  F U N D
------------------------------------------------------------------------------

    Additional Information About the Fund's Investment Policies and Risks

      The  investment  objective,  the principal  investment  policies and the main risks of the Fund are  described in the  Prospectus.  This  Statement of Additional
Information  contains  supplemental  information about those policies and risks and the types of  securities  that the  Fund's  investment  Manager,  OppenheimerFunds,
Inc.,  can select for the Fund.  Additional  information is also provided about the
strategies   that  the  Fund  (the  "Manager")  may  use  to  try  to  achieve  its objective.

The Fund's  Investment  Policies.  The composition of the Fund's  portfolio and the techniques  and strategies  that the Fund's Manager may use in selecting  portfolio securities  will  vary  over  time.  The  Fund  is not  required  to use all of the investment  techniques and strategies  described  below in seeking its goal. It may use some of the special  investment  techniques and strategies at some times or not at all.The Fund does not make  investments  with the  objective of seeking  capital growth.  However,  the values of the securities held by the Fund may be affected by changes  in  general  interest  rates and other  factors  prior to their  maturity.
Because the current  value of debt  securities  varies  inversely  with  changes in prevailing  interest  rates,  if  interest  rates  increase  after  a  security  is
purchased,   that  security  will  normally  fall  in  value.  Conversely,   should
interest  rates  decrease  after a security is  purchased,  normally its value will rise.

      However,  those  fluctuations in value will not generally  result in realized gains or losses to the Fund  unless the Fund sells the  security  prior to the  security's  maturity.  A debt  security  held  to  maturity  is
            redeemable  by  its  issuer  at  full  principal   value  plus  accrued
            interest.  The Fund does not  usually  intend to dispose of  securities prior to  their  maturity,  but may do so for  liquidity  purposes,  or because of other  factors  affecting  the issuer that cause the Manager to sell the particular  security.  In that case, the Fund could realize a capital gain or loss on the sale.

      There are  variations  in the credit  quality of municipal  securities,  both within a  particular  rating  classification  and  between  classifications.  These variations  depend on numerous factors.  The yields of municipal  securities depend on a number of factors,  including general  conditions in the municipal  securities market,  the size of a  particular  offering,  the maturity of the  obligation  and rating (if any) of the issue. These factors are discussed in greater detail below.

Municipal  Securities.  The  types of  municipal  securities  in which the Fund may invest are  described  in the  Prospectus  under  "About  the Fund's  Investments."
Municipal   securities  are  generally  classified  as  general  obligation  bonds, revenue  bonds and notes.  A  discussion  of the general  characteristics  of these principal types of municipal securities follows below.

      |X|   Municipal  Bonds. We have classified  longer term municipal  securities as "municipal bonds." The principal  classifications  of long-term  municipal bonds
are  "general  obligation"  and  "revenue"  (including  "industrial   development")
bonds.  They may have fixed,  variable or floating rates of interest,  as described below.

      Some  bonds may be  "callable,"  allowing  the issuer to redeem  them  before their  maturity  date. To protect  bondholders,  callable  bonds may be issued with provisions  that prevent  them from being  called for a period of time.  Typically, that is 5 to 10 years from the issuance  date.  When  interest  rates  decline,  if the call  protection  on a bond has expired,  it is more likely that the issuer may call the bond.  If that  occurs,  the Fund might have to reinvest  the  proceeds of the called bond in bonds that pay a lower rate of return.

         |_|      General  Obligation  Bonds.  The basic  security  behind  general obligation  bonds is the  issuer's  pledge of its full faith and credit and taxing, if any,  power for the repayment of principal and the payment of interest.  Issuers of general obligation bonds include states,  counties,  cities, towns, and regional districts.  The  proceeds  of these  obligations  are used to fund a wide  range of public  projects,  including  construction or improvement of schools,  highways and roads,  and water and sewer  systems.  The rate of taxes that can be levied for the payment of debt service on these bonds may be limited or  unlimited.  Additionally, there may be limits as to the rate or  amount of  special  assessments  that can be levied to meet these obligations.

         |_|      Revenue  Bonds.  The  principal  security  for a revenue  bond is
generally  the  net  revenues  derived  from  a  particular   facility,   group  of
facilities,  or, in some  cases,  the  proceeds  of a special  excise  tax or other specific  revenue  source.  Revenue  bonds are issued to finance a wide  variety of capital  projects.  Examples  include  electric,  gas,  water  and  sewer  systems;
highways,  bridges,  and  tunnels;  port  and  airport  facilities;   colleges  and
universities; and hospitals.

      Although the  principal  security for these types of bonds may vary from bond to bond,  many provide  additional  security in the form of a debt service  reserve fund that may be used to make  principal  and  interest  payments  on the  issuer's
obligations.   Housing  finance   authorities   have  a  wide  range  of  security,
including   partially  or  fully  insured   mortgages,   rent   subsidized   and/or
collateralized  mortgages,  and/or the net  revenues  from  housing or other public projects.  Some  authorities  provide  further  security  in the form of a  state's ability  (without  obligation) to make up  deficiencies in the debt service reserve fund.

         |_|      Industrial  Development Bonds.  Industrial  development bonds are considered  municipal  bonds if the  interest  paid is exempt from  federal  income tax.  They are  issued  by or on behalf of  public  authorities  to raise  money to finance  various  privately  operated  facilities  for business and  manufacturing, housing,  sports,  and pollution  control.  These bonds may also be used to finance public  facilities  such as airports,  mass transit  systems,  ports,  and parking.
The payment of the  principal  and  interest on such bonds is  dependent  solely on the  ability  of the  facility's  user to meet its  financial  obligations  and the pledge,  if any,  of real and  personal  property  financed by the bond as security for those payments.

         |_|      Private  Activity  Municipal  Securities.  The Tax  Reform Act of
1986 (the "Tax Reform Act")  reorganized,  as well as amended,  the rules governing tax  exemption  for  interest on certain  types of  municipal  securities.  The Tax
Reform Act  generally  did not change the tax treatment of bonds issued in order to finance  governmental  operations.  Thus,  interest  on  general  obligation  bonds issued by or on behalf of state or local  governments,  the  proceeds  of which are used to finance the  operations of such  governments,  continues to be  tax-exempt.
However,   the  Tax  Reform  Act   limited   the  use  of   tax-exempt   bonds  for
non-governmental  (private)  purposes.  More stringent  restrictions were placed on the use of proceeds of such bonds.  Interest on certain  private  activity bonds is
taxable  under  the  revised   rules.   There  is  an  exception  for   "qualified"
tax-exempt  private  activity bonds,  for example,  exempt facility bonds including certain industrial  development bonds,  qualified mortgage bonds, qualified Section
501(c)(3) bonds, and qualified student loan bonds.

      In addition,  limitations  as to the amount of private  activity  bonds which each state may issue  were  revised  downward  by the Tax  Reform  Act,  which will reduce  the  supply of such  bonds.  The  value of the  Fund's  portfolio  could be affected if there is a reduction in the availability of such bonds.

      Interest on certain  private  activity  bonds  issued  after  August 7, 1986, which  continues  to be  tax-exempt,  will  be  treated  as a tax  preference  item subject  to  the  alternative  minimum  tax  (discussed  below)  to  which  certain taxpayers  are  subject.  The Fund may hold  municipal  securities  the interest on which (and thus a  proportionate  share of the  exempt-interest  dividends  paid by the Fund) will be subject to the federal  alternative  minimum  tax on  individuals and corporations.

      The  federal  alternative  minimum tax is designed to ensure that all persons who  receive  income  pay some  tax,  even if their  regular  tax is zero.  This is accomplished  in part by including in taxable income  certain tax preference  items that are used to  calculate  alternative  minimum  taxable  income.  The Tax Reform
Act made tax-exempt  interest from certain private  activity bonds a tax preference
item  for   purposes   of  the   alternative   minimum  tax  on   individuals   and
corporations.   Any  exempt-interest   dividend  paid  by  a  regulated  investment
company  will be treated as interest  on a specific  private  activity  bond to the extent of the  proportionate  relationship  the  interest  the  investment  company receives on such bonds bears to all its exempt interest dividends.

      In  addition,  corporate  taxpayers  subject to the  alternative  minimum tax may,  under  some  circumstances,  have to  include  exempt-interest  dividends  in
calculating  their  alternative   minimum  taxable  income.  That  could  occur  in
situations  where the "adjusted  current  earnings" of the corporation  exceeds its alternative minimum taxable income.

      To  determine  whether a municipal  security is treated as a taxable  private activity  bond,  it is  subject  to a test  for:  (a) a trade or  business  use and security interest,  or (b) a private loan restriction.  Under the trade or business use and security  interest  test, an obligation is a private  activity bond if: (i)
more than 10% of the bond  proceeds  are used for  private  business  purposes  and
(ii) 10% or more of the payment of  principal  or interest on the issue is directly or  indirectly  derived from such private use or is secured by the  privately  used property or the payments  related to the use of the property.  For certain types of uses, a 5% threshold is substituted for this 10% threshold.

      The term  "private  business use" means any direct or indirect use in a trade or business  carried on by an  individual or entity other than a state or municipal governmental  unit.  Under  the  private  loan  restriction,  the  amount  of  bond proceeds  that may be used to make private  loans is limited to the lesser of 5% or
$5.0 million of the proceeds.  Thus,  certain issues of municipal  securities could lose their  tax-exempt  status  retroactively  if the issuer  fails to meet certain requirements  as to the  expenditure  of the  proceeds  of that issue or the use of the  bond-financed  facility.  The Fund makes no independent  investigation  of the users of such  bonds or their use of  proceeds  of the  bonds.  If the Fund  should hold a bond that  loses its  tax-exempt  status  retroactively,  there  might be an adjustment to the tax-exempt income previously distributed to shareholders.
      Additionally,  a private  activity  bond that would  otherwise be a qualified tax-exempt  private  activity bond will not,  under  Internal  Revenue Code Section
147(a),  be a  qualified  bond for any period  during  which it is held by a person who is a "substantial  user" of the  facilities or by a "related  person" of such a substantial  user. This  "substantial  user" provision  applies primarily to exempt facility bonds,  including  industrial  development  bonds.  The Fund may invest in industrial  development  bonds and other private  activity  bonds.  Therefore,  the
Fund may not be an  appropriate  investment  for  entities  which are  "substantial users" (or  persons  related to  "substantial  users") of such  exempt  facilities.
Those  entities and persons  should  consult their tax advisers  before  purchasing shares of the Fund.

      A  "substantial   user"  of  such  facilities  is  defined   generally  as  a
"non-exempt  person  who  regularly  uses  part of a  facility"  financed  from the proceeds  of  exempt  facility  bonds.  Generally,  an  individual  will  not  be a
"related  person"  under the Internal  Revenue Code unless such  individual  or the
individual's   immediate   family   (spouse,   brothers,   sisters  and   immediate
descendants)  own directly or indirectly  in the  aggregate  more than 50% in value of the equity of a corporation  or partnership  which is a "substantial  user" of a facility financed from the proceeds of exempt facility bonds.

      |X|   Municipal  Notes.  Municipal  securities  having a  maturity  (when the security  is issued)  of less than one (1) year are  generally  known as  municipal notes.  Municipal  notes  generally  are used to  provide  for  short-term  working capital  needs.  Some of the types of  municipal  notes the Fund can  invest in are described below.

         |_|      Tax  Anticipation  Notes.  These are  issued to  finance  working capital needs of  municipalities.  Generally,  they are issued in  anticipation  of various seasonal tax revenue,  such as income,  sales, use or other business taxes, and are payable from these specific future taxes.

         |_|      Revenue   Anticipation   Notes.   These  are   notes   issued  in
expectation  of  receipt  of  other  types of  revenue,  such as  federal  revenues available under federal revenue-sharing programs.

         |_|      Bond Anticipation  Notes.  Bond anticipation  notes are issued to
provide  interim  financing  until  long-term   financing  can  be  arranged.   The
long-term  bonds  that  are  issued  typically  also  provide  the  money  for  the repayment of the notes.

         |_|      Construction  Loan  Notes.  These  are  sold to  provide  project
construction   financing   until   permanent   financing  can  be  secured.   After
successful  completion  and  acceptance  of the project,  it may receive  permanent financing through public agencies, such as the Federal Housing Administration.

      |X|   Tax-Exempt   Commercial  Paper.  This  type  of  short-term  obligation
(usually  having a maturity  of two hundred  seventy  (270) days or less) is issued by a municipality to meet current working capital needs.

      |X|   Municipal  Lease  Obligations.  The  Fund's  investments  in  municipal lease  obligations may be through  certificates of  participation  that are offered to investors by public  entities.  Municipal leases may take the form of a lease or an installment  purchase  contract issued by a state or local government  authority to obtain funds to acquire a wide variety of equipment and facilities.

      Some municipal  lease  securities may be deemed to be "illiquid"  securities.
Their  purchase  by the Fund  would be  limited  as  described  below in  "Illiquid
Securities."  From time to time the Fund may invest  more than 5% of its net assets in municipal lease  obligations  that the Manager has determined to be liquid under guidelines set by the Board of Trustees.

      Those guidelines require the Manager to evaluate:
      o  the frequency of trades and price quotations for such securities;
      o  the number of dealers or other  potential  buyers  willing to  purchase or sell such securities;
      o  the availability of market-makers; and
      o  the nature of the trades for such securities.

      Municipal   leases  have  special   risk   considerations.   Although   lease
obligations do not constitute  general  obligations of the  municipality  for which the  municipality's  taxing  power is pledged,  a lease  obligation  is  ordinarily backed by the  municipality's  covenant  to budget  for,  appropriate  and make the payments  due  under the  lease  obligation.  However,  certain  lease  obligations contain  "non-appropriation"  clauses  which provide that the  municipality  has no obligation to make lease or  installment  purchase  payments in future years unless money is  appropriated  for that purpose on a yearly  basis.  While the  obligation might be secured by the lease,  it might be difficult  to dispose of that  property in case of a default.

      Projects  financed  with  certificates  of  participation  generally  are not subject to state  constitutional  debt limitations or other statutory  requirements that may apply to other  municipal  securities.  Payments  by the public  entity on the obligation  underlying  the  certificates  are derived from  available  revenue sources.  That  revenue  might  be  diverted  to the  funding  of  other  municipal service  projects.  Payments  of  interest  and/or  principal  with  respect to the certificates  are not  guaranteed and do not constitute an obligation of a state or any of its political subdivisions.

      In addition to the risk of  "non-appropriation,"  municipal lease  securities do not have as highly liquid a market as conventional  municipal  bonds.  Municipal leases,  like  other  municipal  debt  obligations,  are  subject  to the  risk  of non-payment  of interest or repayment  of  principal by the issuer.  The ability of issuers  of  municipal  leases  to make  timely  lease  payments  may be  adversely affected in general economic  downturns and as relative  governmental  cost burdens are reallocated  among federal,  state and local  governmental  units. A default in payment  of income  would  result in a  reduction  of income to the Fund.  It could also result in a reduction in the value of the  municipal  lease and that,  as well as a default in  repayment  of  principal,  could  result in a decrease  in the net asset value of the Fund.

      |X|   Ratings of  Municipal  Securities.  Ratings  by  ratings  organizations such as Moody's  Investors  Service,  Inc.  ("Moody's"),  Standard & Poor's Ratings
Services,  a division of the  McGraw-Hill  Company,  Inc.  ("S&P") and Fitch,  Inc.
("Fitch")  represent the respective  rating agency's opinions of the credit quality of the municipal  securities  they  undertake to rate.  However,  their ratings are general  opinions and are not  guarantees  of quality.  Municipal  securities  that have the same maturity,  coupon and rating may have different  yields,  while other municipal  securities that have the same maturity and coupon but different  ratings may have the same yield.

      Subsequent  to its  purchase by the Fund,  a municipal  security may cease to be rated or its rating may be reduced  below the minimum  required  for purchase by the Fund.  Neither event  requires the Fund to sell the  security,  but the Manager will consider such events in determining  whether the Fund should  continue to hold the  security.  To the extent that ratings  given by Moody's,  S&P, or Fitch change as a result of changes in those rating  organizations or their rating systems,  the
Fund will  attempt  to use  comparable  ratings as  standards  for  investments  in accordance with the Fund's investment policies.

      The Fund may buy municipal  securities that are  "pre-refunded." The issuer's
obligation   to  repay  the   principal   value  of  the   security  is   generally
collateralized  with U.S. government  securities placed in an escrow account.  This causes the  pre-refunded  security to have essentially the same risks of default as a AAA-rated security.

     A list of the  rating  definitions  of  Moody's,  S&P,  and  Fitch  for municipal securities are contained in Appendix A to this Statement of Additional
Information.  The Fund can purchase  securities  that are unrated by  nationally recognized rating organizations. The Manager will make its own assessment of the credit  quality of unrated  issues the Fund buys.  The Manager will use criteria similar to those used by the rating agencies,  and assign a rating category to a security that is  comparable to what the Manager  believes a rating agency would assign to that  security.  However,  the Manager's  rating does not constitute a guarantee of the quality of a particular issue.

     |_| Special Risks of  Lower-Grade  Securities.  Lower grade  securities may have a higher yield than securities  rated in the higher rating  categories.  In addition to having a greater risk of default than higher-grade securities, there may be less of a market for these securities.  As a result they may be harder to sell at an acceptable  price.  The  additional  risks mean that the Fund may not receive the anticipated  level of income from these  securities,  and the Fund's net  asset  value  may be  affected  by  declines  in the  value of  lower-grade securities.  However,  because the added risk of lower quality  securities might not be consistent with the Fund's policy of  preservation  of capital,  the Fund limits its investments in lower quality securities.

Whilesecurities  rated  "Baa" by  Moody's  or "BBB" by  S&P  are  investment grade,  they may be  subject  to  special  risks and have some  speculative characteristics.

Special  Investment   Considerations  -  New  York  Municipal  Securities.  As
explained in the Prospectus,  the Trust's  investments are highly sensitive to the fiscal  stability  of New York State  (referred  to in the  section as the
"State") and its  subdivisions,  agencies,  instrumentalities  or authorities, including New York City (the "City"),  which issue the municipal securities in which  the  Trust  invests.  The  following  information  on risk  factors  in concentrating  in New York  municipal  securities is only a summary,  based on the State's  Annual  Information  Statement  dated June 3, 2002 and the update thereto dated August 9, 2002, and on  publicly-available  official  statements relating to offerings by issuers of New York municipal  securities on or prior to February 11, 2002 with  respect to  offerings of New York State,  and on or
prior  to  July  18,  2002  with  respect  to   offerings  by  the  City.   No
representation is made as to the accuracy of this information.

      During   the   mid-1970's    the   State,    some   of   its   agencies,
instrumentalities  and public benefit  corporations (the  "Authorities"),  and certain  of  its  municipalities  faced  serious  financial  difficulties.  To address  many  of  these  financial  problems,  the  State  developed  various programs,  may of which were successful in reducing the financial crisis.  Any further financial problems  experienced by these Authorities or municipalities could have a direct  adverse  effect on the New York  municipal  securities in which the Trust invest.

|X|   Factors  Affecting  Investments  in  New  York  State  Securities.   The
September  11,  2001  terrorist  attacks  in New York  City and the  lingering effects of the  national  recession  are  expected to have  continued  adverse consequences  for the State.  The New York state  Division  of Budget  ("DOB")
believes  that their impact is adequately  reflected in the current  financial
forecast,   but  the  combined   effect  of  both  factors  adds   significant
uncertainty to the estimates  incorporated  into DOB's 2002-03  Financial Plan for the State (the "2002-03 Financial Plan").

      Aside  from  the  terrorist  attacks  in New  York  City,  many  complex political,  social and  economic  forces  influence  the  State's  economy and finances,  which may in turn affect the 2002-03  Financial Plan.  These forces may affect the State  unpredictably  from  fiscal  year to fiscal year and are influenced by  governments,  institutions,  and events that are not subject to the State's control.  Among these  uncertainties is the assumed performance of the financial  sector.  The  securities  industry is more important to the New
York economy than to the national  economy as a whole,  amplifying  the impact of continued  volatility  in the  financial  markets.  A further  reduction in financial  sector jobs  coupled with a large  negative  change in stock market performance  during the forecast horizon would result in wage and unemployment levels that are  significantly  different from those embodied in DOB's current forecast.

      The 2002-03  Financial Plan is also necessarily  based upon forecasts of national and State  economic  activity.  Economic  forecasts  have  frequently failed to  predict  accurately  the  timing  and  magnitude  of changes in the national and State economies.

      Two variables which stand out as being particularly vulnerable to financial market volatility, and which are closely associated with the recent strength of state personal income tax receipts, are finance sector bonus income and capital gains realizations.  The persistent steady decline in the equity markets in the second and third quarters of 2002 substantially increases the risk of revenue losses in excess of those forecast in the current 2002-03 Financial Plan.  However, the State has reported that it is too early to predict with confidence the impact of current market stress on
2002-03 receipts.

      The State receives a substantial portion of tax receipts from the income and profits of financial service employees and companies.  In addition, taxable income of State taxpayers is affected by the value of equities in the form of reported capital gains on stock transactions.
Although DOB is forecasting a significant decline in financial sector profits for 2002 and in capital gains realizations for fiscal year 2002-03, DOB has indicated that recent events suggest that actual results are likely to be even lower than expected.  However, both bonus income and capital gains realizations have historically been subject to a large degree of variation.
Accordingly, given the heightened level of market uncertainty, DOB has speculated that it is not possible yet to predict the revenue impact of market conditions on 2002-03 receipts.

      An ongoing risk to the 2002-03 Financial Plan arises from the potential impact of certain litigation and federal disallowances now pending against the State, which could produce adverse effects on the State's projections of receipts and disbursements.  The 2002-03 Financial Plan assumes no significant federal disallowances or other federal actions that could adversely affect State finances.

      In the past, the State has taken management actions to address potential financial plan shortfalls, and DOB believes it could take similar actions should adverse variances occur in its projections for the 2002-03 fiscal year.  To help guard against such risks, the State is maintaining a total of $716 million in General Fund reserves.

      Although the events of September 11, 2001 were a substantial blow to the U.S. economy, continued consumer spending, combined with an expansionary fiscal and monetary policy, has helped to keep the nation's first recession in ten years relatively mild.  However, based on revised estimates, the U.S.
economy as measured by real gross domestic product (GDP) contracted during the first three quarters of 2001.  Originally, it was thought that real U.S.
GDP had fallen during only the third quarter of 2001.  The national economy grew 5.0 percent in the first quarter of 2002, followed by growth of 1.1 percent in the second quarter.

      Under the current U.S. economic outlook for 2002, both the growth in real consumer spending and the continued strength of the housing market are expected to produce slow but steady growth.  Real U.S. GDP is expected to grow 2.5 percent for 2002, following growth of 0.3 percent in 2001.  DOB expects U.S. personal income to grow 3.0 percent for 2002, with its largest component, wages and salaries, expected to grow 2.6 percent.  The U.S.
unemployment rate is forecast to average 6.0 percent for 2002.

      Following a steep decline of 30 percent in the fourth quarter of 2001, producing a decline of 17.4 percent for the year, U.S. corporate profits are expected to fall 7.0 percent in 2002.  The projection for the stock market has grown more negative than the 2002-03 Financial Plan forecast, as markets continue to struggle with corporate accounting scandals, bankruptcies, and revelations of fraudulent practices.

      There are significant risks to the current forecast, foremost among them being equity market instability fueled by accounting concerns, and fears of further terrorist attacks and revelations of corporate improprieties.  In addition, a further escalation of tensions in the Middle East could put upward pressure on energy prices, negatively impacting both consumer spending and corporate profits.  Higher energy prices could also delay the global recovery, reducing export growth below expectations.  A weakening dollar could lead to higher-than-expected inflation, pressuring the Federal Reserve
Board to increase interest rates sooner or higher than expected.  A weakening of growth in consumer spending or a failure of investment spending to grow could result in a return to recessionary conditions.  The significant decline in equity market prices has the potential to adversely impact consumer behavior and exert a correspondingly negative impact on the economy.  In contract, a stronger-than-anticipated global recovery could result in stronger export and profits growth than expected.

      New York is the third most populous state in the nation and has a relatively high level of personal wealth.  The State's economy is diverse, with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity.  The State's location and its air transport facilities and natural harbors have made it an important link in international commerce.  Travel and tourism constitute an important part of the economy.  Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries.

      Relative to the nation,  the State has a smaller share of  manufacturing  and construction  and  a  larger  share  of  service-related  industries.  The  State's
financial,   insurance,   and  real  estate  share,   as  measured  by  wages,   is
particularly  large relative to the nation.  The State  projected that it is likely to be less affected than the nation as a whole during an economic recession that is concentrated in manufacturing and construction, but likely to be more affected by any economic downturn that is concentrated in the services sector.

      As expected, the World Trade Center terrorist attacks had an even more devastating impact on the State economy than on the national economy as a whole.  DOB has estimated State employment to have declined 0.5 percent in
2001 to be followed by an estimated decline of 0.8 percent for 2002.  Wages and salaries were expected to show an increase of 2.4 percent for 2001, and a projected decline of 1.5 percent for 2002.  Total State personal income, of which wages and salaries are the largest components, was projected to grow
0.5 percent in 2002, following growth of 2.9 percent for 2001.

      A significant risk to the New York forecast is from weaker than expected growth for both the national and international economies which could delay the onset of the State's recovery.  This would result in even slower employment and income grown than projected.  This decline, if it continues, could result in a large negative impact in underlying economic activity.
Adverse developments in the equity markets have the potential to significantly disrupt economic activity in New York, given the prominence of financial services in the State's economy.

      |X| The 2002-03 Fiscal Year.  On May 22, 2002, the State issued a financial plan for the 2002-03 fiscal year (the "May Financial Plan"). On
July 12, 2002, the State issued an update to the May Financial Plan (the
"July Update") (the May Financial Plan, as updated by the July Update, comprise the 2002-03 Financial Plan).

      The State reported that consistent with the May Financial Plan, the
July Update projected General Fund (the major operating Fund of the State)
receipts, including transfers from other funds, would total $39.90 billion in
2002-03, a decrease of $1.25 billion or -3.0 percent from the 2001-02 fiscal year.  General Fund disbursements, including transfer to other funds, were projected to total $40.21 billion for 2002-03, an annual decrease of $1.01 billion or -2.4 percent from the 2001-02 fiscal year.  The General Fund closing balance was projected to total $716 million, a decline of $316 million from 2001-02 (30.6 percent).

      The State reported that Projected General Fund receipts, which were unchanged from the May Financial Plan, would include $35.08 billion in tax receipts, $2.15 billion in miscellaneous receipts, and $2.67 billion in transfers from other funds.  The transfer of $1.68 billion in resources through the tax refund reserve account from fiscal year 2001-02 to fiscal year 2002-03 affected the change in State receipts by depressing 2001-02 figures and increasing 2002-03 projections.  The refund reserve account is used to pay for tax refunds across fiscal years and to help accomplish other
Financial Plan objectives, including the movement of resources from one fiscal year to the next.

      Projected General Fund Disbursements in the July Update were reported by the State to have been unchanged from the levels projected in the May
Financial Plan.  The annual decrease is spending resulted from efforts to limit the growth of State operations, capital and debt service costs, and by the reduction of General Fund spending through the use of alternate financing sources, including Temporary Assistance to Needy Families (TANF) reserves and health care resources created under the Health Care Reform Act.  These reductions were partially offset by increases for school aid, collective bargaining, pensions and other fringe benefits and underlying programmatic growth in health programs.

      The projected 2002-03 General Fund closing balance of $716 million consisted of $710 million in the Tax Stabilization Reserve Fund (the State's
"rainy day" Fund) and $6 million in the Contingency Reserve Fund (the State's litigation reserve).  The 2002-03 General Fund projected closing balance also excluded amounts on deposit in the refund reserve account.  The State reported that it had a balance of $1.68 billion on deposit in the refund reserve account at the end of the 2001-02 fiscal year and projected a balance of $427 million on deposit at the end of 2002-03 (a decline of 1.25 billion from 2001-02).  The change in the balance was primarily attributable to the use of certain reserves ($1.1 billion) to help balance the 2002-03 Financial
Plan by replacing revenues lost in the aftermath of the World Trade Center terrorist attacks.

      The State reported that the General Fund ended the first quarter of fiscal year 2002-03 with a balance of approximately $1.74 billion, $215 million below the estimate in the May Financial Plan.  Receipts and transfers from other funds were $251 million below the estimate in the May Financial
Plan, offset in part by lower than projected disbursements and transfers to other funds of $35 million.

      General Fund receipts and transfers from other funds totaled $11.43 billion in the first fiscal quarter.  Receipts were $251 million (2 percent)
lower than the May Financial Plan cash flow projections.  DOB believed the variance, while significant, was largely related to the timing of payments from personal income, business and user taxes.

      First quarter personal income tax receipts fell a reported $134 million
(1.8 percent) below the cash flow estimates in the July Update.  The State attributed this shortfall to lower than anticipated estimated tax payments for the quarter.  Historically, the percentage of estimated income tax paid in June has varied considerably due to many factors, including the interaction of estimated payment rules and taxpayer expectations of income tax liability.  Withholding collections were slightly below estimates, which
DOB believed indicated that the wage and employment base was relatively consistent with the forecast contained in the May Financial Plan.

      The State reported that business tax receipts through the first quarter of the fiscal year were $105 million (13 percent) below the May Financial
Plan cash flow projections for this period.  DOB believed the variance was partially attributable to the timing of payments by utility companies.
Receipts for user taxes and fees during the first quarter were $44 million
(2.4 percent) below the May Financial Plan estimate.  DOB attributed a large portion of the variance to the timing of certain sales and cigarette tax revenues and stated that overall receipts for these taxes for 2002-03 should not be materially affected.  Other tax receipts for the first quarter increased $23 million (12.3 percent) above the May Financial Plan and largely reflected better-than-expected estate tax payments, which is a major component of this category.

      General Fund disbursements and transfers to other funds totaled $10.73 billion in the first quarter.  The results were $35 million below the estimate for disbursements in the May Financial Plan.  The modest decrease of
$35 million was attributed to the timing of payments and was not anticipated to lower projected year-end spending.  Spending for most major categories, including Medicaid and school aid, were reported to be on track with initial estimates.

      |_|   State   Governmental   Funds   Group.   Substantially   all  State
non-pension   financial   operations   are   accounted   for  in  the  State's
governmental funds group.  Governmental funds include the following four fund types, the State's projections of receipts and disbursements in which comprise the State's Financial Plan:

      o  the General Fund, which is the major operating fund of the State and receives all receipts that are not required by law to be deposited in another fund, including most State tax receipts and certain fees, transfers from other funds and miscellaneous receipts from other sources;
      o  Special Revenue Funds, which account for the proceeds of specific revenue sources (other than expendable trusts or major capital projects), such as federal grants, that are legally restricted to specified purposes;
      o  Capital Projects Funds, which account for financial resources of the
         State to be used for the acquisition or construction of major capital facilities (other than those financed by Special Revenue
         Funds, Proprietary Funds and Fiduciary Funds); and
      o  Debt Service Funds, which account for the accumulation of resources
         (including receipts from certain taxes, transfers from other funds and miscellaneous revenues, such as dormitory room rental fees, which are dedicated by statute for payment of lease-purchase rentals) for the payment of general long-term debt service and related costs and payments under lease-purchase and
         contractual-obligation financing arrangements.

     |_| Local Government  Assistance  Corporation.  In 1990, as part of a State fiscal  reform  program,  legislation  was  enacted  creating  Local  Government
Assistance  Corporation (LGAC), a public benefit corporation  empowered to issue long-term  obligations  to fund  payments  to  local  governments  that had been
traditionally  funded  through  the  State's  annual  seasonal  borrowing.   The
legislation  also  dedicated  revenues  equal to one percent of the four percent
State  sales and use tax to pay debt  service on these  bonds.  As of June 1995,
LGAC had  issued  bonds and  notes to  provide  net  proceeds  of $4.7  billion, completing the program. The issuance of these long-term  obligations,  which are to be amortized  over no more than 30 years,  was expected to eliminate the need for continued short-term seasonal borrowing.

      The legislation also imposed a limitation on the annual seasonal borrowing of the State except in cases where the Governor and the legislative leaders have certified the need for additional seasonal borrowing, based on emergency or extraordinary factors or factors unanticipated at the time of adoption of the budget, and provided a schedule for eliminating it over time.  Any seasonal borrowing is required by law to be eliminated by the fourth fiscal year after the limit was first exceeded (i.e., no tax and revenue anticipation note (TRAN) borrowing in the fifth year).  This provision limiting the State's seasonal borrowing practices was included as a covenant with LGAC's bondholders in the resolution authorizing such bonds.
No restrictions were placed upon the State's ability to issue deficit notes.

      The impact of the LGAC reforms, as well as other changes in revenue and spending patterns, is that the State has been able to meet its cash flow needs throughout the fiscal year without relying on short-term seasonal borrowings.

      |X|   Authorities.  The fiscal  stability of the State is related to the fiscal  stability  of its  public  Authorities.  Authorities  refer to  public
benefit   corporations  created  pursuant  to  State  law,  other  than  local
authorities.  Authorities  have  various  responsibilities,   including  those
which finance,  construct and/or operate  revenue-producing public facilities.
Authorities  are  not  subject  to  the  constitutional  restrictions  on  the incurrence  of debt that apply to the State  itself,  and may issue  bonds and notes  within the  amounts  and  restrictions  set forth in their  legislative authorization.  The  State's  access to the  public  credit  markets  could be impaired and the market price of its outstanding debt may be materially and adversely affected if any of its Authorities were to default on their respective obligations, especially those involving State-supported or
State-related debt. As of December 31, 2001, there were 17 public authorities that had outstanding debt of $100 million or more, and the aggregate outstanding debt, including refunding bonds, of these State public authorities was almost $101 billion, only a portion of which constitutes
State-supported or State-related debt.

      Authorities generally pay their operating expenses and debt service costs from revenues generated by the projects they finance or operate, such as tolls charged for the use of highways, bridges or tunnels, charges for public power, electric and gas utility services, rentals charged for housing units and charges for occupancy at medical care facilities.  In addition,
State legislation authorizes several financing techniques for Authorities.
There are statutory arrangements providing for State local assistance payments otherwise payable to localities to be made under certain circumstances to Authorities.  Although the State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements, the affected localities could seek additional State assistance if local assistance payments are diverted.  Some Authorities also receive moneys from State appropriations to pay for the operating costs of certain of their programs.

      |X|   Ratings of the State's  Securities.  As of September 30, 2002, S&P
has rated the State's general  obligation  bonds "AA," Moody's has rated those bonds "A2" and Fitch has rated those bonds "AA".

      Ratings reflect only the views of the ratings organizations, and an explanation of the significance of a rating must be obtained from the rating agency furnishing the rating.  There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency originally establishing the rating, circumstances so warrant. A downward revision or withdrawal of a rating may have an effect on the market price of the State and municipal securities in which the Trust invests.

      |X|   The State's General Obligation Debt.  As of March 31, 2002, the
State had approximately $4.1 billion in general obligation bonds outstanding.  Principal and interest due on general obligation bonds were
$624 million for the 2001-02 fiscal year and are estimated to be $605 million for the State's 2002-03 fiscal year.

      |X|   Pending Litigation.  The State is a defendant in numerous legal proceedings pertaining to matters incidental to the performance of routine governmental operations.  That litigation includes, but is not limited to, claims asserted against the State involving State finances and programs and arising from alleged violations of civil rights, alleged torts, alleged breaches of contracts, real property proceedings and other alleged violations of State and Federal laws.  These proceedings could affect adversely the financial condition of the State in the 2002-03 fiscal year or thereafter.

      The State  believes that the proposed  2002-03  Financial  Plan includes sufficient  reserves for the payment of judgments that may be required  during the 2002-03 fiscal year. There can be no assurance,  however,  that an adverse decision  in any of these  proceedings  would  not  exceed  the  amount of all potential  2002-03  Financial  Plan  resources  available  for the  payment of judgments and, therefore,  could affect the ability of the State to maintain a balanced 2002-03 Financial Plan.

      In addition, the State is party to other claims and litigation that either its legal counsel has advised are not probable that the State will suffer adverse court decisions or the State has determined are not material.
Although the amounts of potential losses, if any, are not presently determinable, it is the State's opinion that its ultimate liability in these cases is not expected to have a material adverse effect on the State's financial position in the 2002-03 fiscal year or thereafter.

      |X|   Other Functions.  Certain localities in addition to the City have experienced financial problems and have requested and received additional
State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional oversight or financial assistance is not included in the projections of the
State's receipts and disbursements for the State's 2002-03 fiscal year or thereafter.

      |X|   Factors Affecting Investments in New York City Municipal
Securities. The City has a highly diversified economic base, with a substantial volume of business activity in the service, wholesale and retail trade and manufacturing industries and is the location of many securities, banking, law, accounting, news media and advertising firms.

      The City is a major seaport and focal point for international business.  Many of the major corporations headquartered in the City are multinational in scope and have extensive foreign operations.  Numerous foreign-owned companies in the United States are also headquartered in the
City.  These firms, which have increased in number substantially over the past decade, are found in all sectors of the City's economy, but are concentrated in trade, manufacturing sales offices, tourism and finance.  The
City is the location of the headquarters of the United Nations, and several affiliated organizations maintain their principal offices in the City.  A large diplomatic community exists in the City to staff the 186 missions to the United Nations and the 96 foreign consulates.

      Economic  activity  in the City has  experienced  periods  of growth and recession  and can be expected to  experience  periods of growth and recession in the future.  The City  experienced  a recession in the early 1970s  through the  middle of that  decade,  followed  by a period of  expansion  in the late
1970s through the late 1980s.  The City fell into recession again in the early 1990s which was followed by an expansion that lasted until 2001.  The
City's financial plan assumes negative economic growth during the latter half of calendar year 2001 through the first half of calendar year 2002 as a result of the September 11 attack and the national economic recession.  The
City's financial plan assumes that the City's economy will begin a slow recovery around the middle of calendar year 2002.

      The City expects total expenditures for recovery, clean up and repair efforts in the wake of the September 11, 2001 terrorist attacks on the World
Trade Center to be substantial.  The U.S. Congress passed emergency legislation which authorized $40 billion for disaster assistance, increased security costs, rebuilding infrastructure systems and other public facilities, and disaster recovery and related activities.  Congress and the
President have already appropriated over $10 billion of this amount for disaster assistance in New York, Pennsylvania and Virginia.  The President
has submitted a bill to Congress that would bring the total commitment of
Federal disaster assistance for New York to $21.4 billion.

      On March 9, 2002, the President signed nation-wide economic stimulus legislation which included $5.5 billion toward the $21.4 billion commitment in the form of temporary tax provisions aimed at creating redevelopment incentives for businesses located in the Liberty Zone, the area surrounding the World Trade Center site.  The Liberty Zone provisions expand the work opportunity tax credit, provide a bonus 30% depreciation deduction, authorize the issuance of $8 billion in tax-exempt private activity bonds, allow for advance refunding of certain bonds for facilities in the City and increase the small business expensing limit.  In addition, the State legislature increased the financing capacity of the New York City Transitional Finance
Authority (the "Finance Authority") by $2.5 billion to fund costs related to or arising from the September 11 attack ("Recovery Costs"), and has authorized the Finance Authority to issue debt without limit as to principal amount that is payable solely from State or Federal aid received on account of the disaster.

      The City is seeking to be reimbursed by the Federal government for all of its direct costs for response and remediation of the World Trade Center site.  These costs are now expected to be substantially below previous estimates.  The City also expects to receive Federal funds for costs of economic revitalization and other needs, not directly payable through the
City budget, relating to the September 11 attack.

      The City believes it is not possible to quantify at present with any certainty the long-term impact of the September 11 attack on the City and its economy, any benefits which may result from recovery and rebuilding activities and the amount of additional resources from Federal, State, City and other sources which will be required.

      For each of the 1981 through 2001 fiscal years, the City's General Fund had an operating surplus, before discretionary and other transfers, and achieved balanced operating results as reported in accordance with then applicable generally accepted accounting principles ("GAAP") after discretionary and other transfers.  The City has been required to close substantial gaps between forecast revenues and forecast expenditures in order to maintain balanced operating results. There can be no assurance that the
City will continue to maintain balanced operating results as required by
State law without tax or other revenue increases or reductions in City services or entitlement programs, which could adversely affect the City's economic base.

      The Mayor is responsible for preparing the City's financial plan, including the City's financial plan for the 2002 through 2006 fiscal years
(referred to below as the "2002-2006 Financial Plan", or "Financial Plan").

      The City's projections set forth in the Financial Plan are based on various assumptions and contingencies which are uncertain and which may not materialize.  Implementation of the Financial Plan is dependent upon the
City's ability to market its securities successfully.  The City's program for financing capital projects for fiscal years 2002 through 2006 contemplated the issuance approximately $13.6 billion of general obligation bonds and approximately $3.9 billion of bonds (excluding bond anticipation notes and recovery bonds and notes issued to pay costs relating to the September 11 attack) to be issued by the Finance Authority.  In addition, it was expected that the City will have access to approximately $2.2 billion (including the
$604 million of bond proceeds received by July 2002 and $150 million of borrowing from the Federal government pursuant to the Transportation
Infrastructure Finance and Innovation Act) of proceeds from the sale of tobacco settlement bonds to be issued by TSASC, Inc. ("TSASC"). Such bonds are secured by revenues derived from the settlement of litigation with tobacco companies selling cigarettes in the United States.  The Finance
Authority and TSASC were created to assist the City in financing its capital program while keeping the City's indebtedness within the forecast level of the constitutional restrictions on the amount of debt the City is authorized to incur.

      In addition, the City issues revenue and tax anticipation notes to finance its seasonal working capital requirements.  The success of projected public sales of City, New York City Municipal Water Finance Authority ("Water
Authority"), Finance Authority, TSASC and other bonds and notes will be subject to prevailing market conditions.  The City's planned capital and operating expenditures are dependent upon the sale of its general obligation debt, as well as debt of the Water Authority, Finance Authority and TSASC.
Future developments concerning the City and public discussion of such developments, as well as prevailing market conditions, may affect the market for outstanding City general obligation bonds and notes.

      In addition to the financing program described above, implementation of the Financial Plan is dependant on the financing capacity of the Finance
Authority which is authorized to have outstanding $2.5 billion of "Recovery
Bonds" and "Recovery Notes" the proceeds of which are to be used to pay costs related to or arising from the September 11 attack (the "Recovery Costs").
The Finance Authority issued $1 billion of Recovery Notes on October 4, 2001 and $480 million of Recovery Bonds on July 11, 2002 and is expected to issue approximately $520 million of Recovery Bonds in the first quarter of fiscal year 2003, in each case for Recovery Costs.  The proceeds of such Recovery
Notes and Recovery Bonds may be used to accommodate cash needs resulting from delays or eligibility disputes affecting Federal reimbursement of City payments for Recovery Costs.  Such Recovery Notes may be paid with Finance
Authority revenues (with the resulting reduction in City tax revenues to be offset by Federal aid or other sources) or proceeds of renewal Recovery Notes or Recovery Bonds of the Finance Authority (which would also reduce tax revenues to the City).  The City also expects to use $1.5 billion of proceeds of Recovery Bonds or Notes in fiscal year 2003 to compensate for revenues losses that are costs related to the September 11 attack.

      |X|   The City's 2002-2006 Financial Plan.  For the 2001 fiscal year, the City's General Fund had an operating surplus of $2.949 billion, before discretionary and other transfers, and achieved balanced operating results in accordance with GAAP, after discretionary and other transfers.  The 2001 fiscal year was the twenty-first consecutive year that the City had achieved an operating surplus, before discretionary and other transfers, and balanced operating results, after discretionary and other transfers.

      The Financial Plan for the 2002 through 2006 fiscal years, released on
June 26, 2002, projected that revenues and expenditures for the 2002 and 2003 fiscal year would be balanced in accordance with GAAP, and projected gaps of
$3.7 billion, $4.2 billion and $4.6 billion for fiscal years 2004 through
2006, respectively.

      The Financial Plan affected changes since the financial plan submitted on June 13, 2001 (as amended, the "2001 Financial Plan") which decreased projected net revenues and increased projected net expenditures.  Changes in projected revenues included a decline in projected tax revenues of $849 million, $1.1 billion, $1.0 billion and $963 million in fiscal years 2002 through 2005, respectively, reflecting primarily decreases in projected personal income, business and sales tax revenues as a result of the September
11 attack and the national recession.  Changes in projected revenues also included increased revenues in fiscal years 2002 through 2005 as a result of not extending a previously enacted reduction in the personal income tax 14%
surcharge and a delay in the receipt of $250 million from the proposed sale of the New York City Off-Track Betting Corporation ("OTB") from fiscal year
2002 to fiscal year 2004.  Changes in projected expenditures since the 2001
Financial Plan included:  increased pension costs for fiscal years 2003 through 2005, resulting primarily from investment losses in fiscal year 2001 and a reduction in projected investment gains in fiscal year 2002; and an increase in labor costs in fiscal year 2002 through 2005, primarily to reflect the cost of wage increases for the uniformed forces coalition above the settlement with District Council 37 of the American Federation of State,
Municipal and County Employees and the settlement with the United Federation of Teachers.  Changes in projected expenditures also included increased expenditures in fiscal years 2003 through 2005 due to increased agency spending, increased costs for health insurance and reimbursement of eligible
City retirees for Medicare Part B Premiums, increased costs for settling claims against the City, increased education costs resulting from a reduction in State aid, increased health and welfare spending primarily for Medicaid and increased debt service costs in fiscal year 2005; and debt service savings in fiscal years 2002 through 2004.

      The Financial Plan set forth gap-closing actions to eliminate a previously projected gap for the 2002 and 2003 fiscal years and to reduce projected gaps for fiscal years 2004 through 2006.  The gap-closing actions for the 2002 through 2006 fiscal years included:  additional City-wide agency savings and non-tax revenue actions for fiscal years 2002 through 2006;
savings resulting from a voluntary early retirement and severance program for fiscal years 2003 through 2006; savings in fiscal years 2003 through 2006 resulting from a fringe benefit cost containment program, of which approximately $252 million in fiscal year 2003 growing to approximately $444 million in fiscal year 2006, has not yet been approved by unions representing
City employees; $1.5 billion of proceeds to be used in fiscal year 2003 from the issuance of Recovery Bonds or Notes by the Finance Authority to mitigate a portion of the lost tax revenues in fiscal years 2002 and 2003 related to the September 11 attack; additional initiatives requiring Federal and State actions in fiscal years 2003 through 2006; and the sale of certain tax benefits in fiscal year 2003 for $100 million.  The Financial Plan also included a proposed discretionary transfer in the 2002 fiscal year of $677 million primarily to pay debt service due in fiscal year 2003.

      The assumed decline in tax revenue growth reflects the September 11 attack and the national recession, which resulted in lower wage earnings, lower securities sector profits and corporate earnings, local job losses of approximately 100,000 and a disruption in tourism and related spending.  Tax revenue projections may be subject to additional revision in the future to reflect changes in the economic forecast.  The Financial Plan assumed that the City's costs relating to the September 11 attack would be paid in substantial part from Federal aid and funds provided by the Finance
Authority.  The Financial Plan also assumed collection of projected rent payments for the City's airports in the 2003 through 2005 fiscal years, which depends on the successful completion of negotiations with The Port Authority of New York and New Jersey or the enforcement of the City's rights under the existing leases through pending legal actions; State and Federal approval of the State and Federal actions proposed by the City in the Financial Plan; and
the successful completion of the sale of OTB in 2004, which will require
State legislature approval.  The Financial Plan did not make any provision for wage increases, other than the pay increases discussed above for the contract period ending in fiscal year 2002.  Each 1% wage increase for all city employees costs approximately $200 million annually.  The Financial Plan provided for increased pension contributions, commencing in fiscal year 2003, based on estimated losses of 3% on investment returns in fiscal year 2002.
Preliminary estimates for fiscal year 2002 indicate that pension costs will increase beyond the levels provided in the Financial Plan in fiscal years
2003 through 2006, respectively, due to a decline in investment returns of
5.35% below the levels provided in the Financial Plan, partially offset in fiscal years 2003 and 2004 by changes in actuarial methodologies.

      On July 18, 2002 the Mayor announced that he was directing the Office of Management and Budget ("OMB") to reserve 7.5% of City-funded agency spending.  OMB is expected to work with agency commissioners to implement a program that accommodates this reduction by lowering City spending or identifying alternative revenue sources in either case which will continue on an annually-recurring basis.  The Mayor noted that the approximately $1 billion of reduced city spending he expected to achieve through this effort would provide an available reserve if required in fiscal year 2003 but is primarily intended  as a first step toward addressing the substantial projected gaps between annual revenues and expenditures in fiscal year 2004 and thereafter.

      The Financial Plan is based on numerous assumptions, including the condition of the City's and the region's economies and the concomitant receipt of economically sensitive tax revenues in the amounts projected.  The
Financial Plan is subject to various other uncertainties and contingencies relating to, among other factors, the effects on the City economy of the
September 11 attack, the extent, if any, to which wage increases for City employees exceed the annual wage costs assumed for the 2002 through 2006 fiscal years; realization of projected interest earnings for pension fund assets and assumptions with respect to wages for City employees affecting the
City's required pension fund contributions; the willingness and ability of the State to provide the aid contemplated by the Financial Plan and to take various other actions to assist the City; the ability of the Health and
Hospitals Corporation, the Board of Education and other such agencies to maintain balanced budgets; the willingness of the Federal government to provide the amount of Federal aid contemplated in the Financial Plan; the impact on City revenues and expenditures of Federal and State welfare reform and any future legislation affecting Medicare or other entitlement programs;
adoption of the City's budgets by the City Council in substantially the forms submitted by the Mayor; the ability of the City to implement cost reduction initiatives, and the success with which the City controls expenditures; the impact of conditions in the real estate market on real estate tax revenues;
the City's ability to market its securities successfully in the public credit markets; and unanticipated expenditures that may be incurred as a result of the need to maintain the City's infrastructure.  Certain of these assumptions have been questioned by the City Comptroller and other public officials.

      The City Comptroller and other agencies and public officials issue periodic reports and make public statements regarding the City's financial condition, commenting on, among other matters, the City's financial plans, projected revenues and expenditures and actions by the City to eliminate projected operating deficits.  Some of these reports and statements have warned that the City may have underestimated certain expenditures and overestimated certain revenues and have suggested that the City may not have adequately provided for future contingencies.  Certain of these reports have analyzed the City's future economic and social conditions and have questioned whether the City has the capacity to generate sufficient revenues in the future to meet the costs of its expenditure increases and to provide necessary services.  It is reasonable to expect that reports and statements will continue to be issued and to engender public comment.

      On July 16, 2002, the City Comptroller issued a report on the adopted budget for fiscal year 2003.  In his report, the City Comptroller identified approximately $1.1 billion, $5.1 billion, $5.3 billion and $5.6 billion in risks to the Financial Plan for fiscal years 2003 through 2006, respectively, including the gaps set forth in the Financial Plan for fiscal years 2004 through 2006.  The report noted that, with appropriate monitoring and corrective action, fiscal year 2003 can be ended in balance.  However, the report also noted that the projected gap for fiscal year 2004 is the largest subsequent year gap ever projected by the City since the City achieved compliance with GAAP in 1981.

      Various actions proposed in the Financial Plan are uncertain.  If these measures cannot be implemented, the City will be required to take other actions to decrease expenditures or increase revenues to maintain a balanced financial plan.  In addition, the economic and financial condition of the
City may be affected by various financial, social, economic and other factors which could have a material effect on the City.

      The projections and assumptions contained in the Financial Plan are subject to revision which may involve substantial change, and no assurance can be given that these estimates and projections, which include actions which the City expects will be taken but which are not within the City's control, will be realized.

      |X|   Ratings of the City's  Bonds.  As of July 18, 2002,  Moody's,  S&P
and  Fitch  rated  the  City's  general   obligations  bonds  A2,  A  and  A+,
respectively.  These ratings reflect only the views of Moody's,  S&P and Fitch from  which  an  explanation  of  the  significance  of  such  ratings  may be obtained.  There is no  assurance  that those  ratings  will  continue for any given  period of time or that they will not be revised  downward or  withdrawn entirely.  Any downward  revision or withdrawal  could have an adverse  effect on the market  prices of the City's bonds.  On July 16, 1998,  S&P revised its rating of City bonds to "A-" from "BBB+." On September  13, 2000,  S&P revised its  rating of City  Bonds  upward to "A."  Moody's  rating of City  bonds was revised  in August  2000 to "A2" from "A3." On March 8,  1999,  Fitch  revised its rating of City bonds  upward to "A" from "A-" and on  September  15, 2000,
Fitch revised its rating to "A+."  On November 16, 2001, Moody's revised its outlook on City bonds to negative from uncertain.

      |X|   The City's Outstanding Indebtedness.  As of March 31, 2002, the
City and the Municipal Assistance Corporation for the City of New York had,
respectively, $27.661 billion and $2.201 billion of outstanding net long-term debt.

      For its normal  operations,  the City depends on aid from the State both to enable  the City to balance  its budget and to meet its cash  requirements.
There can be no assurance  that there will not be  reductions  in State aid to the City from  amounts  originally  projected;  that  State  budgets in future fiscal  years will be adopted by the April 1  statutory  deadline,  or interim appropriations  will be enacted;  or that any such  reductions  or delays will not have adverse effects on the City's cash flow or expenditures.  In addition, the Federal budget negotiation process could result in a reduction or a delay in the receipt of Federal grants which could have adverse effects on the City's cash flow or revenues.  The City assumes that the costs relating to the September 11 attack will be paid in substantial part from
Federal aid and borrowings by the Finance Authority.

      |X|   Pending Litigation.  The City is a defendant in lawsuits
pertaining to material matters, including claims asserted that are incidental to performing routine governmental and other functions. That litigation includes, but is not limited to, actions commenced and claims asserted against the City arising out of alleged constitutional violations, torts, breaches of contract, and other violations of law and condemnation proceedings.  The City has already received more than 1,370 notices of claims totaling in excess of $18.6 billion relating to the September 11 attack.
While the ultimate outcome and fiscal impact, if any, on the City of such proceedings and claims are not currently predictable, adverse determinations in certain of them might have a material adverse effect upon the City's ability to carry out the Financial Plan.  For the fiscal year ended on June
30, 2001, the City paid $594.8 million for judgments and claims.
Expenditures for fiscal year 2002 are projected to reach $389.5 million.  The
Financial Plan includes provisions for the payment of judgments and claims of
$418.9 million, $440.1 million and $468.6 million and $500.1 million for the
2003 through 2006 fiscal years, respectively.  As of June 30, 2001, the City estimates its potential future liability for outstanding claims against it to be approximately $4.2 billion.

Other  Investment  Techniques and  Strategies.  In seeking its objective,  the
Fund may from time to time  employ  the  types of  investment  strategies  and investments  described  below.  It  is  not  required  to  use  all  of  these strategies at all times, and at times may not use them.

      |X|   Floating  Rate  and  Variable  Rate  Obligations.   Variable  rate
demand  obligations  have a demand  feature that allows the Fund to tender the obligation  to the issuer or a third party prior to its  maturity.  The tender may be at par  value  plus  accrued  interest,  according  to the terms of the obligations.

      The  interest  rate on a floating  rate demand note is based on a stated
prevailing  market rate,  such as a bank's prime rate, the ninety one (91) day
U.S.   Treasury   Bill  rate,  or  some  other   standard,   and  is  adjusted
automatically  each  time  such  rate  is  adjusted.  The  interest  rate on a variable  rate  demand note is also based on a stated  prevailing  market rate but is adjusted  automatically at specified intervals of not less than one (1)
year.  Generally,  the changes in the interest rate on such securities  reduce the  fluctuation  in  their  market  value.  As  interest  rates  decrease  or increase,  the potential for capital appreciation or depreciation is less than that  for  fixed-rate  obligations  of the  same  maturity.  The  Manager  may determine  that an unrated  floating rate or variable  rate demand  obligation meets the Fund's  quality  standards  by reason of being backed by a letter of credit or guarantee issued by a bank that meets those quality standards.

      Floating  rate  and  variable  rate  demand  notes  that  have a  stated
maturity  in excess of one (1) year may have  features  that permit the holder to recover  the  principal  amount of the  underlying  security  at  specified intervals  not  exceeding one (1) year and upon no more than thirty (30) days'
notice.  The issuer of that type of note  normally has a  corresponding  right in its discretion,  after a given period, to prepay the outstanding  principal amount of the note plus accrued interest.  Generally the issuer must provide a specified number of days' notice to the holder.

      |X|   Inverse Floaters and Other Derivative  Investments.  The Fund will invest  in  inverse  floaters  to  seek  higher  tax-exempt  yields  than  are available from  fixed-rate  bonds that have  comparable  maturities and credit
ratings.   Inverse   floaters  may  offer   relatively  high  current  income,
reflecting the spread between  short-term  and long-term  tax-exempt  interest rates.  As long as the  municipal  yield curve  remains  relatively  steep and short term rates remain  relatively low, owners of inverse  floaters will have the  opportunity to earn interest at  above-market  rates because they receive interest  at the  higher  long-term  rates but have paid for bonds  with lower short-term  rates.  If the yield curve flattens and shifts upward,  an inverse floater will lose value more quickly than a  conventional  long-term  bond. In some  cases,  the holder of an inverse  floater  may have an option to convert the floater to a fixed-rate bond, pursuant to a "rate-lock" option.

      Some inverse  floaters have a feature known as an interest rate "cap" as part of the terms of the investment.  Investing in inverse  floaters that have interest rate caps might be part of a portfolio  strategy to try to maintain a high  current  yield  for the  Fund  when the Fund  has  invested  in  inverse floaters  that  expose  the  Fund to the  risk  of  short-term  interest  rate fluctuations.  "Embedded"  caps can be used to hedge a portion  of the  Fund's
exposure  to  rising   interest   rates.   When   interest   rates   exceed  a
pre-determined  rate, the cap generates  additional cash flows that offset the
decline  in  interest  rates  on  the  inverse  floater,   and  the  hedge  is
successful.  However,  the Fund bears the risk that if  interest  rates do not
rise  above  the  pre-determined   rate,  the  cap  (which  is  purchased  for
additional  cost)  will not  provide  additional  cash  flows and will  expire worthless.

      Inverse   floaters  are  a  form  of  derivative   investment.   Certain
derivatives,  such as options,  futures,  indexed securities and entering into swap  agreements,  can be used to increase or decrease the Fund's  exposure to changing  security  prices,  interest  rates or other  factors that affect the value of securities.  However,  these techniques could result in losses to the
Fund,  if the  Manager  judges  market  conditions  incorrectly  or  employs a strategy  that does not  correlate  well with the  Fund's  other  investments.
These  techniques  can cause losses if the  counterparty  does not perform its promises.  An additional  risk of investing in municipal  securities  that are derivative  investments  is that their  market value could be expected to vary to a much greater  extent than the market value of municipal  securities  that are not derivative  investments  but have similar credit  quality,  redemption provisions and maturities.

      |X|   When-Issued  and  Delayed-Delivery   Transactions.  The  Fund  can
purchase  securities on a "when-issued"  basis,  and may purchase or sell such
securities   on  a   "delayed-delivery"   or   "forward   commitment"   basis.
"When-issued"  or  "delayed  delivery"  refers to  securities  whose terms and indenture  are  available  and for  which a market  exists,  but which are not available for immediate delivery.

      When such  transactions  are  negotiated  the price  (which is generally expressed  in yield  terms)  is fixed  at the  time  the  commitment  is made.
Delivery and payment for the securities  take place at a later date.  Normally the  settlement  date is within six (6) months of the  purchase  of  municipal bonds  and  notes.  However,  the  Fund  may,  from  time  to  time,  purchase municipal  securities  having a  settlement  date more than six (6) months and possibly  as  long  as two (2)  years  or  more  after  the  trade  date.  The securities are subject to change in value from market  fluctuation  during the settlement  period. The value at delivery may be less than the purchase price.
For  example,  changes  in  interest  rates in a  direction  other  than  that expected  by the  Manager  before  settlement  will  affect  the value of such securities  and may cause loss to the Fund.  No income begins to accrue to the
Fund on a  when-issued  security  until  the Fund  receives  the  security  at settlement of the trade.

      The Fund will  engage  in  when-issued  transactions  in order to secure what is  considered  to be an  advantageous  price  and  yield  at the time of entering  into the  obligation.  When  the  Fund  engages  in  when-issued  or delayed-delivery  transactions,  it relies on the buyer or seller, as the case may be, to complete the  transaction.  Its failure to do so may cause the Fund to lose the  opportunity  to  obtain  the  security  at a price  and  yield it considers advantageous.

      When the Fund engages in when-issued and delayed-delivery  transactions, it does so for the purpose of acquiring or selling securities  consistent with its  investment  objective  and policies or for  delivery  pursuant to options contracts  it has  entered  into,  and  not  for  the  purpose  of  investment leverage.  Although the Fund will enter into  when-issued or  delayed-delivery purchase  transactions  to  acquire  securities,  the  Fund may  dispose  of a commitment  prior to  settlement.  If the Fund chooses to dispose of the right to acquire a when-issued  security  prior to its  acquisition or to dispose of its right to deliver or receive against a forward  commitment,  it may incur a gain or loss.

      At the time the Fund makes a  commitment  to purchase or sell a security on a when-issued or forward  commitment  basis,  it records the transaction on its  books  and  reflects  the  value  of the  security  purchased.  In a sale transaction,  it records the proceeds to be received,  in determining  its net asset  value.  The Fund will  identify  on its  books  cash,  U.S.  government securities  or other high grade debt  obligations  at least equal to the value of purchase commitments until the Fund pays for the investment.

      When-issued  transactions  and  forward  commitments  can be used by the
Fund  as a  defensive  technique  to  hedge  against  anticipated  changes  in interest rates and prices.  For instance,  in periods of rising interest rates and falling  prices,  the Fund might sell  securities  in its  portfolio  on a forward  commitment  basis to attempt  to limit its  exposure  to  anticipated falling prices.  In periods of falling  interest rates and rising prices,  the
Fund  might  sell  portfolio  securities  and  purchase  the  same or  similar securities  on a  when-issued  or  forward  commitment  basis,  to obtain  the benefit of currently higher cash yields.

      |X|   Zero-Coupon  Securities.  The Fund may buy zero-coupon and delayed interest  municipal  securities.  Zero-coupon  securities do not make periodic interest  payments and are sold at a deep discount from their face value.  The buyer  recognizes a rate of return  determined by the gradual  appreciation of the security,  which is redeemed at face value on a specified  maturity  date.
This  discount  depends  on the  time  remaining  until  maturity,  as well as prevailing  interest  rates,  the  liquidity  of the  security  and the credit quality of the  issuer.  In the  absence of  threats  to the  issuer's  credit quality,  the discount  typically  decreases as the maturity date  approaches.
Some  zero-coupon  securities are  convertible,  in that they are  zero-coupon securities  until a  predetermined  date,  at which  time  they  convert  to a security with a specified coupon rate.

      Because   zero-coupon   securities   pay  no   interest   and   compound
semi-annually at the rate fixed at the time of their issuance,  their value is generally more volatile than the value of other debt  securities.  Their value may fall more dramatically than the value of interest-bearing  securities when
interest  rates  rise.  When  prevailing  interest  rates  fall,   zero-coupon
securities  tend to rise more rapidly in value  because they have a fixed rate of return.

      The Fund's  investment in  zero-coupon  securities may cause the Fund to recognize  income and make  distributions  to shareholders  before it receives any cash payments on the zero-coupon  investment.  To generate cash to satisfy
those  distribution  requirements,   the  Fund  may  have  to  sell  portfolio
securities  that it  otherwise  might  have  continued  to hold or to use cash flows from other sources such as the sale of Fund shares.

      |X|   Puts and  Standby  Commitments.  When the  Fund  buys a  municipal security subject to a standby commitment to repurchase the security,  the Fund is entitled to same-day  settlement  from the purchaser.  The Fund receives an exercise  price equal to the amortized  cost of the  underlying  security plus any accrued  interest at the time of exercise.  A put purchased in conjunction with a municipal  security  enables the Fund to sell the  underlying  security within a specified period of time at a fixed exercise price.

      The Fund might  purchase a standby  commitment or put separately in cash or it might acquire the security subject to the standby  commitment or put (at a price  that  reflects  that  additional  feature).  The Fund will enter into these  transactions  only  with  banks and  securities  dealers  that,  in the
Manager's  opinion,  present  minimal  credit  risks.  The  Fund's  ability to exercise a put or standby  commitment  will  depend on the ability of the bank or  dealer  to pay for the  securities  if the put or  standby  commitment  is exercised.  If the bank or dealer should default on its  obligation,  the Fund might not be able to  recover  all or a  portion  of any loss  sustained  from having to sell the security elsewhere.

      Puts and standby  commitments  are not  transferable  by the Fund.  They terminate  if the Fund sells the  underlying  security to a third  party.  The
Fund  intends  to  enter  into  these  arrangements  to  facilitate  portfolio liquidity,  although  such  arrangements  might  enable  the  Fund  to  sell a security  at a  pre-arranged  price  that may be  higher  than the  prevailing market  price  at  the  time  the  put or  standby  commitment  is  exercised.
However,  the Fund might refrain from  exercising a put or standby  commitment if the  exercise  price is  significantly  higher than the  prevailing  market price,  to avoid  imposing a loss on the  seller  that  could  jeopardize  the
Fund's business relationships with the seller.

      A put or  standby  commitment  increases  the cost of the  security  and reduces the yield  otherwise  available from the security.  Any  consideration paid by the Fund for the put or standby  commitment  will be  reflected on the
Fund's books as unrealized  depreciation  while the put or standby  commitment is held,  and a realized  gain or loss when the put or commitment is exercised or expires.  Interest  income  received by the Fund from municipal  securities subject to puts or stand-by  commitments  may not qualify as tax exempt in its hands if the terms of the put or stand-by  commitment cause the Fund not to be treated as the tax owner of the underlying municipal securities.

      |X|                 Repurchase   Agreements.   The  Fund   may   acquire
securities  subject  to  repurchase  agreements.  It may  do so for  liquidity purposes  to meet  anticipated  redemptions  of Fund  shares,  or pending  the investment  of the  proceeds  from  sales  of  Fund  shares,  or  pending  the settlement of portfolio securities transactions.

       In a repurchase  transaction,  the Fund acquires a security  from,  and simultaneously  resells it to an  approved  vendor for  delivery  on an agreed upon future  date.  The resale price  exceeds the purchase  price by an amount that reflects an  agreed-upon  interest  rate  effective for the period during which the repurchase  agreement is in effect.  Approved  vendors  include U.S.
commercial banks,  U.S. branches of foreign banks or broker-dealers  that have been  designated a primary  dealer in  government  securities.  They must meet credit requirements set by the Manager from time to time.

      The  majority  of  these  transactions  run  from  day to day.  Delivery pursuant  to resale  typically  will occur  within one to five (5) days of the purchase.  Repurchase  agreements  having a maturity beyond seven (7) days are subject to the  Fund's  limits on holding  illiquid  investments.  There is no limit  on the  amount  of the  Fund's  net  assets  that  may  be  subject  to repurchase agreements of seven (7) days or less.

      Repurchase  agreements,  considered "loans" under the Investment Company
Act of 1940 ("Investment  Company Act"), are  collateralized by the underlying security.  The Fund's  repurchase  agreements  require that at all times while the repurchase  agreement is in effect,  the collateral's  value must equal or exceed the repurchase price to fully  collateralize the repayment  obligation.
Additionally,   the  Manager  will  impose  creditworthiness  requirements  to confirm that the vendor is  financially  sound and will  continuously  monitor the collateral's  value.  However, if the vendor fails to pay the resale price on the delivery  date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

      Pursuant to an  Exemptive  Order issued by the  Securities  and Exchange
Commission,  the Fund,  along with other  affiliated  entities  managed by the
Manager,  may  transfer  uninvested  cash  balances  into  one or  more  joint repurchase  accounts.  These  balances are invested in one or more  repurchase agreements,  secured  by U.S.  government  securities.  Securities  pledged as collateral  for  repurchase  agreements are held by a custodian bank until the agreements mature. Each joint repurchase  arrangement requires that the market value of the  collateral  be  sufficient  to cover  payments of  interest  and principal;  however,  in the  event  of  default  by the  other  party  to the agreement, retention of the collateral may be subject to legal proceedings.

|X|   Illiquid Securities.  The Fund has percentage  limitations that apply to purchases of illiquid securities,  as stated in the Prospectus.  As a
         matter  of  fundamental   policy,   the  Fund  cannot   purchase  any
         securities that are subject to restrictions on resale.

      Borrowing  for  Leverage.  The  Investment  Company Act imposes  certain restrictions  on the borrowing  activities of mutual funds.  The  restrictions on borrowing are designed to protect  shareholders  and their  investment in a fund by limiting a fund's  ability to leverage  its  assets.  Leverage  exists when a fund has the  right to a  return  on an  investment  that  exceeds  the amount the fund  contributed  to the  investment.  Borrowing  money to make an investment  is an  example  of how a fund  leverages  its  assets.  The use of leverage  exposes  shareholders  and their  investments in a fund to a greater risk of loss.  For example,  borrowing  may cause the value of a fund's shares to be more  volatile  than if the fund  did not  borrow.  A  fund's  borrowing
policy  must  be  a  fundamental  investment  policy.  Currently,   under  the
Investment  Company  Act,  a mutual  fund may  borrow  only from banks and the maximum  amount  it  may  borrow  is up  to  one-third  of  its  total  assets
(including the amount  borrowed) less all liabilities and  indebtedness  other than  borrowing.  The Fund may also  borrow up to 5% of its total  assets  for
temporary purposes from any |X|     person.  Under the Investment Company Act,
there is a  rebuttable  presumption  that a loan is  temporary if it is repaid within 60 days and not extended or renewed.

      The Fund will pay interest on these  loans,  and that  interest  expense will raise the  overall  expenses  of the Fund and reduce its  returns.  If it does borrow,  its expenses will be greater than  comparable  funds that do not borrow for  leverage.  The interest on a loan might be more (or less) than the yield on the securities  purchased with the loan proceeds.  Additionally,  the
Fund's net asset value per share might  fluctuate more than that of funds that do not borrow.

|X|   Loans of  Portfolio  Securities.  To  attempt  to raise  income or raise cash for liquidity  purposes,  the Fund may lend its  portfolio  securities to brokers,  dealers  and other  financial  institutions  approved  by the Fund's
Board of  Trustees.  These loans are limited to not more than 25% of the value of the  Fund's  total  assets.  The Fund  presently  does not  intend  to lend securities,  but if it does, the value of loaned securities is not expected to exceed 5% of the value of the Fund's  total  assets.  Income  from  securities loans does not  constitute  exempt-interest  income for the  purpose of paying tax-exempt dividends.

      There are risks in connection  with securities  lending.  The Fund might experience a delay in receiving  additional  collateral to secure a loan, or a delay in recovery of the loaned  securities. The Fund must receive collateral for a loan.  Under  current  applicable  regulatory  requirements  (which  are subject to change),  on each business day the loan collateral must be at least equal to the value of the loaned  securities.  It must  consist of cash,  bank letters  of credit,  securities  of the U.S.  government  or its  agencies  or instrumentalities,  or other cash  equivalents  in which the Fund is permitted to invest.  To be acceptable as collateral,  letters of credit must obligate a bank to pay amounts  demanded by the Fund if the demand meets the terms of the letter.  The terms of the letter of credit and the  issuing  bank both must be satisfactory to the Fund.

      When it  lends  securities,  the  Fund  receives  amounts  equal  to the dividends or interest on the loaned  securities.  It also receives one or more of (a) negotiated  loan fees,  (b) interest on securities  used as collateral, and (c)  interest  on  short-term  debt  securities  purchased  with  the loan collateral.  Either type of  interest  may be shared  with the  borrower.  The
Fund may pay reasonable  finder's,  custodian and administrative or other fees in  connection  with  these  loans.  The terms of the  Fund's  loans must meet applicable  tests under the Internal  Revenue Code and must permit the Fund to reacquire  loaned  securities  on five (5) days'  notice or in time to vote on any important matter.

|X|   Hedging.  The  Fund  can use  hedging  to  attempt  to  protect  against declines in the market  value of its  portfolio,  to permit the Fund to retain unrealized gains in the value of portfolio  securities that have  appreciated, or to facilitate selling securities for investment  reasons. To do so the Fund could:
      o  sell interest rate futures or municipal bond index futures,
      o  buy puts on such futures or securities, or
      o  write covered calls on securities,  municipal bond indices,  interest rate futures or municipal bond index futures.  Covered calls can also be written on debt  securities  to  attempt  to  increase  the Fund's income,  but that income  would not be  tax-exempt.  Therefore  it is unlikely that the Fund would write covered calls for that purpose.

      The Fund can  also use  hedging  to  establish  a  position  in the debt securities  market as a temporary  substitute for purchasing  individual  debt securities.  In that  case  the  Fund  would  normally  seek to  purchase  the securities,  and then  terminate  that  hedging  position.  For  this  type of hedging, the Fund could:
      o  buy interest rate futures or municipal bond index futures, or
      o  buy calls on such futures or on securities.

      The Fund is not obligated to use hedging instruments,  even though it is permitted to use them in the Manager's  discretion,  as described  below.  The
Fund's  strategy  of hedging  with  futures  and  options  on futures  will be incidental to the Fund's investment  activities in the underlying cash market.
The particular  hedging  instruments the Fund can use are described below. The
Fund  may  employ  new  hedging  instruments  and  strategies  when  they  are developed,  if  those  investment  methods  are  consistent  with  the  Fund's
investment   objective  and  are  permissible  under  applicable   regulations
governing the Fund.

|_|   Futures.  The  Fund  can buy and  sell  futures  contracts  relating  to interest  rates (these are called  "interest rate futures") and municipal bond indices  (these are  referred  to as  "municipal  bond index  futures").  As a fundamental policy,  these are the only futures contracts the Fund can buy and sell.

      An  interest  rate  future  obligates  the  seller to  deliver  (and the purchaser  to take) cash or a  specific  type of debt  security  to settle the futures  transaction.  Either  party  could  also  enter  into  an  offsetting contract to close out the futures position.

      A "municipal bond index" assigns  relative values to the municipal bonds in the index,  and is used as the basis for trading  long-term  municipal bond futures  contracts.  Municipal bond index futures are similar to interest rate futures  except that  settlement is made only in cash.  The  obligation  under the contract may also be satisfied by entering  into an  offsetting  contract.
The  strategies  which the Fund employs in using  municipal bond index futures are similar to those with regard to interest rate futures.

      No money is paid or  received  by the Fund on the  purchase or sale of a future.  Upon entering into a futures  transaction,  the Fund will be required to deposit an initial  margin  payment in cash or U.S.  government  securities with the futures commission  merchant (the "futures  broker").  Initial margin payments  will be  deposited  with the  Fund's  custodian  bank in an  account registered in the futures broker's name. However,  the futures broker can gain access  to that  account  only  under  certain  specified  conditions.  As the future  is  marked  to market  (that  is,  its  value on the  Fund's  books is changed) to reflect changes in its market value,  subsequent  margin payments, called variation margin, will be paid to or by the futures broker daily.

      At any time prior to the  expiration  of the future,  the Fund can elect to close out its  position  by taking an  opposite  position  at which  time a final  determination  of  variation  margin  is made  and  additional  cash is required  to be paid by or  released  to the  Fund.  Any  gain or loss is then realized by the Fund on the future for tax  purposes.  Although  interest rate
futures  by  their  terms  call  for   settlement  by  the  delivery  of  debt
securities,  in most cases the  obligation is fulfilled  without such delivery by entering  into an  offsetting  transaction.  All futures  transactions  are effected  through a clearing house  associated  with the exchange on which the contracts are traded.

      The Fund may concurrently  buy and sell futures  contracts in a strategy anticipating  that the future the Fund  purchased will perform better than the future the Fund sold.  For example,  the Fund might buy municipal bond futures and  concurrently  sell U.S.  Treasury  Bond futures (a type of interest  rate future).  The Fund would benefit if municipal bonds  outperform U.S.  Treasury
Bonds on a duration-adjusted basis.

      Duration is a volatility measure that refers to the expected  percentage change in the value of a bond  resulting  from a change  in  general  interest rates (measured by each 1% change in the rates on U.S.  Treasury  securities).
For  example,  if a bond has an  effective  duration of three (3) years,  a 1%
increase  in general  interest  rates  would be expected to cause the value of the bond to  decline  about  3%.  There are  risks  that this type of  futures strategy will not be successful.  U.S.  Treasury bonds might perform better on a  duration-adjusted  basis than municipal  bonds,  and the assumptions  about duration  that were used might be  incorrect  (in this case,  the  duration of municipal  bonds relative to U.S.  Treasury Bonds might have been greater than anticipated).

|_|   Put and Call  Options.  The Fund can buy and sell  certain  kinds of put options (puts) and call options (calls). These strategies are described below.

|_|   Writing  Covered Call  Options.  The Fund can write (that is, sell) call options. The Fund's call writing is subject to a number of restrictions:
(1)   After  the Fund  writes a call,  not more than 25% of the  Fund's  total assets may be subject to calls.
(2)   Calls  the Fund  sells  must be listed on a  securities  or  commodities exchange or quoted on NASDAQ,  the automated  quotation system of The
         Nasdaq Stock Market, Inc. or traded in the over-the-counter market.
(3)   Each call the Fund writes  must be  "covered"  while it is  outstanding.
         That  means  the Fund must own the  investment  on which the call was written.
(4)   The Fund may write  calls on  futures  contracts  whether or not it owns them.

      When  the  Fund  writes  a call  on a  security,  it  receives  cash  (a premium).  The Fund agrees to sell the  underlying  investment  to a purchaser of a  corresponding  call on the same  security  during  the call  period at a fixed  exercise  price  regardless  of market  price  changes  during the call period.  The call  period  is  usually  not more  than  nine (9)  months.  The exercise  price may differ from the market price of the  underlying  security.
The  Fund has  retained  the risk of loss  that  the  price of the  underlying security may decline  during the call period.  That risk may be offset to some extent by the premium the Fund receives.  If the value of the investment  does not rise above the call price,  it is likely that the call will lapse  without being  exercised.  In that case the Fund would keep the cash  premium  and the investment.

      When the Fund writes a call on an index,  it receives  cash (a premium).
If the buyer of the call  exercises  it, the Fund will settle the  transaction by paying an amount of cash equal to the difference  between the closing price of the call and the exercise  price,  multiplied by a specified  multiple that determines  the total value of the call for each point of  difference.  If the value of the underlying  investment  does not rise above the call price, it is likely  that the call will lapse  without  being  exercised.  In that case the
Fund would keep the cash premium.

      The Fund's  custodian  bank, or a securities  depository  acting for the custodian  bank, will act as the Fund's escrow agent through the facilities of the Options Clearing  Corporation  ("OCC"), as to the investments on which the
Fund has written calls traded on exchanges,  or as to other acceptable  escrow securities.  In that way, no margin will be  required  for such  transactions.
OCC will release the  securities  on the  expiration  of the calls or upon the
Fund's entering into a closing purchase transaction.

      When the Fund writes an  over-the-counter  ("OTC") option, it will enter into an arrangement  with a primary U.S.  government  securities  dealer which will  establish a formula price at which the Fund will have the absolute right to repurchase  that OTC option.  The formula price would generally be based on a multiple of the premium  received  for the option,  plus the amount by which the option is exercisable  below the market price of the  underlying  security
(that is, the option is  "in-the-money").  When the Fund writes an OTC option, it will  treat as  illiquid  (for  purposes  of its  restriction  on  illiquid securities) the mark-to-market  value of any OTC option held by it, unless the option is  subject  to a  buy-back  agreement  by the  executing  broker.  The
Securities  and Exchange  Commission is evaluating  whether OTC options should be  considered  liquid  securities.  The  procedure  described  above could be affected by the outcome of that evaluation.

      To  terminate  its  obligation  on a call it has  written,  the Fund may purchase a corresponding  call in a "closing  purchase  transaction." The Fund will then  realize a profit or loss,  depending  upon  whether  the net of the amount of the option  transaction  costs and the premium  received on the call the Fund wrote was more or less than the price of the call the Fund  purchased to close  out the  transaction.  A profit  may  also be  realized  if the call lapses  unexercised,  because the Fund retains the  underlying  investment and the premium  received.  Any such  profits are  considered  short-term  capital gains  for  federal  tax  purposes,  as are  premiums  on lapsed  calls.  When distributed by the Fund they are taxable as ordinary income.

|_|   Writing Uncovered Call Options on Futures  Contracts.  The Fund may also write  calls on futures  contracts  without  owning the  futures  contract  or securities  deliverable under the contract.  To do so, at the time the call is written,  the Fund must cover the call by  segregating in escrow an equivalent dollar  value of liquid  assets.  The Fund  will  identify  additional  liquid assets on its books if the value of the  escrowed  assets  drops below 100% of the current  value of the future.  Because of this escrow  requirement,  in no circumstances  would  the  Fund's  receipt  of an  exercise  notice as to that future put the Fund in a "short" futures position.

|_|   Purchasing  Calls and Puts.  The Fund may buy calls only on  securities, broadly-based  municipal  bond  indices,  municipal  bond  index  futures  and interest  rate  futures.  It may  also buy  calls  to close  out a call it has written,  as  discussed  above.  Calls  the  Fund  buys  must be  listed  on a securities  or  commodities  exchange,  or quoted on NASDAQ,  or traded in the over-the-counter  market.  A call or put  option may not be  purchased  if the purchase  would  cause the value of all the  Fund's  put and call  options  to exceed 5% of its total assets.

When the Fund purchases a call (other than in a closing  purchase  transaction), it pays a premium.  For calls on securities  that the Fund buys, it has the right to buy the  underlying  investment  from a seller of a  corresponding call on the same  investment  during  the call  period at a fixed  exercise price.  The Fund  benefits  only if (1) the call is sold at a profit or (2)
     the call is exercised when the market price of the underlying investment is above the sum of the exercise price plus the transaction  costs and premium paid for the call. If the call is not either  exercised or sold (whether or not at a profit),  it will become worthless at its expiration date. In that case the Fund will lose its premium  payment and the right to purchase  the underlying  investment.

Calls on municipal bond indices,  interest rate futures and municipal bond index futures are settled in cash rather than by delivering the underlying investment.
Gain or loss  depends  on  changes in the  securities  included  in the index in question (and thus on price movements in the debt securities  market  generally)
rather than on changes in price of the individual futures contract.

      The Fund may buy only  those  puts that  relate to  securities  that the
Fund owns, broadly-based municipal bond indices,  municipal bond index futures or interest rate futures (whether or not the Fund owns the futures).  The Fund may not sell puts other than puts it has previously purchased.

      Buying a put on an  investment  the Fund  does not own (such as an index or  future)  permits  the  Fund to  resell  the  put or to buy the  underlying investment  and sell it at the  exercise  price.  The  resale  price will vary inversely to the price of the  underlying  investment.  If the market price of the underlying  investment is above the exercise  price and, as a result,  the put is not exercised, the put will become worthless on its expiration date.

      When the Fund purchases a put, it pays a premium.  The Fund then has the right to sell the underlying  investment to a seller of a corresponding put on the same investment  during the put period at a fixed exercise price.  Puts on municipal  bond indices are settled in cash.  Buying a put on a debt security, interest  rate future or municipal  bond index future the Fund owns enables it to protect  itself during the put period against a decline in the value of the underlying  investment  below the exercise  price.  If the market price of the underlying  investment is equal to or above the exercise price and as a result the put is not  exercised  or resold,  the put will  become  worthless  at its expiration  date. In that case the Fund will lose its premium  payment and the right  to  sell  the  underlying  investment.  A put  may  be  sold  prior  to expiration (whether or not at a profit).

|_| Risks of Hedging with Options and  Futures.  The use of hedging  instruments requires  special  skills  and  knowledge  of  investment  techniques  that  are different than what is required for normal portfolio management.  If the Manager uses a  hedging  instrument  at the  wrong  time  or  judges  market  conditions incorrectly, hedging strategies may reduce the Fund's returns. The Fund could also experience  losses if the prices of its futures and options  positions were not correlated with its other investments.

      The Fund's option  activities  could affect its portfolio  turnover rate and  brokerage  commissions.  The exercise of calls  written by the Fund might cause the Fund to sell  related  portfolio  securities,  thus  increasing  its turnover rate.  The exercise by the Fund of puts on securities  will cause the sale of underlying  investments,  increasing portfolio turnover.  Although the decision  whether to  exercise  a put it holds is within  the Fund's  control, holding  a put  might  cause  the Fund to sell  the  related  investments  for reasons that would not exist in the absence of the put.

The  Fund  could  pay a  brokerage  commission  each time it buys a call or put, sells  a call  or  put,  or  buys or  sells  an  underlying  investment  in connection  with the exercise of a call or put. Such  commissions  might be higher on a relative  basis than the  commissions  for direct  purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying  investments.  Consequently, put and call options offer large amounts of leverage.  The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

      If a covered  call  written by the Fund is  exercised  on an  investment that has increased in value,  the Fund will be required to sell the investment at the  call  price.  It  will  not be  able  to  realize  any  profit  if the investment has increased in value above the call price.

      There is a risk in using short hedging by selling  interest rate futures and municipal bond index futures or purchasing  puts on municipal bond indices or futures to attempt to protect  against  declines in the value of the Fund's securities.  The risk is that the  prices of such  futures  or the  applicable index  will  correlate  imperfectly  with the  behavior  of the cash (that is, market)  prices of the Fund's  securities.  It is possible for  example,  that while the Fund has used  hedging  instruments  in a short  hedge,  the  market might advance and the value of debt  securities  held in the Fund's  portfolio might  decline.  If that  occurred,  the Fund would lose money on the  hedging instruments  and also  experience  a decline in value of its debt  securities.
However,  while  this  could  occur  over a brief  period  or to a very  small degree,  over time the value of a  diversified  portfolio  of debt  securities will tend to move in the same  direction as the indices upon which the hedging instruments are based.

      The risk of imperfect  correlation  increases as the  composition of the
Fund's  portfolio  diverges  from the  securities  included in the  applicable index.  To compensate for the imperfect  correlation of movements in the price of debt  securities  being  hedged and  movements  in the price of the hedging instruments,  the Fund  might use  hedging  instruments  in a  greater  dollar amount than the dollar amount of debt securities being hedged.  It might do so if the  historical  volatility  of the  prices  of the debt  securities  being hedged is greater than the historical volatility of the applicable index.

      The ordinary  spreads between prices in the cash and futures markets are subject to  distortions  due to  differences  in the natures of those markets.
All  participants  in the futures  markets  are subject to margin  deposit and maintenance  requirements.  Rather  than  meeting  additional  margin  deposit requirements,  investors may close out futures  contracts  through  offsetting transactions which could distort the normal relationship  between the cash and
futures  markets.  From  the  point  of  view  of  speculators,   the  deposit
requirements in the futures markets are less onerous than margin  requirements in the securities markets.  Therefore,  increased participation by speculators in the futures markets may cause temporary price distortions.

      The Fund may use  hedging  instruments  to  establish  a position in the municipal  securities  markets as a temporary  substitute  for the purchase of individual  securities  (long  hedging).  It is possible that the market might decline.  If the Fund then concludes not to invest in such securities  because of concerns that there might be further  market  decline or for other reasons, the Fund will realize a loss on the hedging  instruments that is not offset by a reduction in the purchase price of the securities.

      An option  position  may be closed  out only on a market  that  provides secondary  trading for options of the same series.  There is no assurance that a liquid  secondary  market will exist for a  particular  option.  If the Fund could not effect a closing purchase  transaction due to a lack of a market, it would  have to hold the  callable  investment  until  the call  lapsed  or was exercised, and could experience losses.

|_|   Interest  Rate Swap  Transactions.  In an interest  rate swap,  the Fund and another party exchange  their right to receive or their  obligation to pay interest  on a  security.  For  example,  they  might  swap a right to receive floating  rate  payments  for fixed  rate  payments.  The Fund can enter  into swaps  only on  securities  it owns.  The Fund may not enter  into  swaps with respect to more than 25% of its total  assets.  Also,  the Fund will  identify liquid  assets on its books (such as cash or U.S.  government  securities)  to cover any  amounts  it could owe under  swaps that  exceed  the  amounts it is entitled to receive,  and it will adjust that amount daily, as needed.  Income from interest rate swaps may be taxable.

Swap agreements  entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by the Fund  under a swap  agreement  will have  been  greater  than  those
     received  by  it.  Credit  risk  arises  from  the  possibility   that  the
     counterparty  will default.  If the  counterparty  to an interest rate swap defaults,  the Fund's  loss will  consist of the net amount of  contractual interest  payments  that the Fund has not yet  received.  The Manager  will monitor the  creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

      The  Fund  can   enter   into   swap   transactions   with   appropriate
counterparties  pursuant  to  master  netting  agreements.  A  master  netting agreement  provides that all swaps done between the Fund and that counterparty under  the  master  agreement  shall  be  regarded  as  parts  of an  integral agreement.  If on  any  date  amounts  are  payable  under  one or  more  swap transactions,  the  net  amount  payable  on  that  date  shall  be  paid.  In addition,  the master netting agreement may provide that if one party defaults generally or on one swap, the  counterparty  can terminate the swaps with that party. Under master netting  agreements,  if there is a default resulting in a loss to one party,  that party's  damages are  calculated  by reference to the average cost of a  replacement  swap with respect to each swap.  The gains and losses on all  swaps are then  netted,  and the  result is the  counterparty's gain or loss on  termination.  The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

|_|   Regulatory  Aspects  of Hedging  Instruments.  When  using  futures  and
 options  on  futures,   the  Fund  is  required  to  operate  within  certain
 guidelines  and  restrictions  established by the Commodity  Futures  Trading
 Commission   (the  "CFTC").   In  particular,   the  Fund  is  exempted  from
 registration  with  the  CFTC as a  "commodity  pool  operator"  if the  Fund complies  with the  requirements  of Rule 4.5 adopted by the CFTC.  That Rule does not limit  the  percentage  of the  Fund's  assets  that may be used for futures  margin  and  related  options  premiums  for  a  bona  fide  hedging position.  However,  under the Rule the Fund must limit its aggregate initial futures margin and related options  premiums to no more than 5% of the Fund's net assets for hedging  strategies  that are not considered bona fide hedging strategies  under  the Rule.  Under  the  Rule,  the Fund also must use short futures  and  options  on  futures  positions  solely  for bona fide  hedging purposes  within the meaning and intent of the  applicable  provisions of the
 Commodity Exchange Act.

      Transactions   in  options  by  the  Fund  are  subject  to  limitations
established by the option  exchanges.  The exchanges  limit the maximum number of  options  that  may be  written  or held by a single  investor  or group of investors  acting in concert.  Those  limits apply  regardless  of whether the options were written or purchased on the same or different  exchanges,  or are held in one or more  accounts or through one or more  different  exchanges  or through one or more  brokers.  Thus,  the number of options  that the Fund may write or hold may be  affected by options  written or held by other  entities, including other  investment  companies having the same adviser as the Fund (or an adviser that is an affiliate of the Fund's  adviser).  The  exchanges  also impose  position  limits on futures  transactions.  An exchange  may order the liquidation  of  positions  found to be in  violation  of those limits and may impose certain other sanctions.

      Under  interpretations  of staff members of the  Securities and Exchange
Commission  regarding  applicable  provisions of the  Investment  Company Act, when the Fund  purchases  an  interest  rate  future or  municipal  bond index
future,  it  must  segregate  cash  or  readily  marketable   short-term  debt
instruments in an amount equal to the purchase  price of the future,  less the margin deposit applicable to it.

|X|   Temporary Defensive  Investments.  The securities the Fund can invest in for temporary defensive purposes include the following:
o     short-term municipal securities;
o     obligations issued or guaranteed by the U.S.  government or its agencies or instrumentalities;
o     corporate  debt  securities  rated within the three highest  grades by a nationally recognized rating agency;
o     commercial  paper rated "A-1" by S&P, or having a  comparable  rating by another nationally-recognized rating agency; and
o     certificates  of deposit of domestic  banks with assets of $1 billion or more.

|X| Portfolio Turnover.  A change in the securities held by the Fund from buying and selling  investments is known as "portfolio  turnover."  Short-term  trading increases  the  rate  of  portfolio  turnover  and  could  increase  the  Fund's transaction  costs.  However,  the Fund ordinarily incurs little or no brokerage expense because most of the Fund's  portfolio  transactions are principal trades that do not require payment of brokerage commissions.

The  Fund ordinarily does not trade securities to achieve capital gains, because they would not be  tax-exempt  income.  To a limited  degree,  the Fund may engage in  short-term  trading to attempt to take  advantage of  short-term market  variations.  It may also do so to dispose of a  portfolio  security prior to its  maturity.  That  might be done if,  on the basis of a revised credit  evaluation  of the  issuer  or other  considerations,  the  Manager believes such  disposition  is advisable or the Fund needs to generate cash to satisfy  requests to redeem Fund shares.  In those  cases,  the Fund may realize  a  capital  gain or loss on its  investments.  The  Fund's  annual portfolio turnover rate normally is not expected to exceed 50%.

|X|   Taxable  Investments.  While  the Fund can  invest  up to 20% of its net assets in investments  that generate  income subject to income taxes,  it does not  anticipate  investing  substantial  amounts  of  its  assets  in  taxable investments  under normal market  conditions or as part of its normal  trading strategies and policies.  To the extent it invests in taxable securities,  the
Fund would not be able to meet its  objective of providing  tax exempt  income to  its  shareholders.  Taxable  investments  include,  for  example,  hedging instruments,  repurchase  agreements,  and some of the types of securities the
Fund would buy for temporary defensive purposes.

Investment Restrictions

|X|   What  Are  "Fundamental   Policies?"   Fundamental  policies  are  those
policies  that the Fund has  adopted  to govern  its  investments  that can be changed  only by the vote of a  "majority"  of the Fund's  outstanding  voting securities.  Under the  Investment  Company  Act,  such a  "majority"  vote is defined as the vote of the holders of the lesser of:
      o  67% or more of the  shares  present  or  represented  by  proxy  at a shareholder  meeting,  if  the  holders  of  more  than  50%  of  the outstanding shares are present or represented by proxy, or
      o  more than 50% of the outstanding shares.

      The Fund's investment  objective is a fundamental policy. Other policies described in the  Prospectus or this Statement of Additional  Information  are
"fundamental"  only if they  are  identified  as  such.  The  Fund's  Board of
Trustees can change  non-fundamental  policies without  shareholder  approval.
However,  significant  changes to  investment  policies  will be  described in supplements  or updates to the  Prospectus  or this  Statement  of  Additional
Information,  as appropriate.  The Fund's most significant investment policies are described in the Prospectus.

|_|   Does  the Fund  Have  Additional  Fundamental  Policies?  The  following investment restrictions are fundamental policies of the Fund:

o     The Fund cannot  invest in securities  or other  investments  other than municipal  securities,  the temporary investments described in its Prospectus, repurchase  agreements,  covered calls,  private activity municipal securities and hedging  instruments  described in "About the Fund" in the  Prospectus  or this Statement of Additional Information.

      The Fund  cannot make loans,  except to the extent  permitted  under the
Investment  Company Act, the rules or regulations  thereunder or any exemption therefrom  that  is  applicable  to  the  Fund,  as  such  statute,  rules  or regulations may be amended or interpreted from time to time.

o     The Fund may not borrow money,  except to the extent permitted under the
Investment  Company Act, the rules or regulations  thereunder or any exemption therefrom  that  is  applicable  to  the  Fund,  as  such  statute,  rules  or regulations may be amended or interpreted from time to time.

o     With respect to 75% of its assets,  the Fund cannot purchase  securities issued or guaranteed by any one issuer (other than the U.S.  government or its agencies or  instrumentalities),  if more than 5% of the Fund's  total  assets would be  invested  in  securities  of that  issuer or the Fund would then own more than 10% of that issuer's voting securities.

o     The Fund cannot  invest 25% or more of its total assets in any industry.
That  limit  does not apply to  securities  issued or  guaranteed  by the U.S.
government  or its  agencies and  instrumentalities  or  securities  issued by investment  companies.  Nor does that limit apply to municipal  securities  in general or to New York municipal securities.

o     The  Fund  cannot  invest  in  real  estate,   physical  commodities  or
commodity  contracts,  except to the  extent  permitted  under the  Investment
Company Act, the rules or regulations  thereunder or any exemption  therefrom, as such statute,  rules or regulations may be amended or interpreted from time to time.

o     The Fund cannot  underwrite  securities or invest in securities that are subject to restrictions on resale.

o     The Fund cannot buy or sell futures  contracts  other than interest rate futures and municipal bond index futures.

o     The Fund cannot issue  "senior  securities,"  but this does not prohibit certain  investment  activities for which assets of the Fund are designated as segregated, or margin,  collateral or escrow arrangements are established,  to
cover  the  related   obligations.   Examples  of  those  activities   include
borrowing  money,   reverse  repurchase   agreements,   delayed-delivery   and
when-issued  arrangements for portfolio securities  transactions and contracts to buy or sell derivatives, hedging instruments, options or futures.

      Additionally,  as a non-fundamental  investment  policy, the Fund cannot invest in  securities  of other  investment  companies,  except to the  extent
permitted  under  the  Investment   Company  Act,  the  rules  or  regulations
thereunder or any exemption therefrom,  as such statute,  rules or regulations may be amended or interpreted from time to time.

      Unless the  Prospectus  or Statement of  Additional  Information  states that a percentage  restriction applies on an ongoing basis, it applies only at the time the Fund  makes an  investment.  In that  case the Fund need not sell securities  to meet the  percentage  limits  if the  value  of the  investment increases in proportion to the size of the Fund.

Diversification.  The Fund  intends  to be  "diversified"  as  defined  in the
Investment  Company Act and to satisfy the restrictions  against investing too much of its assets in any  "issuer"  as set forth in the  restrictions  above.
In implementing this policy,  the  identification of the issuer of a municipal security  depends  on the  terms  and  conditions  of the  security.  When the assets  and  revenues  of  an  agency,  authority,  instrumentality  or  other political  subdivision  are separate from those of the government  creating it
and  the   security  is  backed  only  by  the  assets  and  revenues  of  the subdivision, agency, authority or instrumentality,  the latter would be deemed to be the  sole  issuer.  Similarly,  if an  industrial  development  bond  is backed only by the assets and  revenues  of the  non-governmental  user,  then that user would be deemed to be the sole  issuer.  However,  if in either case the  creating  government  or some other  entity  guarantees  a security,  the guarantee  would be considered a separate  security and would be treated as an issue of that government or other entity.

      In implementing  the Fund's policy not to concentrate  its  investments, the Manager will consider a  non-governmental  user of facilities  financed by industrial  development bonds as being in a particular industry.  That is done even though the bonds are  municipal  securities,  as to which the Fund has no concentration  limitation.  Although  this  application  of the  concentration restriction  is not a  fundamental  policy of the Fund, it will not be changed without shareholder approval.

How the Fund Is Managed

Organization  and  History.  The Fund is an open-end,  diversified  management
investment   company  with  an  unlimited  number  of  authorized   shares  of
beneficial interest.  The Fund was organized as a Massachusetts business trust in 1984.

    Classes  of Shares.  The  Trustees  are  authorized,  without  shareholder approval,  to create new  series and  classes  of  shares.  The  Trustees  may reclassify  unissued shares of the Fund into  additional  series or classes of shares.  The Trustees  also may divide or combine the shares of a class into a greater  or  lesser  number  of  shares  without  changing  the  proportionate beneficial  interest  of a  shareholder  in  the  Fund.  Shares  do  not  have cumulative voting rights or preemptive or subscription  rights.  Shares may be voted in person or by proxy at shareholder meetings.

      The Fund currently has three classes of shares: Class A, Class B, and
Class C.  All classes invest in the same investment portfolio. Each class of shares:
o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     may have a different net asset value,
o     may have separate voting rights on matters in which interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

    Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders.  Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

Meetings of Shareholders.  As a Massachusetts  business trust, the Fund is not required  to hold,  and does not plan to  hold,  regular  annual  meetings  of shareholders.  The Fund  will  hold  meetings  when  required  to do so by the
Investment  Company  Act or other  applicable  law.  It will also do so when a shareholder  meeting is called by the  Trustees or upon proper  request of the shareholders.

      Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Fund, to remove a Trustee.  The
Trustees will call a meeting of shareholders to vote on the removal of a
Trustee upon the written request of the record holders of 10% of its outstanding shares.  If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

Shareholder and Trustee  Liability.  The Fund's  Declaration of Trust contains an express  disclaimer  of  shareholder  or Trustee  liability  for the Fund's obligations.  It  also  provides  for  indemnification  and  reimbursement  of expenses  out of the  Fund's  property  for any  shareholder  held  personally liable for its  obligations.  The  Declaration  of Trust also states that upon request,  the Fund  shall  assume  the  defense  of any claim  made  against a shareholder  for any act or  obligation  of the Fund  and  shall  satisfy  any judgment  on  that  claim.  Massachusetts  law  permits  a  shareholder  of  a business trust (such as the Fund) to be held personally  liable as a "partner"
under certain  circumstances.  However,  the risk that a Fund shareholder will incur  financial  loss from being held  liable as a  "partner"  of the Fund is limited  to the  relatively  remote  circumstances  in which the Fund would be unable to meet its obligations.

      The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its
Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees. The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.  Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the
Fund's Declaration of Trust.

      The Board of Trustees has an Audit Committee, a Study Committee and a
Proxy Committee.  The members of the Audit Committee are Kenneth Randall
(Chairman), Benjamin Lipstein and Edward Regan.  The Audit Committee held five meetings during the Fund's fiscal year ended September 30, 2002. The
Audit Committee provides the Board with recommendations regarding the selection of the Fund's independent auditor. The Audit Committee also reviews the scope and results of audits and the audit fees charged, reviews reports from the Fund's independent auditor concerning the Fund's internal accounting procedures, and controls and reviews reports of the Manager's internal auditor, among other duties as set forth in the Committee's charter.

      The members of the Study Committee are Benjamin Lipstein (Chairman),
Robert Galli and Elizabeth Moynihan.  The Study Committee held eight meetings during the Fund's fiscal year ended September 30, 2002. The Study Committee evaluates and reports to the Board on the Fund's contractual arrangements, including the Investment Advisory and Distribution Agreements, transfer and shareholder service agreements and custodian agreements as well as the policies and procedures adopted by the Fund to comply with the Investment
Company Act and other applicable law, among other duties as set forth in the
Committee's charter.

      The members of the Proxy Committee are Edward Regan (Chairman), Russell
Reynolds and Clayton Yeutter.  The Proxy Committee held one meeting during the Fund's fiscal year ended September 30, 2002.  The Proxy Committee provides the Board with recommendations for proxy voting and monitors proxy voting by the Fund.

Trustees and Officers of the Fund. Except Mr. Murphy, each of the Trustees is an "Independent Trustee," as defined in the Investment Company Act. Mr.
Murphy  is an "Interested Trustee," because he is affiliated with the Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company.

      The Fund's Trustees and officers and their positions held with the Fund and length of service in such position(s) and their principal occupations and business affiliations during the past five years are listed in the chart below. The information for the Trustees also includes the dollar range of shares of the Fund as well as the aggregate dollar range of shares beneficially owned in any of the Oppenheimer funds overseen by the Trustees.
All of the Trustees are also trustees or directors of the following publicly offered Oppenheimer funds (referred to as "Board I Funds"):

Oppenheimer California Municipal Fund   Oppenheimer International Growth Fund
                                        Oppenheimer  International  Small Company
Oppenheimer Capital Appreciation Fund   Fund
Oppenheimer Capital Preservation Fund   Oppenheimer Money Market Fund, Inc.
Oppenheimer Developing Markets Fund     Oppenheimer Multiple Strategies Fund
Oppenheimer Discovery Fund              Oppenheimer Multi-Sector Income Trust
Oppenheimer Emerging Growth Fund        Oppenheimer Multi-State Municipal Trust
Oppenheimer Emerging Technologies Fund  Oppenheimer Municipal Bond Fund
Oppenheimer Enterprise Fund             Oppenheimer New York Municipal Fund
Oppenheimer Europe Fund                 Oppenheimer Series Fund, Inc.
Oppenheimer Global Fund                 Oppenheimer Trinity Core Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer  Gold  &  Special  Minerals Fund
Oppenheimer Trinity Value Fund
Oppenheimer Growth Fund
Oppenheimer U.S. Government Trust

    In  addition  to being a trustee  or  director  of the Board I Funds,  Mr.
Galli  is  also  a  director  or  trustee  of  10  other   portfolios  in  the
OppenheimerFunds complex. Present or former officers,  directors, trustees and employees (and their  immediate  family  members) of the Fund, the Manager and its affiliates,  and retirement plans  established by them for their employees are  permitted  to  purchase  Class  A  shares  of  the  Fund  and  the  other
Oppenheimer  funds at net asset value without sales charge.  The sales charges on Class A shares is waived for that group  because of the  economies of sales efforts realized by the Distributor.

      Messrs. Murphy, Masterson, Molleur, Vottiero, Wixted, Fielding and
Zack, and Mses. Bechtolt, Feld and Ives, respectively, hold the same offices with one or more of the other Board I Funds as with the Fund.  As of October
29, 2002 the Trustees and officers of the Fund, as a group, owned of record or beneficially less than 1% of each class of shares of the Fund. The foregoing statement does not reflect ownership of shares of the Fund held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under the plan by the officers of the Fund listed above. In addition, each Independent Trustee, and his or her family members, do not own securities of either the Manager or Distributor of the
Board I Funds or any person directly or indirectly controlling, controlled by or under common control with the Manager or Distributor.

Affiliated Transactions and Material Business Relationships. Mr. Reynolds has
reported that he has a controlling interest in the Directorship Search Group,
Inc. ("The Directorship Search Group"), a director recruiting firm that provided consulting services to Massachusetts Mutual Life Insurance Company
(which controls the Manager) for fees aggregating $110,000 from January 1,
2000 through December 31, 2001, an amount representing less than 5% of the annual revenues of The Directorship Search Group.  Mr. Reynolds estimates that The Directorship Search Group will bill Massacusetts Mutual Life
Insurance Company $150,000 for services to be provided during the calendar year 2002.

The Independent Trustees have unanimously (except for Mr. Reynolds, who abstained) determined that the consulting arrangements between The
Directorship Search Group and Massachusetts Mutual Life Insurance Company
were not material business or professional relationships that would compromise Mr. Reynolds' status as an Independent Trustee. Nonetheless, to assure certainty as to determinations of the Board and the Independent
Trustees as to matters upon which the Investment Company Act or the rules thereunder require approval by a majority of Independent Trustees, Mr.
Reynolds will not be counted for purposes of determining whether a quorum of
Independent Trustees was present or whether a majority of Independent
Trustees approved the matter

The address of each Trustee in the chart below is 6803 S. Tucson Way,
Centennial, CO 80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

--------------------------------------------------------------------------------------
                                Independent Trustees
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Name, Address,     Principal  Occupation(s) During Past 5 Years Dollar     Aggregate
                                                                           Dollar
                                                                           Range of
                                                                           Shares
                                                                           Beneficially
                                                                           Owned in
                                                                           any of
                                                                Range of   the
Age, Position(s)                                                Shares     Oppenheimer
Held with Fund     / Other  Trusteeships/Directorships  Held by BeneficiallFunds
and Length of      Trustee  /  Number  of  Portfolios  in  Fund Owned in   Overseen
Service            Complex Currently Overseen by Trustee         the Fund  by Trustee
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
                                                                 As of December 31,
                                                                        2001
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Leon Levy,         General  Partner  (since  1982)  of  Odyssey    $0         $0
Chairman of the    Partners, L.P. (investment  partnership) and
Board of Trustees  Chairman  of  the  Board   (since  1981)  of
Trustee since 1984 Avatar    Holdings,    Inc.   (real   estate
Age: 76            development).  Oversees 31 portfolios in the
                   OppenheimerFunds complex.
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Robert G. Galli,   A trustee or director  of other  Oppenheimer    $0        Over
Trustee since 1993 funds.   Formerly  Vice  Chairman   (October
Age: 69            1995-December    1997)   of   the   Manager.
                   Oversees     41     portfolios     in    the            $100,000
                   OppenheimerFunds complex.
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Phillip A.         The Director  (since 1991) of the  Institute    $0        Over
Griffiths,         for   Advanced   Study,   Princeton,   N.J.,
Trustee since 1999 director  (since 2001) of GSI Lumonics and a
Age: 63            member of the  National  Academy of Sciences
                   (since   1979);   formerly  (in   descending
                   chronological  order) a director  of Bankers
                   Trust Corporation,  Provost and Professor of
                   Mathematics at Duke  University,  a director            $100,000
                   of  Research  Triangle  Institute,  Raleigh,
                   N.C.  (scientific  research  and  technology
                   development  organization),  and a Professor
                   of   Mathematics   at  Harvard   University.
                   Oversees     31     portfolios     in    the
                   OppenheimerFunds complex.
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Benjamin           Professor   Emeritus  of  Marketing,   Stern    $0        Over
Lipstein, Trustee  Graduate School of Business  Administration,
since 1984         New York University.  Oversees 31 portfolios            $100,000
Age: 79            in the OppenheimerFunds complex.
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Joel W. Motley,    Director  (January  2002-present),  Columbia    $0         $0
Trustee since      Equity   Financial   Corp.   (privately-held
20021              financial   adviser);    Managing   Director
Age: 50            (January   2002-present),   Carmona  Motley,
                   Inc.  (privately-held   financial  adviser);
                   Formerly  he held the  following  positions:
                   Managing  Director  (January   1998-December
                   2001),    Carmona    Motley   Hoffman   Inc.
                   (privately-held      financial     adviser);
                   Managing  Director  (January   1992-December
                   1997), Carmona Motley & Co.  (privately-held
                   financial  adviser).  Oversees 31 portfolios
                   in the OppenheimerFunds complex.
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Elizabeth B.       Author  and   architectural   historian;   a    $0     $50,001-$100,000
Moynihan,          trustee  of the  Freer  Gallery  of Art  and
Trustee since 1992 Arthur  M.  Sackler   Gallery   (Smithsonian
Age: 72            Institute),    Trustees   Council   of   the
                   National  Building  Museum;  a member of the
                   Trustees  Council,  Preservation  League  of
                   New York State.  Oversees 31  portfolios  in
                   the OppenheimerFunds complex.
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Kenneth A.         A  director  of  Dominion  Resources,   Inc.    $0        Over
Randall, Trustee   (electric   utility  holding   company)  and
since 1980         Prime Retail,  Inc. (real estate  investment
Age: 75            trust);  formerly  a  director  of  Dominion
                   Energy,  Inc.  (electric power and oil & gas
                   producer),  President  and  Chief  Executive
                   Officer  of  The  Conference   Board,   Inc.
                   (international    economic    and   business            $100,000
                   research)   and  a  director  of  Lumbermens
                   Mutual Casualty Company,  American Motorists
                   Insurance      Company     and      American
                   Manufacturers   Mutual  Insurance   Company.
                   Oversees     31     portfolios     in    the
                   OppenheimerFunds complex.
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Edward V. Regan,   President,  Baruch College, CUNY; a director    $0     $50,001-$100,000
Trustee since 1993 of  RBAsset   (real   estate   manager);   a
Age: 72            director  of  OffitBank;  formerly  Trustee,
                   Financial  Accounting  Foundation  (FASB and
                   GASB),   Senior   Fellow  of   Jerome   Levy
                   Economics Institute,  Bard College, Chairman
                   of Municipal Assistance  Corporation for the
                   City   of   New   York,   New   York   State
                   Comptroller  and  Trustee  of New York State
                   and  Local  Retirement  Fund.   Oversees  31
                   investment       companies       in      the
                   OppenheimerFunds complex.
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Russell S.         Chairman  (since  1993) of The  Directorship    $0     $10,001-$50,000
Reynolds, Jr.,     Search  Group,  Inc.  (corporate  governance
Trustee since 1989 consulting  and  executive  recruiting);   a
Age: 70            life   trustee   of   International    House
                   (non-profit educational  organization),  and
                   a  trustee  (since  1996)  of the  Greenwich
                   Historical  Society.  Oversees 31 portfolios
                   in the OppenheimerFunds complex.
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Donald W. Spiro,   Formerly  Chairman  Emeritus  (until  August    $0        Over
Vice Chairman of
the Board of       1999) of the  Manager.  Formerly  a director
Trustees,          (January  1969-August  1999) of the Manager.            $100,000
Trustee since 1985 Oversees     31     portfolios     in    the
Age: 76            OppenheimerFunds complex.
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Clayton K.         Of Counsel (since 1993), Hogan & Hartson (a     $0     $50,001-$100,000
Yeutter, Trustee   law firm). Other directorships:
since 1991         Caterpillar, Inc. (since 1993) and
Age: 71            Weyerhaeuser Co. (since 1999). Oversees 31
                   portfolios in the OppenheimerFunds. complex.
--------------------------------------------------------------------------------------

      The address of Mr. Murphy in the chart below is 498 Seventh Avenue, New
York, NY 10018. Mr. Murphy serves for an indefinite term, until his resignation, retirement, death or removal.
-------------------------------------------------------------------------------------
                           Interested Trustee and Officer
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name, Address,    Principal   Occupation(s)   During  Past  5 Dollar      Aggregate
                                                                           Dollar
                                                                          Range of
                                                                         y Shares
                                                                         Beneficially
                                                                          Owned in
                                                              Range of   any of the
Age, Position(s)                                              Shares     Oppenheimer
Held with Fund    Years  /  Other  Trusteeships/Directorships Beneficiall   Funds
and Length of     Held by Trustee / Number of  Portfolios  in Owned in   Overseen by
Service           Fund Complex Currently Overseen by Trustee   the Fund    Trustee
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,
                                                                       2001
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
John V. Murphy,   Chairman,   Chief  Executive   Officer  and
President and     director  (since  June 2001) and  President     $0        Over
Trustee           (since  September  2000)  of  the  Manager;             $100,000
since 2001        President  and a  director  or  trustee  of
Age: 53           other  Oppenheimer  funds;  President and a
                  director  (since July 2001) of  Oppenheimer
                  Acquisition  Corp.  (the  Manager's  parent
                  holding   company)   and   of   Oppenheimer
                  Partnership   Holdings,   Inc.  (a  holding
                  company  subsidiary  of  the  Manager);   a
                  director    (since    November   2001)   of
                  OppenheimerFunds   Distributor,   Inc.   (a
                  subsidiary of the Manager);  Chairman and a
                  director  (since July 2001) of  Shareholder
                  Services,    Inc.   and   of    Shareholder
                  Financial  Services,  Inc.  (transfer agent
                  subsidiaries  of  the  Manager);  President
                  and  a  director   (since   July  2001)  of
                  OppenheimerFunds    Legacy    Program    (a
                  charitable  trust  program  established  by
                  the Manager);  a director of the investment
                  advisory  subsidiaries of the Manager:  OFI
                  Institutional  Asset  Management,  Inc. and
                  Centennial  Asset  Management   Corporation
                  (since  November 2001),  HarbourView  Asset
                  Management   Corporation  and  OFI  Private
                  Investments,   Inc.   (since   July  2001);
                  President  (since  November  1, 2001) and a
                  director  (since July 2001) of  Oppenheimer
                  Real  Asset  Management,  Inc.;  a director
                  (since    November    2001)   of    Trinity
                  Investment  Management  Corp.  and  Tremont
                  Advisers,    Inc.    (Investment   advisory
                  affiliates of the Manager);  Executive Vice
                  President    (since   February   1997)   of
                  Massachusetts    Mutual   Life    Insurance
                  Company (the Manager's parent  company);  a
                  director   (since   June   1995)   of   DBL
                  Acquisition  Corporation;  formerly,  Chief
                  Operating  Officer   (September   2000-June
                  2001)  of  the   Manager;   President   and
                  trustee  (November  1999-November  2001) of
                  MML Series  Investment  Fund and MassMutual
                  Institutional  Funds  (open-end  investment
                  companies);     a    director    (September
                  1999-August  2000) of C.M.  Life  Insurance
                  Company;    President,    Chief   Executive
                  Officer     and     director     (September
                  1999-August  2000)  of MML Bay  State  Life
                  Insurance   Company;   a   director   (June
                  1989-June  1998) of  Emerald  Isle  Bancorp
                  and Hibernia  Savings Bank (a  wholly-owned
                  subsidiary   of  Emerald   Isle   Bancorp).
                  Oversees    69     portfolios     in    the
                  OppenheimerFunds complex.
-------------------------------------------------------------------------------------

     The address of the Officers in the chart below is as follows: Messrs.
Fielding, Molleur and Zack and Ms. Feld is 498 Seventh Avenue, New York, NY
10018. Messrs. Masterson, Vottiero and Wixted and Ms. Ives is 6803 S. Tucson
Way, Englewood, CO 80112-3924. Each Officer serves for an annual term or until his or her resignation, death or removal.

-------------------------------------------------------------------------------------
                                Officers of the Fund
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name, Address, Age,     Principal Occupation(s) During Past 5 Years
Position(s) Held with
Fund and Length of
Service
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Ronald H. Fielding,     Senior Vice  President  (since January 1996) of the Manager;
Vice President and      Chairman of the  Rochester  Division  of the Manager  (since
Portfolio Manager       January   1996);   an  officer  of  9   portfolios   in  the
since 2002              OppenheimerFunds  complex;  prior to joining  the Manager in
Age:  53                January  1996,  he was President and a director of Rochester
                        Capital  Advisors,  Inc.  (1993 - 1995),  the  Fund's  prior investment  advisor,  and of Rochester Fund  Services,  Inc.
                        (1986 - 1995), the Fund's prior  distributor;  President and a trustee of Limited  Term New York  Municipal  Fund (1991 -
                        1995),  Oppenheimer  Convertible  Securities  Fund  (1986  -
                        1995)  and  Rochester   Fund   Municipals   (1986  -  1995);
                        President  and a director of  Rochester  Tax  Managed  Fund,
                        Inc. (1982 - 1995) and of Fielding Management Company,  Inc.
                        (1982 - 1995), an investment advisor.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Brian W. Wixted,        Senior Vice  President and  Treasurer  (since March 1999) of
Treasurer, Principal    the Manager;  Treasurer  (since  March 1999) of  HarbourView
Financial and           Asset Management  Corporation,  Shareholder Services,  Inc.,
Accounting Officer      Oppenheimer Real Asset Management  Corporation,  Shareholder
since April 1999        Financial Services,  Inc., Oppenheimer Partnership Holdings,
Age: 43                 Inc.,  OFI Private  Investments,  Inc.  (since  March 2000),
                        OppenheimerFunds    International   Ltd.   and   Oppenheimer
                        Millennium Funds plc (since May 2000) and OFI  Institutional
                        Asset Management,  Inc. (since November 2000) (offshore fund management  subsidiaries  of  the  Manager);  Treasurer  and
                        Chief  Financial  Officer  (since  May 2000) of  Oppenheimer
                        Trust Company (a trust  company  subsidiary of the Manager);
                        Assistant   Treasurer  (since  March  1999)  of  Oppenheimer
                        Acquisition  Corp.  and   OppenheimerFunds   Legacy  Program
                        (since April 2000);  formerly  Principal and Chief Operating
                        Officer    (March    1995-March    1999),    Bankers   Trust
                        Company-Mutual  Fund  Services  Division.  An  officer of 85 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Philip Vottiero,        Vice  President/Fund  Accounting of the Manager (since March
Assistant Treasurer     2002;  formerly Vice  President/Corporate  Accounting of the
since 2002              Manager (July  1999-March  2002) prior to which he was Chief
Age: 39                 Financial  Officer at Sovlink  Corporation  (April 1996-June
                        1999).  An officer of 72 portfolios in the  OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Connie Bechtolt,        Assistant  Vice  President of the Manager  (since  September
                        1998);   formerly    Manager/Fund    Accounting   (September
Assistant Treasurer     1994-September  1998)  of  the  Manager.  An  officer  of 85
since 2002 Age: 39      portfolios in the OppenheimerFunds, complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert G. Zack,         Senior Vice President  (since May 1985) and General  Counsel
Secretary since 2001    (since February 2002) of the Manager;  General Counsel and a
Age: 54                 director   (since   November   2001)   of   OppenheimerFunds
                        Distributor,   Inc.;   Senior  Vice  President  and  General
                        Counsel  (since   November   2001)  of   HarbourView   Asset
                        Management  Corporation;   Vice  President  and  a  director
                        (since November 2000) of Oppenheimer  Partnership  Holdings,
                        Inc.; Senior Vice President,  General Counsel and a director
                        (since  November  2001)  of  Shareholder   Services,   Inc.,
                        Shareholder   Financial   Services,    Inc.,   OFI   Private
                        Investments,   Inc.,   Oppenheimer  Trust  Company  and  OFI
                        Institutional   Asset  Management,   Inc.;  General  Counsel
                        (since  November  2001)  of  Centennial   Asset   Management
                        Corporation;   a   director   (since   November   2001)   of
                        Oppenheimer   Real   Asset   Management,   Inc.;   Assistant
                        Secretary   and  a  director   (since   November   2001)  of
                        OppenheimerFunds  International  Ltd.; Vice President (since
                        November   2001)   of   OppenheimerFunds   Legacy   Program;
                        Secretary  (since November 2001) of Oppenheimer  Acquisition
                        Corp.;    formerly   Acting   General   Counsel    (November
                        2001-February  2002)  and  Associate  General  Counsel  (May
                        1981-October  2001) of the Manager;  Assistant  Secretary of
                        Shareholder   Services,   Inc.  (May  1985-November   2001),
                        Shareholder     Financial    Services,     Inc.    (November
                        1989-November  2001);  OppenheimerFunds  International  Ltd.
                        and Oppenheimer  Millennium Funds plc (October 1997-November
                        2001).  An officer of 85 portfolios in the  OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Philip T. Masterson,    Vice President and Assistant Counsel of the Manager (since
Assistant Secretary     July 1998); formerly, an associate with Davis, Graham, &
since 2002              Stubbs LLP (January 1997-June 1998). An officer of 72
Age: 38                 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Denis R. Molleur,       Vice  President  and Senior  Counsel of the  Manager  (since
Assistant Secretary     July 1999);  formerly a Vice President and Associate Counsel
since 2001              of the Manager (September  1995-July 1999). An officer of 82
Age: 45                 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Katherine P. Feld,      Vice  President and Senior  Counsel (since July 1999) of the
Assistant Secretary     Manager;    Vice    President    (since    June   1990)   of
since 2001              OppenheimerFunds    Distributor,    Inc.;   Director,   Vice
Age: 44                 President  and  Assistant  Secretary  (since  June  1999) of
                        Centennial  Asset  Management  Corporation;  Vice  President
                        (since 1997) of  Oppenheimer  Real Asset  Management,  Inc.;
                        formerly  Vice  President  and  Associate   Counsel  of  the
                        Manager (June  1990-July  1999). An officer of 85 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Kathleen T. Ives,       Vice  President and Assistant  Counsel  (since June 1998) of
Assistant Secretary     the    Manager;    Vice    President    (since    1999)   of
since 2001              OppenheimerFunds  Distributor,   Inc.;  Vice  President  and
Age: 36                 Assistant  Secretary  (since 1999) of Shareholder  Services,
                        Inc.;   Assistant   Secretary   (since   December  2001)  of
                        OppenheimerFunds  Legacy Program and  Shareholder  Financial
                        Services,   Inc.;  formerly  Assistant  Vice  President  and
                        Assistant  Counsel of the Manager (August  1997-June  1998);
                        Assistant Counsel of the Manager (August  1994-August 1997).
                        An officer of 85 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------

|X|   Remuneration of Trustees. The officers of the Fund and one of the
Trustees of the Fund (Mr. Murphy) who are affiliated with the Manager receive no salary or fee from the Fund. The remaining Trustees of the Fund received the compensation shown below from the Fund with respect to the Fund's fiscal year ended September 30, 2002. The compensation from all of the Board I Funds
(including the Fund) represents compensation received as a director, trustee or member of a committee of the Board of those Funds during the calendar year
2001.

-------------------------------------------------------------------------------------
  Trustee Name and     As of Fiscal Year Ended   As of Calendar Year Ended December
     Other Fund
     Position(s)
   (as applicable)             9/30/02                        31, 2001
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                        Aggregate    Retirement  Estimated Annual   Total
                                                                         Compensation
                                                                         From    All
                                                                         Board     I
                                                                         Funds   For
                                      Benefits      Retirement           Which
                                     Accrued as  Benefits Paid at        Individual
                                      Part of     Retirement from        Serves   As
                      Compensation      Fund     all Board I Funds       Trustee/Director
                       from Fund1     Expenses     (33 Funds) 2       (33 Funds)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      Leon Levy          $2,861          $0          $133,352          $173,700
Chairman
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
   Robert G. Galli       $1,742        $2,451        $55,6782          $202,8863
Study Committee
Member
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Phillip Griffiths         $9044         $584          $10,256           $54,889
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
  Benjamin Lipstein      $2,473         $787         $115,270          $150,152
Study Committee
Chairman, Audit
Committee Member
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Joel W. Motley6            $0            $0             $0                $0
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Elizabeth B. Moynihan    $1,742        $2,978         $57,086          $105,760
Study Committee
Member
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
 Kenneth A. Randall      $1,598         $625          $74,471           $97,012
Audit Committee
Chairman
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
   Edward V. Regan       $1,581        $1,569         $46,313           $95,960
Proxy Committee
Chairman, Audit
Committee Member
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Russell S. Reynolds,     $1,182        $1,738         $48,991           $71,792
Jr.
Proxy Committee
Member
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Donald Spiro             $1,055         $718          $9,396            $64,080
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
 Clayton K. Yeutter      $1,1825       $1,623         $36,372           $71,792
Proxy Committee
Member
-------------------------------------------------------------------------------------
1.    Aggregate   compensation  from  the  Fund  includes  fees  and  deferred compensation, if any.
2.    Estimated  annual  retirement  benefits paid at retirement is based on a straight  life  payment  plan  election.  The  amount for Mr.  Galli  includes
   $24,989  for serving as a trustee or  director  of 10  Oppenheimer  funds that are not Board I Funds.
3.    Includes  $97,126 for Mr. Galli for serving as trustee or director of 10
   Oppenheimer funds that are not Board I Funds.
4.    Aggregate  compensation  from  the Fund  includes  $904  deferred  under
   Deferred Compensation Plan described below.
5.    Aggregate  compensation  from  the Fund  includes  $296  deferred  under
   Deferred Compensation Plan described below.
6.    Elected to the Board on October 10, 2002 and  therefore  did not receive any compensation.

|X|   Retirement  Plan for  Trustee.  The Fund ahs adopted a  retirement  plan that  provides for payments to retired  Trustees.  Payments are up to
         80% of the average  compensation  paid during a Trustee's  five years of service in which the highest  compensation was received. A Trustee must  serve as  trustee  for any of the Board I funds for at least 15 years  to  be  eligible  for  the  maximum  payment.  Each  Trustee's retirement  benefits  will  depend  on the  amount  of the  Trustee's future compensation and length of service.

|X|   Deferred  Compensation  Plan for  Trustees.  The Board of  Trustees  has
         adopted a Deferred Compensation Plan for disinterested  trustees that enables  them to elect to defer  receipt  of all or a portion  of the annual  fees they are  entitled to receive  from the Fund.  Under the
         plan,  the  compensation   deferred  by  a  Trustee  is  periodically
         adjusted as though an  equivalent  amount had been invested in shares of one or  more  Oppenheimer  funds  selected  by  the  Trustee.  The amount paid to the Trustee  under the plan will be  determined  based upon the performance of the selected funds.

      Deferral of  Trustees'  fees under the plan will not  materially  affect the Fund's  assets,  liabilities  or net  income per share.  The plan will not obligate  the  Fund  to  retain  the  services  of any  Trustee  or to pay any particular  level of compensation to any Trustee.  Pursuant to an Order issued by the  Securities and Exchange  Commission,  the Fund may invest in the funds selected by the Trustee  under the plan without  shareholder  approval for the limited  purpose  of  determining  the  value of the  Trustee's  deferred  fee account.

|X|   Major  Shareholders.  As of October 29, 2002, the only persons who owned of record  or who were  known by the Fund to own  beneficially  5% or more of the  Fund's  outstanding  Class A,  Class B or Class C shares were:

 MLPF&S for the sole benefit of its customers Attn:  Admin # 97A90,  4800 Deer
      Lake Drive  East,  Floor 3,  Jacksonville,  FL  32246-6484,  which owned
      274,220.10  Class B  shares,  representing  8.71% of the  Class B shares then outstanding;

 Smith Barney House Acct Attn:  Cindy  Tempesta,  333 West 34th Street,  Floor
      7, New York,  NY  10001-2483,  which  owned  269,004.29  Class B shares, representing 8.55% of the Class B shares then outstanding;

      MLPF&S for the sole benefit of its  customers  Attn:  Fund Admin #97HF4,
      4800 Deer Lake Drive East, Floor 3, Jacksonville,  FL 32246-6484,  which owned  97,974.04  Class C  shares,  representing  11.66%  of the Class C shares then outstanding; and

 Smith Barney House Acct,  Attn: Cindy Tempesta,  333 West 34th Street,  Floor
 7,  New  York,  NY  10001-2483,   which  owned   51,939.62  Class  C  shares,
 representing 6.18% of the Class C shares then outstanding.

The Manager.  The Manager is wholly-owned by Oppenheimer  Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.

|X|   Code of Ethics.  The Fund, the Manager and the  Distributor  have a Code of Ethics.  It is designed to detect and prevent improper  personal trading by certain employees,  including portfolio  managers,  that would compete with or take advantage of the Fund's portfolio  transactions.  Covered persons include persons with knowledge of the  investments  and  investment  intentions of the
Fund and other funds  advised by the  Manager.  The Code of Ethics does permit personnel  subject to the Code to invest in securities,  including  securities that  may  be  purchased  or  held  by  the  Fund,  subject  to  a  number  of restrictions  and  controls.  Compliance  with the Code of Ethics is carefully monitored and enforced by the Manager.

         The  Code  of  Ethics  is  an  exhibit  to  the  Fund's  registration statement  filed with the  Securities  and  Exchange  Commission  and can be reviewed and copied at the SEC's Public  Reference Room in Washington,  D.C.
  You can  obtain  information  about the  hours of  operation  of the  Public
  Reference Room by calling the SEC at 1.202.942.8090.  The Code of Ethics can also be viewed as part of the  Fund's  registration  statement  on the SEC's
  EDGAR database at the SEC's Internet website at  http://www.sec.gov.  Copies may be obtained,  after paying a duplicating  fee, by electronic  request at the  following  E-mail  address:  publicinfo@sec.gov.,  or by writing to the
  SEC's Public Reference Section, Washington, D.C. 20549-0102.

|X|   The  Investment  Advisory  Agreement.  The Manager  provides  investment advisory  and  management  services to the Fund under an  investment  advisory agreement  between the Manager and the Fund.  The Manager  selects  securities for the Fund's  portfolio and handles its day-to day business.  The investment advisory agreement requires the Manager,  at its expense,  to provide the Fund with adequate  office space,  facilities and  equipment.  It also requires the
Manager to provide and supervise  the  activities  of all  administrative  and clerical personnel required to provide effective corporate  administration for the Fund.  Those  responsibilities  include the compilation and maintenance of records with respect to the Fund's  operations,  the preparation and filing of specified  reports,  and the composition of proxy  materials and  registration statements for continuous public sale of shares of the Fund.

      The Fund pays  expenses not  expressly  assumed by the Manager under the advisory  agreement.  The  investment  advisory  agreement  lists  examples of expenses paid by the Fund.  The major  categories  relate to interest,  taxes, fees to disinterested Trustees,  legal and audit expenses,  custodian bank and
transfer  agent  expenses,   share  issuance  costs,   certain   printing  and
registration  costs,  brokerage  commissions,   and  non-recurring   expenses,
including  litigation  cost.  The  management  fees  paid  by the  Fund to the
Manager are  calculated at the rates  described in the  Prospectus,  which are applied to the assets of the Fund as a whole.  The fees are  allocated to each class of shares  based upon the relative  proportion  of the Fund's net assets represented  by that  class.  The  management  fees  paid  by the  Fund to the
Manager during its last three fiscal years are listed below.

----------------------------------------------------------------------------
 Fiscal Year Ended 9/30     Management Fee Paid to OppenheimerFunds, Inc.
----------------------------------------------------------------------------
----------------------------------------------------------------------------
          2000                               $3,186,686
----------------------------------------------------------------------------
----------------------------------------------------------------------------
          2001                               $3,114,056
----------------------------------------------------------------------------
----------------------------------------------------------------------------
          2002                               $3,095,247
----------------------------------------------------------------------------

      The investment  advisory agreement states that in the absence of willful misfeasance,  bad faith, gross negligence in the performance of its duties, or reckless  disregard  for its  obligations  and  duties  under  the  investment advisory  agreement,  the Manager is not liable for any loss the Fund sustains for any investment,  adoption of any investment policy, or the purchase,  sale or  retention of any  security.  The  agreement  permits the Manager to act as investment  adviser for any other person,  firm or corporation  and to use the name "Oppenheimer" in connection with other investment  companies for which it may act as  investment  adviser or general  distributor.  If the Manager shall no longer act as investment  adviser to the Fund, the Manager may withdraw the
Fund's right to use the name "Oppenheimer" as part of its name.

|X|   Annual Approval of Investment Advisory Agreement. Each year, the Board of Trustees, including a majority of the Independent Trustees, is required to approve the renewal of the investment advisory agreement. The Investment
Company Act requires that the Board request and evaluate and the Manager provide such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.  The board employs an independent consultant to prepare a report that provides such information as the Board requests for this purpose.

      The Board also receives information about the 12b-1 distribution fees the Fund pays.  These distribution fees are reviewed and approved at a different time of the year.

      The Board reviewed the foregoing information in arriving at its decision to renew the investment advisory agreement.  Among other factors, the Board considered:
o     The nature, cost, and quality of the services provided to the Fund and its shareholders;
o     The profitability of the Fund to the Manager;
o     The investment performance of the Fund in comparison to regular market indices;
o     Economies of scale that may be available to the Fund from the Manager;
o     Fees paid by other mutual funds for similar services;
o     The value and quality of any other benefits or services received by the
   Fund from its relationship with the Manager; and
o     The direct and indirect benefits the Manager received from its relationship with the Fund.  These included services provided by the
   General Distributor and the Transfer Agent, and brokerage and soft dollar arrangements permissible under Section 28(e) of the Securities Exchange
   Act.

      The Board considered that the Manager must be able to pay and retain high quality personnel at competitive rates to provide services to the Fund.
The Board also considered that maintaining the financial viability of the
Manager is important so that the Manager will be able to continue to provide quality services to the Fund and its shareholders in adverse times.  The
Board also considered the investment performance of other mutual funds advised by the Manager. The Board is aware that there are alternatives to the use of the Manager.

      These matters were also considered by the Independent Trustees, meeting separately from the full Board with experienced Counsel to the Fund who assisted the Board in its deliberations.  The Fund's Counsel is independent of the Manager within the meaning and intent of the SEC Rules regarding the independence of counsel.

      In arriving at a decision, the Board did not single out any one factor or group of factors as being more important than other factors, but considered all factors together.  The Board judged the terms and conditions of the investment advisory agreement, including the investment advisory fee, in light of all of the surrounding circumstances.

Brokerage Policies of the Fund

Brokerage  Provisions of the Investment Advisory Agreement.  One of the duties of the Manager  under the  investment  advisory  agreement  is to buy and sell portfolio  securities for the Fund. The investment  advisory  agreement allows
the   Manager  to  use   broker-dealers   to  effect   the  Fund's   portfolio
transactions.   Under  the   agreement,   the   Manager   may   employ   those
broker-dealers  (including  "affiliated"  brokers,  as that term is defined in the  Investment  Company Act) that,  the Manager  thinks in its best  judgment based on all relevant factors,  will implement the Fund's policy to obtain, at reasonable  expense,  the "best  execution" of portfolio  transactions.  "Best execution"  refers to prompt  and  reliable  execution  at the most  favorable price obtainable.  The Manager need not seek competitive  commission  bidding.
However,  the  Manager is expected to  minimize  the  commissions  paid to the extent  consistent  with the interest and policies of the Fund as  established by its Board of Trustees.

      Under the investment advisory agreement,  the Manager may select brokers that provide  brokerage and/or research services for the Fund and/or the other
accounts   over  which  the  Manager  or  its   affiliates   have   investment
discretion.  The  commissions  paid to such brokers may be higher than another
qualified   broker  would   charge,   if  the  Manager   makes  a  good  faith
determination  that the  commission is fair and  reasonable in relation to the services  provided.  Subject  to those  other  considerations,  as a factor in selecting brokers for the Fund's portfolio transactions,  the Manager may also consider sales of shares of the Fund and other  investment  companies  managed by the Manager or its affiliates.

Brokerage  Practices Followed by the Manager.  The Manager allocates brokerage for the Fund subject to the  provisions of the investment  advisory  agreement and  the  procedures  and  rules  described  above.  Generally  the  Manager's portfolio traders allocate brokerage upon  recommendations  from the Manager's portfolio  managers.  In certain  instances,  portfolio  managers may directly place trades and allocate  brokerage.  In either case, the Manager's executive officers supervise the allocation of brokerage.

      Most   securities   purchases   made  by  the  Fund  are  in   principal
transactions  at net prices.  The Fund usually deals directly with the selling or  purchasing  principal or market maker  without  incurring  charges for the services  of a broker on its  behalf  unless  the  Manager  determines  that a better price or  execution  may be obtained by using the services of a broker.
Therefore,  the Fund does not incur  substantial  brokerage  costs.  Portfolio securities  purchased  from  underwriters  include a commission  or concession paid by the issuer to the underwriter in the price of the security.  Portfolio securities  purchased from dealers  include a spread between the bid and asked price.

      The  Fund  seeks  to  obtain  prompt  execution  of  orders  at the most favorable net prices. In an option  transaction,  the Fund ordinarily uses the same broker for the purchase or sale of the option and any  transaction in the investment to which the option relates.

      Other  funds  advised by the  Manager  have  investment  objectives  and policies  similar to those of the Fund.  Those  other  funds may  purchase  or sell the same  securities  as the Fund at the  same  time as the  Fund,  which could  affect the  supply  and price of the  securities.  When  possible,  the
Manager  tries to  combine  concurrent  orders  to  purchase  or sell the same security  by more  than one of the  accounts  managed  by the  Manager  or its affiliates.  The  transactions  under those combined orders are averaged as to price and  allocated in accordance  with the purchase or sale orders  actually placed for each account.

      The  investment  advisory  agreement  permits  the  Manager to  allocate
brokerage  for  research  services.   The  research  services  provided  by  a
particular  broker may be useful only to one or more of the advisory  accounts of the  Manager  and  its  affiliates.  Investment  research  received  by the
Manager for the  commissions  paid by those other  accounts may be useful both to the  Fund  and one or  more of the  Manager's  other  accounts.  Investment research  services  may be  supplied  to the  Manager by a third  party at the instance of a broker  through  which  trades are placed.  Investment  research
services  include  information  and  analysis  on  particular   companies  and
industries  as well as market  or  economic  trends  and  portfolio  strategy, market quotations for portfolio  evaluations,  information  systems,  computer hardware  and  similar  products  and  services.  If a research  service  also assists the Manager in a  non-research  capacity (such as bookkeeping or other
administrative  functions),   then  only  the  percentage  or  component  that
provides assistance to the Manager in the investment  decision-making  process may be paid in commission dollars.

      The Board  permits the Manager to use stated  commissions  on  secondary fixed-income  agency trades to obtain research if the broker represents to the
Manager  that:  (i) the trade is not from or for the broker's  own  inventory,
(ii) the trade was  executed  by the  broker on an agency  basis at the stated
commission,  and (iii) the trade is not a riskless principal transaction.  The
Board of  Trustees  permits  the  Manager to use  commissions  on  fixed-price offerings to obtain  research,  in the same manner as is permitted  for agency transactions.

      The  research  services  provided  by  brokers  broaden  the  scope  and supplement  the research  activities of the Manager.  That  research  provides additional  views and comparisons for  consideration  and helps the Manager to obtain market  information  for the  valuation of  securities  that are either held in the  Fund's  portfolio  or are  being  considered  for  purchase.  The
Manager  provides  information to the Board of the Fund about the  commissions paid to brokers  furnishing  research  services,  together  with the Manager's representation  that the amount of such commissions was reasonably  related to the value or benefit of such services.

-------------------------------------------------------------------------------
 Fiscal Year Ended 9/30:      Total Brokerage Commissions Paid by the Fund1
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
           2000                                $3,186,686
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
           2001                                $3,114,056
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
           2002                                  $68,096
-------------------------------------------------------------------------------

1.   Amounts  do  not  include   spreads  or   commissions   on   principal
transactions on a net trade basis.
2. In the fiscal year ended 9/30/02, there were no transactions directed to brokers for research services, and the amount of the commissions paid to broker-dealers for those services was $0.

Distribution and Service Plans

The  Distributor.  Under its General  Distributor's  Agreement  with the Fund, the  Distributor  whose primary  address is P.O. Box 5270,  Denver,  CO 80217, acts as the Fund's principal  underwriter in the continuous public offering of the  different  classes  of  shares  of the Fund.  The  Distributor  bears the expenses normally  attributable to sales,  including  advertising and the cost of printing and mailing  prospectuses,  other than those furnished to existing shareholders.  The  Distributor is not obligated to sell a specific  number of
shares.   Expenses   normally   attributable   to  sales   are  borne  by  the
Distributor.

      The  sales  charges  and  concessions  paid  to,  or  retained  by,  the
Distributor  from the sale of shares  during  the  Fund's  three  most  recent fiscal  years,  and the  contingent  deferred  sales  charges  retained by the
Distributor  on the  redemption  of shares  for the three most  recent  fiscal years are shown in the table below:

 ------------------------------------------------------------------------------
 Fiscal   Aggregate     Class A       Concessions   Concessions  Concessions
          Front-End     Front-End
          Sales         Sales         on Class A    on Class B   on Class C
 Year     Charges on    Charges       Shares        Shares       Shares
 Ended    Class A       Retained by   Advanced by   Advanced by  Advanced by
 9/30:    Shares        Distributor2  Distributor1  Distributor1 Distributor1
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
   2000     $335,490       $68,368       $1,081       $164,076      $15,900
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
   2001     $486,206      $102,243       $23,462      $320,311      $27,439
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
   2002     $518,402      $112,880       $2,026       $281,132      $26,138
 ------------------------------------------------------------------------------
1.    The  Distributor  advances  concession  payments  to dealers for certain sales of Class A shares  and for sales of Class B and  Class C shares  from its own resources at the time of sale.
2.    Includes amounts  retained by a broker-dealer  that is an affiliate or a parent of the distributor.

 ------------------------------------------------------------------------------
    Fiscal Year      Class A Contingent   Class B Contingent      Class C
                                          ------------------    Contingent
                                            Deferred Sales    Deferred Sales
                       Deferred Sales      Charges Retained  Charges Retained
                     Charges Retained by          by                by
    Ended 9/30:          Distributor         Distributor        Distributor
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
        2000                 $0                $205,228           $4,610
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
        2001                $311               $88,638            $1,674
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
        2002                 $0                $109,114           $1,825
 ------------------------------------------------------------------------------

Distribution  and Service  Plans.  The Fund has adopted a Service Plan for its
Class A shares and  Distribution and Service Plans for its Class B and Class C
shares under Rule 12b-1 of the Investment  Company Act. Under those plans, the
Fund makes  payments to the  Distributor in connection  with the  distribution and/or servicing of the shares of the particular class.

      Under the plans,  the Manager and the  Distributor  may make payments to affiliates and in their sole discretion,  from time to time, may use their own resources  (at no  direct  cost to the  Fund)  to make  payments  to  brokers, dealers or other financial  institutions for  distribution and  administrative services  they  perform.  The Manager may use profits from the advisory fee it receives  from the Fund.  The  Distributor  and the Manager may, in their sole discretion,  increase  or decrease  the amount of  payments  they make to plan recipients from their own resources.

      Unless a plan is terminated as described  below,  the plan  continues in effect from year to year,  but only if the Fund's  Board of  Trustees  and its
Independent  Trustees  specifically  vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting  called for the purpose of voting on  continuing  the plan.  A plan may be  terminated  at any time by the  vote of a  majority  of the  Independent  Trustees  or by the vote of the holders of a  "majority"  (as defined in the  Investment  Company  Act) of the outstanding shares of that class.

      The  Board  and the  Independent  Trustees  must  approve  all  material amendments  to a plan.  An  amendment  to  increase  materially  the amount of payments  to be made under the plan must be approved  by  shareholders  of the class  affected  by  the  amendment.  Because  Class  B  shares  automatically convert  into  Class A shares  after six (6) years,  the Fund must  obtain the approval  of both Class A and Class B  shareholders  for an  amendment  to the
Class A plan that would  materially  increase the amount to be paid under that plan.

      While the plans are in effect,  the  Treasurer of the Fund shall provide separate  written  reports on the plans to the  Fund's  Board of  Trustees  at least  quarterly  for its review.  The reports  shall detail the amount of all payments  made under a plan,  the purpose for which the payments were made and
the identity of each  recipient  of a payment.   The report on the Class B and
Class C plans shall also include the Distributor's  distribution costs for the quarter.  Those  reports  are  subject  to  the  review  and  approval  of the
Independent Trustees in the exercise of their fiduciary duty.

      Each  plan  states  that  while  it  is  in  effect,  the  selection  or replacement  and  nomination  of  those  Trustees  of the  Fund  who  are  not
"interested  persons"  of the  Fund  is  committed  to the  discretion  of the
Independent  Trustees.  This  provision  does not prevent the  involvement  of others in the selection and  nomination  process as long as the final decision as to selection  or  nomination  is approved by a majority of the  Independent
Trustees.

      Under the plans for a class,  no payment  will be made to any  recipient in any  quarter in which the  aggregate  net asset value of all Fund shares of that class held by the recipient for itself and its customers  does not exceed a minimum  amount,  if any, that may be set from time to time by a majority of the Fund's  Independent  Trustees.  Initially,  the Board of Trustees  has set
the fees at the maximum  rate  allowed  under the plans and has set no minimum asset amount needed to qualify for payments.

|X|   Class A Service Plan.  Under the Class A service plan,  the  Distributor currently uses the fees it receives from the Fund to pay brokers,  dealers and other  financial  institutions  (they are  referred  to as  "recipients")  for personal  services  and account  maintenance  services  they provide for their customers  who hold  Class A  shares.  The  services  include,  among  others, answering  customer  inquiries about the Fund,  assisting in establishing  and
maintaining   accounts  in  the  Fund,  making  the  Fund's  investment  plans available  and  providing  other  services  at the  request of the Fund or the
Distributor.  The Distributor  makes payments to plan recipients  quarterly at an annual rate not to exceed  0.25% of the average  annual net assets of Class
A shares held in accounts of the service providers or their customers.

      For the fiscal year ended  September 30, 2002,  payments  under the Plan for Class A shares  totaled  $1,230,434  which was paid by the  Distributor to recipients.  That  included  $19,916 to an affiliate of the  Distributor.  Any unreimbursed  expenses the  Distributor  incurs with respect to Class A shares
for  any  fiscal  year  may  not  be  recovered  in  subsequent   years.   The
Distributor  may not use payments  received  under the Class A plan to pay any of  its  interest  expenses,  carrying  charges,  other  financial  costs,  or allocation of overhead.

|X|   Class B and Class C Service  and  Distribution  Plans.  Under each plan, service  fees and  distribution  fees are  computed  on the average of the net asset value of shares in the respective  class,  determined as of the close of each  regular  business  day during the period.  The Class B and Class C plans provide for the  Distributor  to be  compensated  at a flat rate,  whether the
Distributor's  distribution expenses are more or less than the amounts paid by the Fund  under the plans  during  that  period.  The types of  services  that recipients  provide are  similar to the  services  provided  under the Class A service plan described above.  When Class B or Class C shares are sold without
the  designation  of  a   broker-dealer,   the  Distributor  is  automatically
designated as the  broker-dealer  of record.  In those cases,  the Distributor retains  the  service  fee and  asset-based  sales  charge paid on Class B and
Class C shares.

      The Class B and Class C plans permit the  Distributor to retain both the asset-based  sales charges and the service fee on shares or to pay  recipients the service fee on a quarterly  basis,  without  payment in advance.  However, the Distributor  presently  intends to pay recipients the service fee on Class
B  and  Class  C  shares  in  advance  for  the  first  year  the  shares  are outstanding.  After the first year  shares are  outstanding,  the  Distributor makes service fee payments quarterly on those shares. The
advance  payment  is  based on the net  asset  value of  shares  sold.  Shares purchased by exchange do not qualify for an advance  service fee  payment.  If
Class B or Class C shares are  redeemed  during  the first  year  after  their purchase,  the recipient of the service fees on those shares will be obligated to repay the  Distributor  a pro rata  portion of the advance  payment made on those shares.

      The  Distributor  retains  the  asset-based  sales  charge  on  Class  B shares.  The  Distributor  retains  the  asset-based  sales  charge on Class C shares  during  the  first  year  the  shares  are  outstanding.  It pays  the asset-based sales charge as an ongoing  concession to the recipient on Class C shares  outstanding  for a year or more.  If a dealer has a special  agreement with the  Distributor,  the  Distributor  will pay the Class B and/or  Class C service fees and the asset-based  sales charge to the dealer quarterly in lieu of paying the sales  concessions  and  service  fees in advance at the time of purchase.

      The  asset-based  sales  charge  on Class B and  Class C  shares  allows investors to buy shares  without a front-end  sales charge while  allowing the
Distributor to compensate  dealers that sell those shares.  The  Distributor's actual  expenses  in  selling  Class B and Class C shares may be more than the payments it receives  from  contingent  deferred  sales  charges  collected on redeemed  shares  and  from the  Fund  under  the  plans.  The  Fund  pays the asset-based  sales  charge to the  Distributor  for its  services  rendered in distributing  Class  B and  Class  C  shares.  The  payments  are  made to the
Distributor in recognition that the Distributor:
o     pays sales concessions to authorized  brokers and dealers at the time of sale and pays service fees as described in the Prospectus,
o     may  finance  payment of sales  concessions  and/or  the  advance of the service  fee payment to  recipients  under the plans,  or may provide  such financing from its own resources or from the resources of an affiliate,
o     employs personnel to support distribution of shares,
o     bears  the  costs  of sales  literature,  advertising  and  prospectuses
         (other than those furnished to current  shareholders) and state "blue sky" registration fees and certain other distribution expenses,
o     may not be able to adequately  compensate  dealers that sell Class B and
         Class  C  shares  without  receiving  payment  under  the  plans  and therefore  may not be able to offer such  Classes for sale absent the plans,
o     receives  payments under the plans  consistent with the service fees and asset-based  sales charges paid by other  non-proprietary  funds that charge 12b-1 fees,
o     may use the  payments  under  the plan to  include  the Fund in  various third-party  distribution  programs  that may increase  sales of Fund shares,
o     may  experience  increased  difficulty  selling  the  Fund's  shares  if payments  under the plan are  discontinued  because  most  competitor
         funds  have  plans  that  pay  dealers  for  rendering   distribution
         services  as much or more than the  amounts  currently  being paid by the Fund, and
o     may not be able to continue providing,  at the same or at a lesser cost, the same quality  distributions  sales efforts and  services,  or to obtain such  services  from brokers and dealers,  if the plan  payments were to be discontinued.

      If either  the Class B or Class C plan is  terminated  by the Fund,  the
Board of Trustees may allow the Fund to continue  payments of the  asset-based sales charge to the  Distributor for  distributing  shares before the plan was terminated.  The Class B and  Class C plans  allow  for the  carry-forward  of distribution  expenses,  to be  recovered  from asset based  sales  charges in subsequent fiscal periods.

 -------------------------------------------------------------------------------
   Distribution Fees Paid to the Distributor in the Fiscal Year Ended 9/30/02
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 Class:            Total     Amount Retained   Distributor's    Distributor's
                                                 Aggregate       Unreimbursed
                                                Unreimbursed    Expenses as %
                 Payments                      Expenses Under   of Net Assets
                Under Plan    by Distributor        Plan           of Class
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 Class B Plan
                 $420,366        $332,690        $1,559,737         3.81%
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 Class C Plan
                 $ 91,764        $29,737          $166,912          1.57%
 -------------------------------------------------------------------------------

      All  payments  under the Class B and  Class C plans are  subject  to the limitations  imposed  by the  Conduct  Rules of the  National  Association  of
Securities Dealers,  Inc. on payments of asset-based sales charges and service fees.

Performance of the Fund

Explanation  of Performance  Terminology.  The Fund uses a variety of terms to
illustrate  its  performance.   These  terms  include   "standardized  yield,"
"tax-equivalent  yield,"  "dividend  yield,"  "average  annual total  return,"
"cumulative  total return,"  "average  annual total return at net asset value"
and "total return at net asset value." An  explanation of how yields and total returns are  calculated  is set forth below.  The charts below show the Fund's performance  as of its most  recent  fiscal year end.  You can obtain  current
performance   information   by   calling   the   Fund's   Transfer   Agent  at
1.800.225.5677  or  by  visiting  the  OppenheimerFunds  Internet  website  at
www.oppenheimerfunds.com.

      The Fund's  illustrations of its performance data in advertisements must comply  with rules of the  Securities  and  Exchange  Commission.  Those rules describe  the types of  performance  data that may be used and how it is to be calculated.  In general, any advertisement by the Fund of its performance data must include the average  annual  total  returns for the  advertised  class of shares  of the Fund.  Those  returns  must be shown  for the 1, 5 and  10-year periods  (or the life of the class,  if less)  ending as of the most  recently ended calendar quarter prior to the publication of the  advertisement  (or its submission  for  publication).  Certain  types of  yields  may also be  shown, provided  that they are  accompanied  by  standardized  average  annual  total returns.

      Use of  standarized  performance  calculations  enables an  investor  to compare the Fund's  performance to the performance of other funds for the same periods.  However,  a number of factors should be considered  before using the
Fund's   performance   information  as  a  basis  for  comparison  with  other
investments:

o     Yields and total  returns  measure  the  performance  of a  hypothetical account in the Fund over various  periods and do not show the  performance  of each  shareholder's  account.  Your account's  performance  will vary from the model  performance  data if your dividends are received in cash, or you buy or sell shares during the period,  or you bought your shares at a different  time and price than the shares used in the model.
o     The Fund's  performance  returns  may not reflect the effect of taxes on dividends and capital gains distributions.
o     An  investment  in the  Fund is not  insured  by the  FDIC or any  other government agency.
o     The  principal  value of the  Fund's  shares,  and its  yields and total returns are not guaranteed and normally will fluctuate on a daily basis.
o     When an investor's  shares are redeemed,  they may be worth more or less than their original cost.
o     Yields and total returns for any given past period represent  historical performance  information  and  are  not,  and  should  not  be  considered,  a prediction of future yields or returns.

      The  performance  of each class of shares is shown  separately,  because the  performance  of each class of shares will usually be  different.  That is because of the different  kinds of expenses  each class bears.  The yields and total  returns  of each  class of  shares of the Fund are  affected  by market conditions,  the  quality of the Fund's  investments,  the  maturity  of those investments,  the  types of  investments  the Fund  holds,  and its  operating expenses that are allocated to the particular class.

|X|   Yields.  The Fund uses a variety of different  yields to illustrate  its current  returns.  Each  class of shares  calculates  its yield  separately because of the different expenses that affect each class.

|_|   Standardized  Yield. The  "standardized  yield"  (sometimes  referred to just as "yield")  is shown for a class of shares for a stated  thirty (30) day period.  It is  not  based  on  actual  distributions  paid  by  the  Fund  to shareholders in the thirty (30) day period,  but is a hypothetical yield based upon the net investment income from the Fund's portfolio  investments for that period.  It may therefore  differ from the "dividend yield" for the same class of shares, described below.

      Standardized  yield is calculated using the following  formula set forth in rules  adopted by the  Securities  and  Exchange  Commission,  designed  to assure uniformity in the way that all funds calculate their yields:

                        STANDARDIZED YIELD = 2 (A - B + 1)-1
                                                -----
                                                  CD
      The symbols above represent the following factors:
      a =  dividends and interest earned during the thirty (30) day period.
      b =  expenses accrued for the period (net of any expense assumptions).
      c =  the  average  daily  number  of shares  of that  class  outstanding during the thirty  (30) day period  that were  entitled  to receive dividends.
      d =  the maximum  offering price per share of that class on the last day of the period, adjusted for undistributed net investment income.

      The  standardized  yield for a  particular  thirty  (30) day  period may differ  from the yield for other  periods.  The SEC formula  assumes  that the standardized  yield for a thirty (30) day period occurs at a constant rate for a six (6)  month  period  and is  annualized  at the end of the six (6)  month period.  Additionally,  because  each class of shares is subject to  different expenses,  it is likely that the standardized  yields of the Fund's classes of shares will differ for any thirty (30) day period.

|_|   Dividend  Yield.  The Fund may quote a  "dividend  yield" for each class of its shares.  Dividend  yield is based on the  dividends  paid on a class of shares during the actual dividend  period.  To calculate  dividend yield,  the dividends of a class declared during a stated period are added  together,  and the sum is  multiplied  by 12 (to  annualize  the  yield)  and  divided by the maximum  offering  price on the last day of the dividend  period.  The formula is shown below:

             Dividend Yield = Dividends paid during monthly period x 12
                              Maximum Offering Price (Payment date).

            The  maximum  offering  price  for  Class A  shares  includes  the current maximum initial sales charge.  The maximum  offering price for Class B and Class C shares is the net asset value per share,  without  considering the effect of contingent  deferred sales  charges.  The Class A dividend yield may also be quoted without deducting the maximum initial sales charge.

|_|   Tax-Equivalent  Yield. The  "tax-equivalent  yield" of a class of shares is the equivalent  yield that would have to be earned on a taxable  investment to achieve the  after-tax  results  represented  by the Fund's  tax-equivalent yield. It adjusts the Fund's  standardized  yield,  as calculated  above, by a stated  federal tax rate.  Using  different  tax rates to show  different  tax
equivalent   yields  shows   investors  in  different  tax  brackets  the  tax
equivalent yield of the Fund based on their own tax bracket.

      The  tax-equivalent  yield is based on a thirty (30) day period,  and is computed by dividing the  tax-exempt  portion of the Fund's  current yield (as calculated  above) by one minus a stated income tax rate.  The result is added to the portion (if any) of the Fund's current yield that is not tax-exempt.

The  tax-equivalent  yield  may be used to  compare  the tax  effects  of income derived from the Fund with income from taxable investments at the tax rates stated.  Your tax bracket is  determined  by your federal and state taxable income  (the net  amount  subject  to  federal  and state  income tax after deductions and exemptions). The tax-equivalent yield table assumes that the investor is taxed at the highest bracket, regardless of whether a switch to non-taxable investments would cause a lower bracket to apply.

-----------------------------------------------------------------------------
           The Fund's Yields for the 30-Day Periods Ended 9/30/02
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Class of   Standardized  Dividend Yield  Tax-Equivalent    Tax-Equivalent
                                         Yield (43.27%      Yield (45.49%
                                            Combined      Combined Federal,
Shares        Yield                       Federal/New     State & City Tax
                                            York Tax          Bracket)
                                            Bracket)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
          WithoutAfter   Without After  WithoutAfter
                                                         Without
                                                         Sales     After
          Sales  Sales   Sales   Sales  Sales  Sales      Charge   Sales
          Charge Charge  Charge  Charge Charge  Charge              Charge
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Class A   4.93%   4.69%   5.39%  5.14%  8.69%    8.27%     9.04%     8.60%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Class B   4.17%    N/A    4.65%   N/A   7.35%     N/A      7.65%      N/A
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Class C   4.16%    N/A    4.64%   N/A   7.33%     N/A      7.65%      N/A
-----------------------------------------------------------------------------

|X|   Total Return  Information.  There are different types of "total returns"
         to measure  the  Fund's  performance.  Total  return is the change in value of a  hypothetical  investment in the Fund over a given period, assuming  that all  dividends  and capital  gains  distributions  are reinvested in additional  shares and that the  investment is redeemed at the end of the period.  Because of  differences  in  expenses  for
         each  class  of  shares,   the  total  returns  for  each  class  are
         separately measured.  The cumulative total return measures the change in value over the entire  period (for  example,  ten (10) years).  An average  annual  total  return  shows the average  rate of return for each year in a period that would produce the cumulative  total return over the entire  period.  However,  average  annual total  returns do
         not   show   actual   year-by-year   performance.   The   Fund   uses
         standardized  calculations for its total returns as prescribed by the
         SEC.  The methodology is discussed below.

      In  calculating  total returns for Class A shares,  the current  maximum sales  charge of 4.75% (as a  percentage  of the  offering  price) is deducted from the initial  investment  ("P")  (unless the return is shown without sales charge,  as described  below).  For Class B shares,  payment of the applicable contingent  deferred  sales  charge is  applied,  depending  on the period for which the return is shown:  5.0% in the first year,  4.0% in the second  year,
3.0% in the third and fourth years,  2.0% in the fifth year, 1.0% in the sixth year and none  thereafter.  For Class C  shares,  the 1%  contingent  deferred sales charge is deducted for returns for the one (1) year period.

|_|   Average Annual Total Return.  The "average  annual total return" of each class is an  average  annual  compounded  rate of  return  for each  year in a specified  number of years.  It is the rate of return  based on the  change in value of a  hypothetical  initial  investment  of $1,000  ("P" in the  formula below) held for a number of years ("n") to achieve an Ending  Redeemable Value
("ERV" in the formula) of that investment, according to the following formula:

                        ERV =1 AVERAGE ANNUAL TOTAL RETURN
                        ------
                          P
|_|   Average Annual Total Return (After Taxes on Distributions). The
"average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes
(calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below)
held for a number of years ("n" in the formula) to achieve an ending value
("ATVD" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

ATVD         - 1=  Average Annual Total Return (After Taxes on Distributions)
----
1/n
  P

|_|   Average Annual Total Return (After Taxes on Distributions and
Redemptions).  The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period.
It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on fund distributions and on the redemption of Fund shares, according to the following formula:

ATVDR    - 1=  Average Annual Total Return (After Taxes on Distributions and Redemptions)
-----
1/n
  P

|_|   Cumulative  Total Return.  The  "cumulative  total  return"  calculation measures the change in value of a  hypothetical  investment  of $1,000 over an entire  period of years.  Its  calculation  uses some of the same  factors  as average annual total return,  but it does not average the rate of return on an annual basis.  Cumulative total return is determined as follows:

                        ERV - P = TOTAL RETURN
                        -------
                           P

|_| Total Returns at Net Asset Value.  From time to time the Fund may also quote a cumulative  or an average  annual  total return "at net asset value"  (without deducting  sales charges) for Class A, Class B or Class C shares.  Each is based on the  difference  in net asset value per share at the beginning and the end of the  period  for a  hypothetical  investment  in that  class of shares  (without considering  front-end  or  contingent  deferred  sales  charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

---------------------------------------------------------------------------------
             The Fund's Total Returns for the Periods Ended 9/30/02
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class of       Cumulative               Average Annual Total Returns
             Total Returns
Shares        (10 years or
             life of class)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                                  1-Year           5-Years          10-Years
                                                                  (or life of
                                                                     class)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
            After    Without After   Without  After    Without  After   Without
            Sales    Sales   Sales   Sales    Sales    Sales    Sales   Sales
             Charge  Charge  Charge   Charge   Charge   Charge  Charge   Charge
             (MOP)    (NAV)   (MOP)   (NAV)    (MOP)    (NAV)    (MOP)   (NAV)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class A     69.24%1  77.66%1  1.07%   6.11%    4.23%    5.24%    5.40%   5.92%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class B     58.11%2  58.11%2  0.22%   5.22%    4.10%    4.44%   4.90%2   4.90%2
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class C     43.28%3  43.28%3  4.22%   5.22%    4.44%    4.44%   5.21%3   5.21%3
---------------------------------------------------------------------------------
1. Inception of Class A:      8/16/84.
2. Inception of Class B:      3/1/93.  Because Class B shares convert to
      Class A shares 72 months after purchase, the life of class return for
      Class B uses Class A performance for the period after conversion.
3. Inception of Class C:      8/29/95.

  -----------------------------------------------------------------------------
         Average Annual Total Returns for Class A Shares1 (After Taxes)
                         For the Periods Ended 9/30/02
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
                               1-Year         5-Years           10-Years
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
  After Taxes on
  Distributions             -------------      4.23%             5.33%
                                1.07%
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
  After Taxes on
  Distributions and         -------------
  Redemption of Fund Shares                    4.38%             5.36%
                                2.65%
  -----------------------------------------------------------------------------
1.    Inception of Class A shares: 8/16/84.

Other Performance  Comparisons.  The Fund compares its performance annually to that of an  appropriate  broadly-based  market  index in its Annual  Report to shareholders.  You can obtain that  information  by  contacting  the  Transfer
Agent  at the  addresses  or  telephone  numbers  shown  on the  cover of this
Statement  of   Additional   Information.   The  Fund  may  also  compare  its
performance to that of other  investments,  including  other mutual funds,  or use rankings of its performance by independent  ranking entities.  Examples of these performance comparisons are set forth below.

|X|   Lipper  Ratings.  From time to time the Fund may  publish  the rating of the performance of its classes of shares by Lipper, Inc.  ("Lipper").
         Lipper is a  widely-recognized  independent  mutual  fund  monitoring service.  Lipper  monitors the  performance  of regulated  investment companies,  including  the Fund,  and  ranks  their  performance  for various  periods  in  categories  based  on  investment  styles.  The performance  of the Fund is ranked by  Lipper  against  all other New
         York  municipal  debt  funds.  The Lipper  performance  rankings  are based on total returns that include the  reinvestment of capital gain distributions  and income  dividends but do not take sales charges or taxes into consideration.  Lipper also publishes "peer-group" indices of  the  performance  of all  mutual  funds  in a  category  that  it monitors and averages of the  performance  of the funds in particular categories.

|X|   Morningstar  Ratings.  From time to time the Fund may  publish  the star rating of the  performance of its classes of shares by  Morningstar,  Inc., an independent  mutual fund monitoring  service.  Morningstar  rates mutual funds in their  specialized  market  sector.  The Fund is rated  among  the municipal New York bond category.

     Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history, Morningstar calculates a Morningstar  Rating(TM)based on a Morningstar  Risk-Adjusted Return measure that accounts for variation in a fund's monthly  performance  (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward  variations  and rewarding  consistent  performance.  The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next
35% receive 3 stars,  the next 22.5% receive 2 stars, and the bottom 10% receive
1 star. (Each share class is counted as a fraction of one fund within this scale and rated  separately,  which may cause slight  variations  in the  distribution percentages.)  The  Overall  Morningstar  Rating  for a fund is  derived  from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable) Morningstar Rating metrics.

|X|   Performance   Rankings   and   Comparisons   by   Other   Entities   and
   Publications.   From   time  to  time   the  Fund   may   include   in  its
   advertisements and sales literature performance  information about the Fund cited in newspapers and other  periodicals  such as The New York Times, The
   Wall Street Journal,  Barron's, or similar  publications.  That information may include  performance  quotations from other sources,  including  Lipper and  Morningstar.  The  performance of the Fund's Class A, Class B or Class
   C shares may be  compared in  publications  to the  performance  of various market indices or other investments, and averages,  performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors  may also wish to compare the Fund's Class A, Class B or Class
C returns to the return on fixed-income  investments  available from banks and
thrift  institutions.   Those  include   certificates  of  deposit,   ordinary
interest-paying  checking  and savings  accounts,  and other forms of fixed or variable time deposits,  and various other instruments such as Treasury bills.
However,  the Fund's  returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate  daily,  while bank depository obligations  may be insured by the FDIC and may provide fixed rates of return.
Repayment  of  principal  and payment of interest  on Treasury  securities  is backed by the full faith and credit of the U.S. government.

      From time to time,  the Fund may  publish  rankings  or  ratings  of the
Manager or Transfer Agent,  and of the investor  services  provided by them to shareholders of the Oppenheimer funds, other than performance  rankings of the
Oppenheimer  funds  themselves.  Those ratings or rankings of shareholder  and investor  services by third parties may include  comparisons of their services to those  provided  by other  mutual fund  families  selected by the rating or ranking  services.  They  may be based  upon the  opinions  of the  rating  or ranking service itself, using its research or judgment,  or based upon surveys of investors, brokers, shareholders or others.

      From time to time the Fund may include in its  advertisements  and sales literature the total return  performance of a hypothetical  investment account that includes  shares of the Fund and other  Oppenheimer  funds.  The combined account  may be  part of an  illustration  of an  asset  allocation  model  or similar  presentation.  The  account  performance  may  combine  total  return performance of the Fund and the total return  performance of other Oppenheimer funds  included in the account.  Additionally,  form time to time,  the Fund's
advertisements   and  sales  literature  may  include,   for  illustrative  or
comparative  purposes,  statistical data or other information about general or specific market and economic conditions. That may include, for example,
o     information  about the performance of certain  securities or commodities markets or segments of those markets,
o     information  about  the  performance  of  the  economies  of  particular countries or regions,
o     the   earnings  of   companies   included  in  segments  of   particular
   industries, sectors, securities markets, counties or regions,
o     the  availability  of  different  types of  securities  or  offerings of securities,
o     information  relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons   of  various  market  sectors  or  indices  to  demonstrate performance, risk, or other characteristics of the Fund.

A B O U T  Y O U R  A C C O U N T

How to Buy Shares

      Additional  information is presented below about the methods that can be used to buy shares of the Fund.  Appendix C contains  more  information  about
the  special  sales  charge   arrangements   offered  by  the  Fund,  and  the
circumstances  in which  sales  charges  may be reduced or waived for  certain classes of investors.

AccountLink.  When shares are  purchased  through  AccountLink,  each purchase must be at least $50 and  shareholders  must  invest at least  $500  before an
                     ---
Asset  Builder Plan  (described  below) can be  established  on a new account.
Accounts  established  prior to  November  1,  2002,  will  remain  at $25 for additional  purchases.  Shares will be purchased  on the regular  business day the  Distributor  is  instructed  to initiate  the  Automated  Clearing  House
("ACH")  transfer to buy the shares.  Dividends will begin to accrue on shares purchased  with the  proceeds of ACH  transfers  on the  business day the Fund receives  federal  funds for the  purchase  through the ACH system  before the close of The New York Stock  Exchange.  The Exchange  normally  closes at 4:00
P.M.,  but may close  earlier on certain  days.  If federal funds are received on a  business  day  after  the  close of the  Exchange,  the  shares  will be purchased  and  dividends  will begin to accrue on the next  regular  business day. The  proceeds of ACH  transfers  are normally  received by the Fund three days after the  transfers are  initiated.  If the proceeds of the ACH transfer are not  received on a timely  basis,  the  Distributor  reserves the right to cancel the purchase  order.  The  Distributor and the Fund are not responsible
for  any  delays  in   purchasing   shares   resulting   from  delays  in  ACH
transmissions.

Reduced  Sales  Charges.  As  discussed  in the  Prospectus,  a reduced  sales charge rate may be  obtained  for Class A shares  under Right of  Accumulation and Letters of Intent  because of the economies of sales efforts and reduction in expenses  realized  by the  Distributor,  dealers  and brokers  making such sales.  No sales charge is imposed in certain  other  circumstances  described in  Appendix  C to  this  Statement  of  Additional  Information  because  the
Distributor or dealer or broker incurs little or no selling expenses.

|X|   Right of  Accumulation.  To qualify  for the lower  sales  charge  rates that apply to larger  purchases of Class A shares,  you and your spouse can add together:
o     Class A and Class B shares you  purchase  for your  individual  accounts including IRAs and 403(b) plans, or for your joint  accounts,  or for trust or  custodial  accounts  on  behalf  of your  children  who are minors, and
o     Current  purchases  of Class A and  Class B shares of the Fund and other
         Oppenheimer  funds to reduce the sales  charge  rate that  applies to current purchases of Class A shares, and
o     Class  A  and  Class  B  shares  of  Oppenheimer  funds  you  previously purchased  subject to an initial or contingent  deferred sales charge to reduce the sales  charge  rate for  current  purchases  of Class A shares,  provided  that you still hold your  investment in one of the
         Oppenheimer funds.

      A fiduciary can count all shares purchased for a trust,  estate or other fiduciary  account  (including one or more employee  benefit plans of the same employer) that has multiple  accounts.  The Distributor will add the value, at current  offering price, of the shares you previously  purchased and currently own to the value of current  purchases to determine the sales charge rate that applies.  The reduced sales charge will apply only to current  purchases.  You must request it when you buy shares.

|X|   The  Oppenheimer  Funds.  The  Oppenheimer  funds are those mutual funds for which the Distributor  acts as the  distributor  and currently  include the following:

Oppenheimer Bond Fund                    Oppenheimer Municipal Bond Fund
Oppenheimer California Municipal Fund    Oppenheimer New York Municipal Fund
Oppenheimer Capital Appreciation Fund    Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Preservation Fund    Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Capital Income Fund          Oppenheimer Quest Balanced Value Fund
                                         Oppenheimer  Quest  Capital  Value Fund,
Oppenheimer Champion Income Fund         Inc.
                                         Oppenheimer  Quest  Global  Value  Fund,
Oppenheimer Concentrated Growth Fund     Inc.
Oppenheimer Convertible Securities Fund  Oppenheimer Quest Opportunity Value Fund
Oppenheimer Developing Markets Fund      Oppenheimer Quest Value Fund, Inc.
Oppenheimer Disciplined Allocation Fund  Oppenheimer Real Asset Fund
                                         Oppenheimer      Rochester      National
Oppenheimer Discovery Fund               Municipals
Oppenheimer Emerging Growth Fund         Oppenheimer Senior Floating Rate Fund
Oppenheimer Emerging Technologies Fund   Oppenheimer Small Cap Value Fund
Oppenheimer Enterprise Fund              Oppenheimer Special Value Fund
Oppenheimer Europe Fund                  Oppenheimer Strategic Income Fund
Oppenheimer Global Fund                  Oppenheimer Total Return Fund, Inc.
Oppenheimer Global Growth & Income Fund  Oppenheimer Trinity Core Fund
                                         Oppenheimer  Trinity  Large  Cap  Growth
Oppenheimer Gold & Special Minerals Fund Fund
Oppenheimer Growth Fund                  Oppenheimer Trinity Value Fund
Oppenheimer High Yield Fund              Oppenheimer U.S. Government Trust
Oppenheimer Intermediate Municipal Fund  Oppenheimer Value Fund
Oppenheimer International Bond Fund      Limited-Term New York Municipal Fund
Oppenheimer International Growth Fund    Rochester Fund Municipals
Oppenheimer  International Small Company OSM1 - Gartmore  Millennium  Growth Fund
Fund                                     II
Oppenheimer Limited-Term Government Fund OSM1 - Jennison Growth Fund
Oppenheimer  Main Street Growth & Income OSM1 -  Mercury  Advisors  S&P 500 Index
Fund                                     Fund
                                         OSM1 -  Mercury  Advisors  Focus  Growth
Oppenheimer Main Street Opportunity Fund Fund
Oppenheimer Main Street Small Cap Fund   OSM1 - QM Active Balanced Fund
Oppenheimer MidCap Fund                  OSM1 - Salomon Brothers Capital Fund
Oppenheimer Multiple Strategies Fund

And the following money market funds:

 Centennial America Fund, L. P.           Centennial New York Tax Exempt Trust
 Centennial California Tax Exempt Trust   Centennial Tax Exempt Trust
 Centennial Government Trust              Oppenheimer Cash Reserves
 Centennial Money Market Trust            Oppenheimer Money Market Fund, Inc.

1"OSM" stands for Oppenheimer Select Managers

      There is an initial  sales  charge on the  purchase of Class A shares of each of the  Oppenheimer  funds  described above except the money market funds and  Oppenheimer  Senior  Floating  Rate  Fund.  Under  certain  circumstances described in this Statement of Additional Information,  redemption proceeds of certain  money  market  fund  shares may be subject to a  contingent  deferred sales charge.

Letters of Intent.  Under a Letter of Intent,  if you purchase  Class A shares or Class A and Class B shares of the Fund and other  Oppenheimer  funds during a 13-month  period,  you can reduce the sales charge rate that applies to your purchases of Class A shares.  The total amount of your  intended  purchases of both Class A and Class B shares will  determine  the reduced sales charge rate for the  Class  A  shares  purchased  during  that  period.  You  can  include purchases  made up to 90 days before the date of the Letter.  Letter of intent do not consider Class C shares you purchase or may have purchased.

      A  Letter  of  Intent  is an  investor's  statement  in  writing  to the
Distributor  of the intention to purchase  Class A shares or Class A and Class
B shares of the Fund (and other  Oppenheimer  funds) during a 13-month  period
(the "Letter of Intent period").  At the investor's request,  this may include purchases  made up to 90 days  prior to the  date of the  Letter.  The  Letter states the investor's  intention to make the aggregate  amount of purchases of shares which, when added to the investor's  holdings of shares of those funds, will equal or exceed the amount  specified  in the Letter.  Purchases  made by reinvestment  of dividends or  distributions  of capital  gains and  purchases made at net asset value  without  sales charge do not count toward  satisfying the amount of the Letter.

      A Letter  enables  an  investor  to count the Class A and Class B shares purchased  under  the  Letter to  obtain  the  reduced  sales  charge  rate on purchases  of Class A shares of the Fund (and other  Oppenheimer  funds)  that applies  under the  Right of  Accumulation  to  current  purchases  of Class A shares.  Each  purchase of Class A shares under the Letter will be made at the offering price  (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

      In  submitting a Letter,  the investor  makes no  commitment to purchase shares.  However,  if the investor's  purchases of shares within the Letter of
Intent period,  when added to the value (at offering  price) of the investor's holdings of shares on the last day of that period,  do not equal or exceed the intended purchase amount,  the investor agrees to pay the additional amount of sales charge applicable to such purchases.  That amount is described in "Terms of Escrow",  below (those terms may be amended by the Distributor from time to time).  The  investor  agrees that shares equal in value to 5% of the intended purchase  amount will be held in escrow by the Transfer  Agent  subject to the
Terms of Escrow.  Also,  the  investor  agrees to be bound by the terms of the
Prospectus,  this Statement of Additional Information and the application used for a Letter of Intent.  If those terms are amended,  as they may be from time to time by the Fund, the investor  agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters of Intent.

      If the total eligible  purchases made during the Letter of Intent period do  not  equal  or  exceed  the  intended  purchase  amount,  the  concessions previously  paid to the  dealer of record  for the  account  and the amount of sales  charge  retained  by the  Distributor  will be  adjusted  to the  rates applicable to actual total purchases.  If total eligible  purchases during the
Letter of Intent  period  exceed the intended  purchase  amount and exceed the amount  needed to qualify for the next sales charge rate  reduction  set forth in the Prospectus,  the sales charges paid will be adjusted to the lower rate.
That  adjustment  will be made  only if and when  the  dealer  returns  to the
Distributor  the  excess of the amount of  concessions  allowed or paid to the dealer  over the amount of  concessions  that  apply to the  actual  amount of purchases.  The excess  concessions  returned to the Distributor  will be used to  purchase  additional  shares for the  investor's  account at the net asset value per share in effect  on the date of such  purchase,  promptly  after the
Distributor's receipt thereof.

In   determining  the total  amount of  purchases  made  under a Letter,  shares redeemed by the investor  prior to the  termination of the Letter of Intent period will be deducted.  It is the  responsibility of the dealer of record and/or the investor to advise the  Distributor  about the Letter in placing any purchase  orders for the investor  during the Letter of Intent  period.
     All of such purchases must be made through the Distributor.

|X|   Terms of Escrow That Apply to Letters of Intent.

     1. Out of the initial purchase (or subsequent  purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount  specified in the Letter shall be held in escrow by the Transfer
Agent. For example, if the intended purchase amount is $50,000, the escrow shall be  shares  valued  in the  amount of $2,500  (computed  at the  offering  price adjusted for a $50,000 purchase).  Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

      2.  If the  total  minimum  investment  specified  under  the  Letter is completed  within the 13- month Letter of Intent period,  the escrowed  shares will be promptly released to the investor.

      3.  If, at the end of the  13-month  Letter of Intent  period  the total purchases  pursuant to the Letter are less than the intended  purchase  amount specified in the Letter,  the investor must remit to the Distributor an amount equal to the  difference  between the dollar amount of sales charges  actually paid and the amount of sales  charges  which would have been paid if the total
amount   purchased  had  been  made  at  a  single  time.  That  sales  charge adjustment  will apply to any shares  redeemed  prior to the completion of the
Letter.  If the  difference  in sales charges is not paid within 20 days after a request from the Distributor or the dealer,  the Distributor will, within 60 days of the  expiration  of the Letter,  redeem the number of escrowed  shares necessary to realize such  difference in sales  charges.  Full and  fractional shares  remaining  after such  redemption  will be released from escrow.  If a request is received  to redeem  escrowed  shares  prior to the payment of such
additional  sales  charge,   the  sales  charge  will  be  withheld  from  the
redemption proceeds.

      4.  By signing the Letter,  the  investor  irrevocably  constitutes  and appoints the Transfer  Agent as  attorney-in-fact  to surrender for redemption any or all escrowed shares.

5.    The shares  eligible  for  purchase  under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)   Class A shares sold with a front-end  sales charge or subject to a Class
             A contingent deferred sales charge,
(b)   Class  B  shares  of  other  Oppenheimer  funds  acquired  subject  to a contingent deferred sales charge, and
(c)   Class A or Class B shares  acquired  by  exchange  of either (1) Class A shares of one of the other  Oppenheimer  funds that were acquired subject to a Class A initial or contingent  deferred sales charge or (2) Class B shares of one of the other  Oppenheimer funds that were acquired subject to a contingent deferred sales charge.
      6.  Shares held in escrow hereunder will  automatically be exchanged for shares of another fund to which an exchange is requested,  as described in the section of the  Prospectus  entitled  "How to Exchange  Shares" and the escrow will be transferred to that other fund.

Asset  Builder  Plans.  As explained  in the  Prospectus,  you must  initially establish  your account with $500.  Subsequently,  you can  establish an Asset
Builder Plan to automatically  purchase additional shares directly from a bank account  for as  little  as $50.  For  those  accounts  established  prior  to
November 1, 2002 and which have  previously  established  Asset Builder Plans, additional  purchases  will remain at $25.  Shares  purchased by Asset Builder
Plan payments from bank  accounts are subject to the  redemption  restrictions for recent  purchases  described in the  Prospectus.  Asset  Builder Plans are available  only if your bank is an ACH member.  Asset Builder Plans may not be
used  to  buy  shares  for   OppenheimerFunds   employer-sponsored   qualified
retirement   accounts.   Asset  Builder  Plans  also  enable  shareholders  of
Oppenheimer Cash Reserves to use their fund account to make monthly  automatic purchases of shares of up to four other Oppenheimer funds.

      If you make  payments  from your bank account to purchase  shares of the
Fund,  your bank  account  will be debited  automatically.  Normally the debit will be made two business days prior to the  investment  dates you selected on your  application.  Neither the  Distributor,  the Transfer  Agent or the Fund
shall be  responsible  for any delays in  purchasing  shares  that result from delays in ACH transmissions.

      Before  you  establish  Asset  Builder  payments,  you  should  obtain a prospectus  of the  selected  fund(s)  from  your  financial  advisor  (or the
Distributor)  and request an application  from the  Distributor.  Complete the application  and return  it.  You may change the amount of your Asset  Builder payment  or you can  terminate  these  automatic  investments  at any  time by writing to the  Transfer  Agent.  The  Transfer  Agent  requires a  reasonable
period   (approximately  10  days)  after  receipt  of  your  instructions  to
implement   them.  The  Fund  reserves  the  right  to  amend,   suspend,   or
discontinue offering Asset Builder plans at any time without prior notice.

Cancellation  of Purchase  Orders.  Cancellation  of  purchase  orders for the
Fund's  shares  (for  example,  when a purchase  check is returned to the Fund unpaid)  causes a loss to be incurred  when the net asset values of the Fund's shares on the  cancellation  date is less than on the purchase date. That loss is equal to the  amount  of the  decline  in the net  asset  value  per  share multiplied  by the number of shares in the  purchase  order.  The  investor is responsible  for that loss. If the investor  fails to compensate  the Fund for the loss, the  Distributor  will do so. The Fund may reimburse the Distributor for that  amount by  redeeming  shares  from any  account  registered  in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares.  Each class of shares of the Fund  represents  an  interest in the same  portfolio of  investments  of the Fund.  However,  each class has different  shareholder  privileges and features.  The net income  attributable to Class B or Class C shares and the  dividends  payable on Class B or Class C shares will be reduced by  incremental  expenses  borne  solely by that class.
Those  expenses  include the  asset-based  sales  charges to which Class B and
Class C are subject.

      The  availability  of three  different  classes  of  shares  permits  an investor to choose the method of  purchasing  shares that is more  appropriate for the investor.  That may depend on the amount of the  purchase,  the length
of  time  the   investor   expects  to  hold   shares,   and  other   relevant
circumstances.  Class A shares  normally are sold subject to an initial  sales charge.  While Class B and Class C shares have no initial  sales  charge,  the purpose of the deferred sales charge and  asset-based  sales charge on Class B and Class C shares is the same as that of the initial  sales charge on Class A shares-to  compensate  the  Distributor  and  brokers,  dealers and  financial institutions  that sell shares of the Fund. A  salesperson  who is entitled to receive  compensation from his or her firm for selling Fund shares may receive different  levels of compensation  for selling one class of shares rather than another.

      The  Distributor  will not accept any order in the amount of $500,000 or more for Class B shares or $1  million or more for Class C shares on behalf of a single  investor (not including  dealer "street name" or omnibus  accounts).
That is because  generally it will be more  advantageous  for that investor to purchase Class A shares of the Fund.

|X|   Class B Conversion.  Under current interpretations of applicable federal income tax law by the Internal  Revenue  Service,  the  conversion  of Class B shares to Class A shares  after six years is not  treated  as a taxable  event for the  shareholder.  If those laws or the IRS  interpretation  of those laws should  change,  the automatic  conversion  feature may be suspended.  In that event,  no  further  conversions  of Class B shares  would  occur  while  that suspension remained in effect.

      Although  Class B shares could then be  exchanged  for Class A shares on the  basis of  relative  net  asset  value  of the two  classes,  without  the imposition of a sales charge or fee, such exchange could  constitute a taxable event for the  shareholder,  and absent such  exchange,  Class B shares  might continue  to be subject to the  asset-based  sales  charge for longer than six
(6) years.

|X|   Allocation  of  Expenses.  The Fund pays  expenses  related to its daily operations,  such as custodian  bank fees,  Trustees'  fees,  transfer  agency fees,  legal  fees and  auditing  costs.  Those  expenses  are paid out of the
Fund's  assets  and are not paid  directly  by  shareholders.  However,  those expenses  reduce the net asset values of shares,  and therefore are indirectly borne by shareholders through their investment.

      The  methodology  for  calculating  the net asset value,  dividends  and distributions  of the Fund's share classes  recognizes  two types of expenses.
General  expenses  that  do not  pertain  specifically  to any one  class  are allocated  pro rata to the shares of all classes.  The  allocation is based on the  percentage of the Fund's total assets that is  represented  by the assets of each  class,  and then  equally to each  outstanding  share  within a given class. Such general expenses include  management fees, legal,  bookkeeping and audit fees, printing and mailing costs of shareholder  reports,  Prospectuses,
Statements  of  Additional   Information   and  other  materials  for  current
shareholders,  fees to unaffiliated Trustees,  custodian bank expenses,  share
issuance  costs,   organization  and  start-up  costs,  interest,   taxes  and
brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly  attributable to a particular class are allocated  equally to each  outstanding  share within that class.  Examples of such expenses  include  distribution  and service plan (12b-1) fees,  transfer and  shareholder  servicing  agent fees and expenses and  shareholder  meeting expenses (to the extent that such expenses pertain only to a specific class).

Account Fees. As stated in the Prospectus, a $12 annual fee is assessed on any account valued at less than $500. This fee will not be assessed on the following accounts:
o     Accounts that have balances below $500 due to the automatic conversion of shares from Class B to Class A shares;
o     Accounts with an active Asset Builder Plan, payroll deduction plan or a military allotment plan;
o     OppenheimerFunds-sponsored group retirement accounts that are making continuing purchases;
o     Certain accounts held by broker-dealers through the National Securities
   Clearing Corporation; and
o     Accounts that fall below the $500 threshold due solely to market fluctuations within the 12-month period preceding the date the fee is deducted.

      The fee is automatically deducted from qualifying accounts annually on or about the second to last business day of September.  This annual fee is waived for any shareholders who elect to access their account documents through electronic document delivery rather than in paper copy and who elect to utilize the Internet or PhoneLink as their primary source for their general servicing needs.  To sign up to access account documents electronically via eDocs Direct, please visit the Service Center on our website at www.oppenheimerfunds.com or call 1.888.470.0862 for instructions.
           ------------------------

Determination  of Net Asset  Values Per Share.  The net asset values per share of each  class  of  shares  of the  Fund  are  determined  as of the  close of business of The New York Stock Exchange (the  "Exchange") on each day that the
Exchange is open. The  calculation is done by dividing the value of the Fund's net assets  attributable to a class by the number of shares of that class that are  outstanding.  The Exchange  normally  closes at 4:00 P.M.,  Eastern time, but may close  earlier  on some other  days (for  example,  in case of weather emergencies or on days falling before a U.S. holiday).  All references to time in  this  Statement  of  Additional  Information  means  "Eastern  time".  The
Exchange's  most  recent  annual  announcement  (which is  subject  to change)
states  that it will close on New Year's Day,  Martin  Luther  King,  Jr. Day,
Presidents'  Day, Good Friday,  Memorial  Day,  Independence  Day,  Labor Day,
Thanksgiving Day and Christmas Day.  It may also close on other days.

      Dealers  other than  Exchange  members may conduct  trading in municipal securities  on days on which the  Exchange is closed  (including  weekends and holidays) or after 4:00 P.M. on a regular  business  day. The Fund's net asset values will not be  calculated  on those  days,  and the values of some of the
Fund's  portfolio  securities  may  change  significantly  on those  days when shareholders may not purchase or redeem shares.

|X|   Securities  Valuation.  The Fund's  Board of  Trustees  has  established procedures  for the  valuation of the Fund's  securities.  In general those procedures are as follows:

o     Long-term debt  securities  having a remaining  maturity in excess of 60 days are  valued  based on the mean  between  the  "bid"  and  "asked"  prices determined  by a portfolio  pricing  service  approved by the Fund's  Board of
Trustees  or  obtained by the  Manager  from two active  market  makers in the security on the basis of reasonable inquiry.
o     The  following  securities  are valued at the mean between the "bid" and
"asked" prices  determined by a pricing  service  approved by the Fund's Board of Trustees or obtained by the Manager  from two active  market  makers in the security on the basis of reasonable inquiry:
(1)   debt  instruments  that  have a  maturity  of more  than 397  days  when issued,
(2)   debt  instruments  that had a maturity  of 397 days or less when  issued and have a remaining maturity of more than 60 days, and
(3)   non-money  market  debt  instruments  that had a maturity of 397 days or less when  issued and which have a  remaining  maturity of 60 days or less.
o     The following  securities are valued at cost,  adjusted for amortization of premiums and accretion of discounts:
(1)   money market debt securities held by a non-money  market fund that had a maturity  of less than 397 days when  issued that have a remaining maturity of 60 days or less, and
(2)   debt  instruments  held by a money  market  fund that  have a  remaining maturity of 397 days or less.
o     Securities    (including     restricted     securities)    not    having
readily-available  market quotations are valued at fair value determined under the Board's procedures.

    If the  Manager  is unable to locate  two  market  makers  willing to give quotes,  a security  may be priced at the mean  between  the "bid" and "asked"
prices  provided by a single  active  market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of municipal  securities,  when last sale information is not generally  available,  the Manager may use  pricing  services  approved by the
Board of Trustees.  The pricing  service may use "matrix"  comparisons  to the prices  for  comparable  instruments  on the  basis  of  quality,  yield,  and maturity.  Other  special  factors  may be  involved  (such as the  tax-exempt status  of the  interest  paid by  municipal  securities).  The  Manager  will monitor the  accuracy of the pricing  services.  That  monitoring  may include comparing  prices  used for  portfolio  valuation  to actual  sales  prices of selected securities.

      Puts, calls,  futures and municipal bond index futures are valued at the last sale  price on the  principal  exchange  on which  they are  traded or on
Nasdaq(R),  as applicable,  as determined by a pricing  service  approved by the
Board of Trustees  or by the  Manager.  If there were no sales that day,  they shall be valued at the last sale price on the  preceding  trading day if it is within the spread of the  closing  "bid" and "asked"  prices on the  principal exchange or on Nasdaq(R)on the  valuation  date. If not, the value shall be the closing bid price on the  principal  exchange  or on Nasdaq(R)on the  valuation date.  If the put,  call or future is not traded on an exchange or on Nasdaq(R), it shall be valued by the mean between  "bid" and "asked"  prices  obtained by the Manager from two active  market  makers.  In certain  cases that may be at the "bid" price if no "asked" price is available.

      When the Fund writes an option,  an amount equal to the premium received is included in the Fund's  Statement of Assets and Liabilities as an asset. An equivalent  credit  is  included  in the  liability  section.  The  credit  is adjusted  ("marked-to-market")  to reflect  the  current  market  value of the option.  In  determining  the  Fund's  gain on  investments,  if a call or put written by the Fund is  exercised,  the proceeds are  increased by the premium received.  If a call or put written by the Fund  expires,  the Fund has a gain in the  amount of the  premium.  If the Fund  enters  into a closing  purchase transaction,  it will have a gain or loss,  depending  on whether  the premium received  was more or less than the cost of the  closing  transaction.  If the
Fund  exercises  a put it holds,  the amount the Fund  receives on its sale of the  underlying  investment  is reduced  by the amount of premium  paid by the
Fund.

How to Sell Shares

The  information  below  supplements  the terms and  conditions  for redeeming shares set forth in the Prospectus.

CHECKWRITING.  When a check is presented to United  Missouri Bank (the "Bank")
for  clearance,  the Bank will ask the Fund to redeem a  sufficient  number of full and fractional  shares in the  shareholder's  account to cover the amount of the check.  This enables the  shareholder to continue  receiving  dividends on those shares  until the check is  presented to the Fund.  Checks may not be presented  for  payment at the  offices  of the Bank or the  Fund's  custodian bank.  This  limitation  does not affect the use of checks for the  payment of bills  or to  obtain  cash at other  banks.  The Fund  reserves  the  right to amend,  suspend or discontinue offering  checkwriting  privileges at any time.
The  Fund  will  provide  you  notice  whenever  it  is  required  to do so by applicable law.

      In choosing to take advantage of the Checkwriting  privilege, by signing the account  application or by completing a Checkwriting card, each individual who signs:
(1)   for  individual  accounts,  represents  that  they  are  the  registered owner(s) of the shares of the Fund in that account;
(2)   for accounts for corporations,  partnerships, trusts and other entities, represents  that they are an  officer,  general  partner,  trustee or other  fiduciary or agent,  as applicable,  duly authorized to act on behalf of such registered owner(s);
(3)   authorizes  the Fund,  its Transfer Agent and any bank through which the
         Fund's  drafts  (checks)  are payable to pay all checks  drawn on the
         Fund account of such  person(s) and to redeem a sufficient  amount of shares from that account to cover payment of each check;
(4)   specifically  acknowledges  that if they  choose to permit  checks to be honored if there is a single  signature on checks drawn against joint accounts,  or  accounts  for  corporations,  partnerships,  trusts or other  entities,  the  signature of any one signatory on a check will be sufficient to authorize  payment of that check and redemption from the account,  even if that account is registered in the names of more than one person or more than one authorized  signature appears on the
         Checkwriting card or the application, as applicable;
(5)   understands  that  the  Checkwriting  privilege  may  be  terminated  or amended at any time by the Fund and/or the Fund's bank; and
(6)   acknowledges  and agrees that  neither the Fund nor its bank shall incur any  liability  for that  amendment or  termination  of  checkwriting privileges or for redeeming shares to pay checks reasonably  believed by them to be genuine,  or for  returning  or not paying  checks that have not been accepted for any reason.

Sending  Redemption  Proceeds by Federal Funds Wire. The Federal Funds wire of redemption  proceeds may be delayed if the Fund's  custodian  bank is not open for business on a day when the Fund would  normally  authorize  the wire to be made,  which is usually the Fund's next  regular  business day  following  the redemption.  In those  circumstances,  the wire will not be transmitted  until the next  bank  business  day on  which  the  Fund is open  for  business.  No dividends will be paid on the proceeds of redeemed  shares  awaiting  transfer by Federal Funds wire.

Reinvestment Privilege.  Within six months of a redemption,  a shareholder may reinvest all or part of the redemption proceeds of:

o     Class A shares  purchased  subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
o     Class B shares  that were  subject  to the Class B  contingent  deferred sales charge when redeemed.

      The  reinvestment  may be made  without  sales  charge  only in  Class A shares of the Fund or any of the other  Oppenheimer funds into which shares of the Fund are  exchangeable  as  described in "How to Exchange  Shares"  below.
Reinvestment  will be at the net asset value next computed  after the Transfer
Agent receives the  reinvestment  order. The shareholder must ask the Transfer
Agent for that privilege at the time of reinvestment.  This privilege does not apply to Class C shares.  The Fund may amend,  suspend or cease  offering this reinvestment  privilege  at any time as to shares  redeemed  after the date of such amendment, suspension or cessation.

      Any capital  gain that was  realized  when the shares  were  redeemed is taxable,  and  reinvestment  will not alter any  capital  gains tax payable on that gain.  If there has been a capital  loss on the  redemption,  some or all of the loss may not be tax  deductible,  depending on the timing and amount of
the  reinvestment.   Under  the  Internal  Revenue  Code,  if  the  redemption
proceeds of Fund  shares on which a sales  charge was paid are  reinvested  in shares of the Fund or another of the  Oppenheimer  funds  within  ninety  (90)
days of payment of the sales charge, the shareholder's  basis in the shares of the Fund that were  redeemed  may not include  the amount of the sales  charge paid.  That would  reduce the loss or increase  the gain  recognized  from the redemption.  However,  in that  case the  sales  charge  would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind".  The  Prospectus  states that payment for shares  tendered
for   redemption  is  ordinarily   made  in  cash.   However,   under  certain
circumstances,  the Board of Trustees of the Fund may determine  that it would be  detrimental  to the best  interests of the remaining  shareholders  of the
Fund to make payment of a redemption  order wholly or partly in cash.  In that case,  the  Fund  may pay the  redemption  proceeds  in  whole or in part by a distribution  "in kind" of liquid  securities  from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be  governed by Rule 18f-1 under the  Investment
Company Act.  Under that rule,  the Fund is obligated to redeem  shares solely in cash up to the  lesser  of  $250,000  or 1% of the net  assets  of the Fund during any 90 day period for any one  shareholder.  If shares are  redeemed in kind,  the  redeeming  shareholder  might  incur  brokerage  or other costs in selling the securities for cash.  The Fund will value  securities  used to pay redemptions  in kind  using  the  same  method  the  Fund  uses to  value  its portfolio  securities described above under "Determination of Net Asset Values
Per Share".  That valuation  will be made as of the time the redemption  price is determined.

Involuntary  Redemptions.  The Fund's Board of Trustees has the right to cause the involuntary  redemption of the shares held in any account if the aggregate net asset  value of those  shares is less than $200 or such  lesser  amount as the  Board  may fix.  The Board of  Trustees  will not  cause the  involuntary redemption  of shares in an account if the  aggregate  net asset value of such shares  has  fallen  below  the  stated  minimum  solely as a result of market fluctuations.  If the  Board  exercises  this  right,  it  may  also  fix  the requirements  for any notice to be given to the  shareholders in question (not less than 30  days).  The Board may  alternatively  set  requirements  for the shareholder to increase the  investment,  or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares.  A transfer of shares to a different  registration is not an event that  triggers the payment of sales  charges.  Therefore,  shares are not subject to the payment of a contingent  deferred sales charge of any class at the time of transfer to the name of another  person or entity.  It does not matter whether the transfer  occurs by absolute  assignment,  gift or bequest, as long as it does not involve,  directly or indirectly,  a public sale of the shares.  When  shares  subject  to a  contingent  deferred  sales  charge  are transferred,  the  transferred  shares will remain  subject to the  contingent deferred sales charge. It will be calculated as if the transferee  shareholder had  acquired the  transferred  shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares  held in an account  are  transferred,  and some but not all shares in the account  would be subject to a  contingent  deferred sales charge if redeemed at the time of transfer,  the priorities described in the Prospectus  under "How to Buy Shares" for the imposition of the Class B or
Class C contingent  deferred sales charge will be followed in determining  the order in which shares are transferred.

Special  Arrangements  for Repurchase of Shares from Dealers and Brokers.  The
Distributor  is the Fund's  agent to  repurchase  its shares  from  authorized dealers or brokers on behalf of their customers.  Shareholders  should contact their  broker or dealer to arrange  this type of  redemption.  The  repurchase price  per  share  will  be the  net  asset  value  next  computed  after  the
Distributor receives an order placed by the dealer or broker.  However, if the
Distributor  receives a  repurchase  order  from a dealer or broker  after the close of the Exchange on a regular  business day, it will be processed at that day's net asset  value if the order was  received by the dealer or broker from its customers prior to the time the Exchange  closes.  Normally,  the Exchange closes at 4:00 P.M.,  but may do so earlier  on some days.  Additionally,  the order must have been  transmitted to and received by the Distributor  prior to its close of business that day (normally 5:00 P.M.).

      Ordinarily,   for  accounts  redeemed  by  a  broker-dealer  under  this procedure,  payment will be made within three  business  days after the shares have been redeemed upon the Distributor's  receipt of the required  redemption documents in proper form. The  signature(s)  of the  registered  owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic  Withdrawal and Exchange Plans.  Investors owning shares of the Fund valued at $5,000 or more can  authorize  the Transfer  Agent to redeem  shares
(having  a value of at  least  $50)  automatically  on a  monthly,  quarterly, semi-annual or annual basis under an Automatic  Withdrawal  Plan.  Shares will
be  redeemed   three  business  days  prior  to  the  date  requested  by  the shareholder  for  receipt  of  the  payment.  Automatic  withdrawals  of up to
$1,500 per month may be  requested  by telephone if payments are to be made by check  payable to all  shareholders  of record.  Payments must also be sent to the  address  of record for the  account  and the  address  must not have been changed  within  the  prior  30  days.  Required  minimum  distributions  from
OppenheimerFunds-sponsored  retirement  plans  may  not be  arranged  on  this basis.

      Payments  are  normally   made  by  check,   but   shareholders   having
AccountLink  privileges  (see  "How  To  Buy  Shares")  may  arrange  to  have
Automatic  Withdrawal Plan payments transferred to the bank account designated on the account  application or by  signature-guaranteed  instructions  sent to the  Transfer  Agent.  Shares are normally  redeemed  pursuant to an Automatic
Withdrawal  Plan three business days before the payment  transmittal  date you select in the account  application.  If a  contingent  deferred  sales  charge applies to the redemption,  the amount of the check or payment will be reduced accordingly.

      The Fund cannot  guarantee  receipt of a payment on the date  requested.
The Fund reserves the right to amend,  suspend or  discontinue  offering these plans at any time without prior notice.  Because of the sales charge  assessed on Class A share purchases,  shareholders  should not make regular  additional
Class A share purchases while  participating in an Automatic  Withdrawal Plan.
Class B and  Class C  shareholders  should  not  establish  withdrawal  plans, because of the potential  imposition of the  contingent  deferred sales charge on such  withdrawals  (except where the  contingent  deferred  sales charge is
waived  as   described  in  Appendix  C  to  this   Statement  of   Additional
Information).

      By requesting an Automatic  Withdrawal or Exchange Plan, the shareholder agrees  to the  terms  and  conditions  that  apply to such  plans,  as stated
below.  These  provisions  may be amended from time to time by the Fund and/or the  Distributor.  When adopted,  any amendments will  automatically  apply to existing Plans.

|X|   Automatic  Exchange  Plans.  Shareholders  can  authorize  the  Transfer
         Agent to exchange a  pre-determined  amount of shares of the Fund for shares (of the same class) of other Oppenheimer  funds  automatically on a  monthly,  quarterly,  semi-annual  or  annual  basis  under  an
         Automatic  Exchange  Plan.  The minimum  amount that may be exchanged to each other fund  account is $50.  Instructions  should be provided
         on   the   OppenheimerFunds   Application   or   signature-guaranteed
         instructions.  Exchanges  made under  these  plans are subject to the restrictions  that  apply  to  exchanges  as set  forth  in  "How  to
         Exchange  Shares" in the  Prospectus  and below in this  Statement of
         Additional Information.

|X|   Automatic  Withdrawal  Plans.  Fund shares will be redeemed as necessary to meet withdrawal  payments.  Shares acquired without a sales charge will be redeemed first.  Shares  acquired with  reinvested  dividends and capital gains  distributions  will be redeemed next,  followed by shares acquired with a sales charge,  to the extent necessary to make
         withdrawal  payments.   Depending  upon  the  amount  withdrawn,  the
         investor's  principal  may be  depleted.  Payments  made under  these plans  should  not  be  considered  as a  yield  or  income  on  your investment.

      The Transfer Agent will administer the investor's  Automatic  Withdrawal
Plan as agent for the shareholder(s)  (the "Planholder") who executed the Plan authorization  and application  submitted to the Transfer  Agent.  Neither the
Fund nor the Transfer  Agent shall incur any liability to the  Planholder  for any  action  taken  or not  taken  by the  Transfer  Agent  in good  faith  to administer the Plan. Share  certificates  will not be issued for shares of the
Fund  purchased  for and held  under the Plan,  but the  Transfer  Agent  will credit all such shares to the account of the  Planholder on the records of the
Fund.  Any  share  certificates  held  by  a  Planholder  may  be  surrendered unendorsed to the Transfer Agent with the Plan  application so that the shares represented by the certificate may be held under the Plan.

      For accounts  subject to Automatic  Withdrawal  Plans,  distributions of capital gains must be reinvested in shares of the Fund,  which will be done at net  asset  value  without a sales  charge.  Dividends  on shares  held in the account may be paid in cash or reinvested.

      Shares  will be redeemed  to make  withdrawal  payments at the net asset value per share  determined  on the  redemption  date.  Checks or  AccountLink payments  representing  the  proceeds  of Plan  withdrawals  will  normally be transmitted  three business days prior to the date selected for receipt of the payment,  according  to the choice  specified  in  writing by the  Planholder.
Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement  payments and the address to which  checks are to be mailed or  AccountLink  payments are to be sent may be changed at any time by the  Planholder by writing to the Transfer  Agent.  The
Planholder   should  allow  at  least  two  weeks'  time  after  mailing  such notification  for the  requested  change to be put in effect.  The  Planholder may, at any time,  instruct  the  Transfer  Agent by written  notice to redeem all,  or any part of, the shares  held under the Plan.  That notice must be in
proper  form  in  accordance  with  the   requirements  of  the   then-current
Prospectus  of the Fund.  In that case,  the  Transfer  Agent will  redeem the number of shares  requested  at the net  asset  value per share in effect  and will mail a check for the proceeds to the Planholder.

      The  Planholder  may  terminate  a Plan at any  time by  writing  to the
Transfer  Agent.  The Fund may also give  directions to the Transfer  Agent to terminate  a Plan.  The  Transfer  Agent will also  terminate  a Plan upon its receipt of  evidence  satisfactory  to it that the  Planholder  has died or is legally  incapacitated.  Upon  termination  of a Plan by the Transfer Agent or the Fund,  shares that have not been redeemed  will be held in  uncertificated form  in  the  name  of  the  Planholder.  The  account  will  continue  as  a
dividend-reinvestment,   uncertificated   account   unless  and  until  proper
instructions  are  received  from  the  Planholder,  his  or her  executor  or guardian, or another authorized person.

      To use  shares  held  under  the  Plan as  collateral  for a  debt,  the
Planholder  may request  issuance  of a portion of the shares in  certificated form.  Upon written  request  from the  Planholder,  the  Transfer  Agent will determine the number of shares for which a certificate  may be issued  without causing the withdrawal  checks to stop.  However,  should such  uncertificated shares become exhausted, Plan withdrawals will terminate.

      If the Transfer  Agent ceases to act as transfer agent for the Fund, the
Planholder  will be deemed to have  appointed any successor  transfer agent to act as agent in administering the Plan.

How to Exchange Shares

      As  stated  in  the  Prospectus,   shares  of  a  particular   class  of
Oppenheimer  funds having more than one class of shares may be exchanged  only
for  shares  of  the  same  class  of  other  Oppenheimer  funds.   Shares  of
Oppenheimer  funds that have a single class  without a class  designation  are deemed  "Class A"  shares  for this  purpose.  You can  obtain a current  list
showing   which  funds   offer   which   classes  of  shares  by  calling  the
Distributor.

o     All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

      The following funds only offer Class A shares:
      Centennial America Fund, L.P.           Centennial Tax Exempt Trust
      Centennial California Tax Exempt Trust  Oppenheimer Money Market Fund, Inc.
      Centennial Government Trust
      Centennial Money Market Trust
      Centennial New York Tax Exempt Trust

      The following funds do not offer Class N shares:
      Oppenheimer California Municipal Fund   Oppenheimer Pennsylvania Municipal
                                              Fund
      Oppenheimer Limited Term Municipal Fund Oppenheimer Rochester National
                                              Municipals
      Oppenheimer Municipal Bond Fund         Rochester Fund Municipals
      Oppenheimer New Jersey Municipal Fund   Oppenheimer Senior Floating Rate
                                              Fund
      Oppenheimer New York Municipal Fund     Limited Term New York Municipal Fund

      The following funds do not offer Class Y shares:
Oppenheimer California Municipal Fund        Oppenheimer Limited Term  Municipal
                                             Fund
Oppenheimer Capital Income Fund              Oppenheimer Multiple Strategies Fund
Oppenheimer Cash Reserves                    Oppenheimer New Jersey Municipal Fund
Oppenheimer Champion Income Fund             Oppenheimer New York Municipal Fund
Oppenheimer Convertible Securities Fund      Oppenheimer Pennsylvania Municipal
                                             Fund
Oppenheimer Disciplined Allocation Fund      Oppenheimer Quest Capital Value
                                             Fund, Inc.
Oppenheimer Developing Markets Fund          Oppenheimer Quest Global Value Fund,
                                             Inc.
Oppenheimer Gold & Special Minerals Fund     Oppenheimer Rochester National
                                             Municipals
Oppenheimer International Bond Fund          Oppenheimer Senior Floating Rate Fund
Oppenheimer International Growth Fund        Oppenheimer Small Cap Value Fund
Oppenheimer International Small Company Fund Limited Term New York Municipal Fund

o     Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.
o     Class B, Class C and Class N shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored 401(k)
   plans.
o     Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other Oppenheimer funds except Class A shares of Oppenheimer Money Market Fund or
   Oppenheimer Cash Reserves acquired by exchange of Class M shares.
o     Class X shares of Limited Term New York Municipal Fund may be exchanged only for Class B shares of other Oppenheimer funds and no exchanges may be made to Class X shares.
o     Shares of Oppenheimer Capital Preservation Fund may not be exchanged for shares of Oppenheimer Money Market Fund, Inc., Oppenheimer Cash
   Reserves or Oppenheimer Limited-Term Government Fund.  Only participants in certain retirement plans may purchase shares of Oppenheimer Capital
   Preservation Fund, and only those participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer Capital Preservation
   Fund.
o     Class A shares of Oppenheimer Senior Floating Rate Fund are not available by exchange of shares of Oppenheimer Money Market Fund or Class
   A shares of Oppenheimer Cash Reserves.
o     Shares of Oppenheimer Select Managers Mercury Advisors S&P Index Fund
   and Oppenheimer Select Managers QM Active Balanced Fund are only available to retirement plans and are available only by exchange from the same class of shares of other Oppenheimer funds held by retirement plans.
o     Class A shares of Oppenheimer  funds may be exchanged at net asset value for shares of any money market fund offered by the  Distributor.  Shares of any money  market fund  purchased  without a sales  charge may be exchanged for shares of  Oppenheimer  funds  offered with a sales charge upon payment of the  sales  charge.  They  may  also  be  used  to  purchase  shares  of
   Oppenheimer  funds  subject  to an early  withdrawal  charge or  contingent deferred sales charge.
o     Shares  of  Oppenheimer  Money  Market  Fund,  Inc.  purchased  with the redemption  proceeds  of shares of other  mutual  funds  (other  than funds managed by the  Manager  or its  subsidiaries)  redeemed  within the thirty
   (30) days prior to that purchase may  subsequently  be exchanged for shares of other  Oppenheimer  funds  without  being  subject to an  initial  sales charge or contingent  deferred sales charge. To qualify for that privilege, the  investor  or the  investor's  dealer must  notify the  Distributor  of eligibility for this privilege at the time the shares of Oppenheimer  Money
   Market Fund,  Inc. are purchased.  If requested,  they must supply proof of entitlement to this privilege.

Shares of the Fund acquired by reinvestment of dividends or  distributions  from any of the other  Oppenheimer  funds or from any unit investment  trust for which reinvestment  arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

      The Fund may amend,  suspend or terminate the exchange  privilege at any time.  Although  the  Fund may  impose  these  changes  at any  time,  it will provide you with notice of those  changes  whenever it is required to do so by applicable  law.  It may be  required  to  provide  60 days'  notice  prior to materially  amending  or  terminating  the  exchange  privilege.  That  60 day notice is not required in extraordinary circumstances.

|X|   How Exchanges Affect Contingent Deferred Sales Charges. No contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:

o     When Class A shares of any Oppenheimer fund (other than Rochester
   National Municipals and Rochester Fund Municipals) acquired by exchange of
   Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     When Class A shares of Rochester National Municipals and Rochester Fund
   Municipals acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer
   Senior Floating Rate Fund acquired in the exchange. The Class A shares of
   Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of Oppenheimer Senior
   Floating Rate Fund if they are repurchased before the expiration of the holding period.

o     When Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money
   Market Fund, Inc. acquired by exchange of Class A shares of any
   Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o     When Class B or Class C shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B or the Class C contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

      Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

|X|   Limits on  Multiple  Exchange  Orders.  The Fund  reserves  the right to reject telephone or written exchange  requests  submitted in bulk by anyone on  behalf of more  than one  account.  The Fund may  accept  requests  for exchanges of up to 50 accounts per day from  representatives  of authorized dealers that qualify for this privilege.

|X|   Telephone  Exchange  Requests.  When exchanging  shares by telephone,  a shareholder  must  have  an  existing  account  in the  fund to  which  the exchange is to be made.  Otherwise,  the investors must obtain a prospectus of  that  fund  before  the  exchange  request  may  be  submitted.  If all telephone  lines are busy (which might occur,  for example,  during periods of  substantial  market  fluctuations),  shareholders  might not be able to request  exchanges by telephone and would have to submit  written  exchange requests.

|X|   Processing  Exchange  Requests.  Shares to be exchanged  are redeemed on the regular  business day the Transfer Agent  receives an exchange  request in proper form (the  "Redemption  Date").  Normally,  shares of the fund to be acquired are purchased on the  Redemption  Date,  but such purchases may be delayed by either fund up to five business  days if it  determines  that it  would be  disadvantaged  by an  immediate  transfer  of the  redemption proceeds.  The Fund reserves the right,  in its  discretion,  to refuse any exchange request that may  disadvantage it. For example,  if the receipt of multiple  exchange  requests from a dealer might require the disposition of portfolio  securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

      When you  exchange  some or all of your shares from one fund to another, any  special  account  feature  such as an  Asset  Builder  Plan or  Automatic
Withdrawal  Plan, will be switched to the new fund account unless you tell the
Transfer  Agent  not  to do  so.  However,  special  redemption  and  exchange features  such as Automatic  Exchange  Plans and  Automatic  Withdrawal  Plans
cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

      In connection with any exchange request,  the number of shares exchanged may be less than the number  requested if the exchange or the number requested would include shares subject to a restriction  cited in the Prospectus or this
Statement of  Additional  Information,  or would include  shares  covered by a share  certificate  that is not  tendered  with the  request.  In those cases, only the shares available for exchange without restriction will be exchanged.

      The different  Oppenheimer  funds  available for exchange have different investment  objectives,  policies and risks. A shareholder  should assure that the fund  selected  is  appropriate  for his or her  investment  and should be aware  of  the  tax  consequences  of an  exchange.  For  federal  income  tax purposes,  an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of  another.  "Reinvestment  Privilege",  above, discusses some of the tax consequences of reinvestment of redemption  proceeds in such cases.  The Fund, the  Distributor,  and the Transfer Agent are unable to provide  investment,  tax or legal advice to a  shareholder  in  connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends  and  Distributions.  Dividends  will be payable  on shares  held of record at the time of the previous  determination  of net asset  value,  or as otherwise  described  in "How to Buy  Shares".  Daily  dividends  will  not be declared or paid on newly  purchased  shares until such time as Federal  Funds
(funds  credited to a member bank's  account at the Federal  Reserve Bank) are available  from the  purchase  payment  for such  shares.  Normally,  purchase checks  received  from  investors  are  converted to Federal Funds on the next business day. Shares  purchased  through dealers or brokers  normally are paid for by the third business day following the placement of the purchase order.

      Shares redeemed  through the regular  redemption  procedure will be paid dividends  through and  including the day on which the  redemption  request is received by the Transfer  Agent in proper form.  Dividends will be declared on shares  repurchased  by a dealer or broker for three  business days  following the trade date (that is, up to and  including  the day prior to  settlement of the  repurchase).  If all shares in an account  are  redeemed,  all  dividends accrued on shares of the same class in the account will be paid  together with the redemption proceeds.

      The Fund's  practice of attempting to pay dividends on Class A shares at a constant level requires the Manager to monitor the Fund's  portfolio and, if necessary, to select higher-yielding  securities when it is deemed appropriate to seek income at the level needed to meet the target.  Those  securities must be within the Fund's investment  parameters,  however. The Fund expects to pay dividends  at a  targeted  level  from its net  investment  income  and  other distributable income without any impact on the net asset values per share.

      Dividends,  distributions  and proceeds of the redemption of Fund shares represented by checks  returned to the Transfer Agent by the Postal Service as undeliverable  will be invested in shares of  Oppenheimer  Money  Market Fund,
Inc.  Reinvestment  will be made as promptly  as possible  after the return of such checks to the Transfer  Agent, to enable the investor to earn a return on otherwise idle funds.  Unclaimed  accounts may be subject to state escheatment laws, and the Fund and the Transfer  Agent will not be liable to  shareholders or their representatives for compliance with those laws in good faith.

      The  amount of a  distribution  paid on a class of shares  may vary from time to time  depending on market  conditions,  the  composition of the Fund's portfolio,  and  expenses  borne by the Fund or borne  separately  by a class.
Dividends are calculated in the same manner,  at the same time and on the same day for  shares  of each  class.  However,  dividends  on Class B and  Class C shares are expected to be lower than dividends on Class A shares.  That is due to the effect of the  asset-based  sales charge on Class B and Class C shares.
Those  dividends will also differ in amount as a consequence of any difference in net asset value among the different classes of shares.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares.
The federal tax treatment of the Fund's distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders.

      The tax discussion in the Prospectus and this Statement of Additional
Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of exempt-interest dividends and potential capital gain distributions from regulated investment companies may differ from the treatment under the Internal Revenue Code described below. Potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

Qualification as a Regulated  Investment  Company.  The Fund has elected to be taxed as a regulated  investment  company  under  Subchapter M of the Internal
Revenue  Code of 1986,  as amended.  As a regulated  investment  company,  the
Fund  is  not  subject  to  federal  income  tax  on the  portion  of its  net investment  income (that is, taxable  interest,  dividends,  and other taxable ordinary  income,  net of expenses)  and capital gain net income (that is, the excess of net long-term  capital  gains over net  short-term  capital  losses)
that it distributes to shareholders.

      If the Fund qualifies as a "regulated investment company" under the
Internal Revenue Code, it will not be liable for federal income tax on amounts it pays as dividends and other distributions. That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. The Fund qualified as a regulated investment company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify. The Internal Revenue
Code contains a number of complex tests to determine whether the Fund qualifies. The Fund might not meet those tests in a particular year. If it does not qualify, the Fund will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments of dividends and other distributions made to shareholders. In such an instance, all of the
Fund's dividends would be taxable to shareholders.

      To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its net tax-exempt income for the taxable year. The Fund must also satisfy certain other requirements of the
Internal Revenue Code, some of which are described below.  Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

      To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

      In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company.  Under that test, at the close of each quarter of the
Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.
For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S.
government securities.

|X|   Excise Tax on Regulated Investment Companies. Under the Internal
Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the
Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. To meet this requirement, in certain circumstances the Fund might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

|X|   Taxation of Fund Distributions. The Fund intends to qualify under the
Internal Revenue Code during each fiscal year to pay "exempt-interest dividends" to its shareholders. To satisfy this qualification, at the end of each quarter of its taxable year, at least 50% of the value of the Fund's total assets consists of obligations as defined in Section 103(a) of the
Internal Revenue Code, as amended. Exempt-interest dividends that are derived from net investment income earned by the Fund on municipal securities will be excludable from gross income of shareholders for federal income tax purposes.
To the extent the Fund fails to qualify to pay exempt-interest dividends in any given form, such dividends would be included in the gross income of shareholders for federal income tax purposes.

      Net investment income includes the allocation of amounts of income from the municipal securities in the Fund's portfolio that are free from federal income taxes. This allocation will be made by the use of one designated percentage applied uniformly to all income dividends paid during the Fund's tax year. That designation will normally be made following the end of each fiscal year as to income dividends paid in the prior year. The percentage of income designated as tax-exempt may substantially differ from the percentage of the Fund's income that was tax-exempt for a given period.

      A portion of the exempt-interest dividends paid by the Fund may be an item of tax preference for shareholders subject to the federal alternative minimum tax. The amount of any dividends attributable to tax preference items for purposes of the alternative minimum tax will be identified when tax information is distributed by the Fund.

      A shareholder receiving a dividend from income earned by the Fund from one or more of the following sources must treat the dividend as ordinary income in the computation of the shareholder's gross income, regardless of whether the dividend is reinvested:
(1)   certain taxable temporary investments (such as certificates of deposit, repurchase agreements, commercial paper and obligations of the U.S.
          government, its agencies and instrumentalities);
(2)   income from securities loans;
(3)   income or gains from options or futures,
(4)   any net short-term capital gain; and
(5)   any market discount amortization on tax-exempt bonds
      The Fund's dividends will not be eligible for the dividends-received deduction for corporations. Shareholders receiving Social Security or railroad retirement benefits should be aware that exempt-interest dividends are a factor in determining whether (and the extent to which) such benefits are subject to federal income tax. Losses realized by shareholders on the redemption of Fund shares within six months of purchase will be disallowed for federal income tax purposes to the extent of exempt-interest dividends received on such shares.

      In any year in which the Fund qualifies as a regulated investment company under the Internal Revenue Code, the Fund will also be exempt from
New York corporate income and franchise taxes. It will also be qualified under New York law to pay exempt-interest dividends that will be exempt from
New York State and New York City personal income taxes. That exemption applies to the extent that the Fund's distributions are attributable to interest on New York municipal securities. Distributions from the Fund attributable to income from sources other than New York municipal securities and U.S. government obligations will generally be subject to New York State and New York City personal income taxes as ordinary income.

      Distributions by the Fund from investment income and long- and short-term capital gains will generally not be excludable from taxable net investment income in determining New York corporate franchise tax and New
York City general corporation tax for corporate shareholders of the Fund.
Additionally, certain distributions paid to corporate shareholders of the
Fund may be includable in income subject to the New York alternative minimum tax.

      The Fund may either retain or distribute to shareholders its net capital gain for each taxable year.  The Fund currently intends to distribute any such amounts.  If the net capital gain is distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

     If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, the Fund will provide to shareholders of record on the last day of its taxable year information  regarding their pro rata share of the gain and tax paid. As a result,  each  shareholder  will be required to report his or her pro rata  share of the gain and tax paid on their tax  return as  long-term  capital gain,  will  receive a  refundable  tax credit for his/her pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

      Distributions by the Fund will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund).  Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

      The Fund will be required in certain cases to withhold 30% (29% for payments after December 31, 2003) of ordinary income dividends (not including
"exempt-interest dividends"), capital gains distributions (including short-term and long-term) and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when required, (2)
who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the
Fund that the shareholder is not subject to backup withholding or is an
"exempt recipient" (such as a corporation). All income and any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

|X|   Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares.  All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption.

      In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year.  However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal
Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

|X|   Foreign  Shareholders.  Under U.S.  tax law,  taxation of a  shareholder who is a foreign person (to include,  but not limited to, a nonresident  alien individual,  a foreign trust, a foreign estate,  a foreign  corporation,  or a foreign partnership)  primarily depends on whether the foreign person's income from the Fund is  effectively  connected  with the conduct of a U.S.  trade or
business.   Typically,   ordinary   income   dividends   paid  (not  including
exempt-interest  dividends  paid  by the  Fund)  from a  mutual  fund  are not considered "effectively connected" income.

      Ordinary income dividends that are paid by the Fund (and are deemed not
"effectively connected income") to foreign persons will be subject to a U.S.
tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Fund. All income and any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in
March of each year.

      If the ordinary income dividends from the Fund are effectively connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the
Fund obtains a properly completed and signed Certificate of Foreign Status.

      If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of
30% (29% for payments after December 31, 2003) on ordinary income dividends
(not including "exempt-interest dividends"), capital gains distributions
(including short-term and long-term) and the proceeds of the redemption of shares, paid to any foreign person. All income and any tax withheld (in this situation) by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

      The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein.
Foreign shareholders are urged to consult their own tax advisors or the U.S.
Internal Revenue Service with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S.
withholding taxes described above.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution.
To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account.
Dividends and/or distributions from shares of certain other Oppenheimer funds
(other than Oppenheimer Cash Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with
OppenheimerFunds Distributor, Inc. a subsidiary of the Manager that acts as the Fund's Distributor. The Distributor also distributes shares of the other
Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is
a division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds.  Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian Bank. Citibank, N.A. is the custodian bank of the Fund's assets. The custodian bank's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the custodian bank in a manner uninfluenced by any banking relationship the custodian bank may have with the Manager and its affiliates. The Fund's cash balances with the custodian bank in excess of $100,000 are not protected by federal deposit insurance.  Those uninsured balances at times may be substantial.

Independent Auditors. KPMG LLP are the independent auditors of the Fund. They audit the Fund's financial statements and perform other related audit services. They also act as auditors for certain other funds advised by the
Manager and its affiliates.

INDEPENDENT AUDITORS' REPORT

--------------------------------------------------------------------------------
 The Board of Trustees and Shareholders of
 Oppenheimer New York Municipal Fund:

 We have audited the accompanying statement of assets and liabilities of
 Oppenheimer New York Municipal Fund, including the statement of investments, as of September 30, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
 We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
 Oppenheimer New York Municipal Fund as of September 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/KPMG LLP
 KPMG LLP

 Denver, Colorado
 October 21, 2002

STATEMENT OF INVESTMENTS  September 30, 2002

Principal
Market Value
      Amount                                           Coupon
Maturity            See Note 1
-----------------------------------------------------------------------------------------------------
 Municipal Bonds and Notes--104.0%
-----------------------------------------------------------------------------------------------------
 New York--91.2%

 $13,500,000  Albany IDA (Charitable Leadership)        5.750%
07/01/2026       $    13,597,740
-----------------------------------------------------------------------------------------------------
   1,620,000  East Rochester Hsg.
Authority
              (North Park Nursing Home)                 5.200
10/20/2024             1,694,180
-----------------------------------------------------------------------------------------------------
      95,000  Erie County Tobacco
Asset
              Securitization Corp.                      6.250
07/15/2040               101,983
-----------------------------------------------------------------------------------------------------
   7,455,000  L.I. Power Authority                      0.000
06/01/2021             3,186,416
-----------------------------------------------------------------------------------------------------
   4,500,000  L.I. Power Authority                      0.000
06/01/2020             2,037,510
-----------------------------------------------------------------------------------------------------
  10,000,000  L.I. Power Authority                      0.000
06/01/2022             3,998,600
-----------------------------------------------------------------------------------------------------
   4,395,000  L.I. Power Authority, Series A            5.125
09/01/2029             4,489,492
-----------------------------------------------------------------------------------------------------
   1,800,000  Monroe County
IDA
              (Depaul Community Facilities)             5.875
02/01/2028             1,638,198
-----------------------------------------------------------------------------------------------------
  18,000,000  MTA Service Contract, Series A            5.125
01/01/2029            18,713,160
-----------------------------------------------------------------------------------------------------
   9,925,000  MTA, Series A                             5.125
11/15/2031            10,322,099
-----------------------------------------------------------------------------------------------------
   2,750,000  MTA, SERIES A                             5.250
11/15/2018             3,000,635
-----------------------------------------------------------------------------------------------------
      40,000  Newport Highlands HDC                     6.100
08/01/2024                41,970
-----------------------------------------------------------------------------------------------------
   2,500,000  Niagara County
IDA
              (American Ref-Fuel Company)               5.550
11/15/2024             2,608,850
-----------------------------------------------------------------------------------------------------
   7,645,000  Niagara Falls School District             5.375
06/15/2028             8,058,900
-----------------------------------------------------------------------------------------------------
     600,000  NY Counties Tobacco Trust II (TASC)       5.625
06/01/2035               614,784
-----------------------------------------------------------------------------------------------------
   4,480,000  NYC GO                                    5.000
03/15/2029             4,624,928
-----------------------------------------------------------------------------------------------------
   3,575,000  NYC GO                                    5.250
03/15/2032             3,711,207
-----------------------------------------------------------------------------------------------------
   2,500,000  NYC GO                                    5.375
12/01/2026             2,625,325
-----------------------------------------------------------------------------------------------------
       5,000  NYC GO                                    7.500
02/01/2019                 5,098
-----------------------------------------------------------------------------------------------------
   1,750,000  NYC GO                                    8.250
06/01/2007             2,147,425
-----------------------------------------------------------------------------------------------------
   5,000,000  NYC GO RIBS (1)                          10.460
08/01/2013             5,426,750
-----------------------------------------------------------------------------------------------------
   1,681,618  NYC HDC (Keith Plaza)                     6.500
02/15/2018             1,768,894
-----------------------------------------------------------------------------------------------------
   2,554,803  NYC HDC (Seaview Towers)                  6.500
01/15/2018             2,687,398
-----------------------------------------------------------------------------------------------------
     100,000  NYC Health & Hospital Corp.               5.375
02/15/2026               101,874
-----------------------------------------------------------------------------------------------------
   1,920,000  NYC Health & Hospital Corp.               5.450
02/15/2026             1,967,021
-----------------------------------------------------------------------------------------------------
  12,500,000  NYC Health & Hospital Corp.(1)            9.610
02/15/2023            13,093,875
-----------------------------------------------------------------------------------------------------
   5,000,000  NYC IDA (American Airlines)               8.500
08/01/2028             3,744,550
-----------------------------------------------------------------------------------------------------
   1,500,000  NYC IDA (American Council
of
              Learned Societies)                        5.250
07/01/2027             1,551,135
-----------------------------------------------------------------------------------------------------
   3,500,000  NYC IDA (Brooklyn Navy
Yard
              Cogeneration Partners)                    5.750
10/01/2036             3,513,335
-----------------------------------------------------------------------------------------------------
   3,965,000  NYC IDA (Community
Resource
              Developmentally Disabled)                 7.500
08/01/2026             4,044,260
-----------------------------------------------------------------------------------------------------
   1,020,000  NYC IDA (Eger Harbor House)(2)            4.950
11/20/2032             1,021,693
-----------------------------------------------------------------------------------------------------
   1,000,000  NYC IDA (Eger Harbor House)(2)            5.875
05/20/2044             1,100,250
-----------------------------------------------------------------------------------------------------
   4,000,000  NYC IDA (Northwest Airlines)              6.000
06/01/2027             2,394,680
-----------------------------------------------------------------------------------------------------
     500,000  NYC IDA (Polytechnic University)          6.125
11/01/2030               523,875

Principal
Market Value
      Amount                                           Coupon
Maturity            See Note 1
-----------------------------------------------------------------------------------------------------
 New York Continued

  $1,500,000  NYC IDA (Staten Island University
              Hospital)                                 6.450%
07/01/2032        $    1,538,220
-----------------------------------------------------------------------------------------------------
  16,250,000  NYC IDA (Touro College)                   6.350
06/01/2029            14,402,537
-----------------------------------------------------------------------------------------------------
   6,800,000  NYC IDA (Visy Paper)                      7.800
01/01/2016             6,894,792
-----------------------------------------------------------------------------------------------------
  13,500,000  NYC IDA (Visy Paper)                      7.950
01/01/2028            13,758,525
-----------------------------------------------------------------------------------------------------
   3,000,000  NYC Municipal Water Finance Authority     5.000
06/15/2022             3,121,140
-----------------------------------------------------------------------------------------------------
   3,000,000  NYC Municipal Water Finance Authority     5.000
06/15/2032             3,092,700
-----------------------------------------------------------------------------------------------------
   3,545,000  NYC Municipal Water Finance Authority     5.125
06/15/2031             3,686,091
-----------------------------------------------------------------------------------------------------
   6,000,000  NYC Municipal Water Finance Authority     5.125
06/15/2033             6,255,960
-----------------------------------------------------------------------------------------------------
   8,000,000  NYC Municipal Water Finance Authority     5.500
06/15/2033             8,645,680
-----------------------------------------------------------------------------------------------------
   5,000,000  NYC Municipal Water Finance Authority     0.000
06/15/2020             2,252,100
-----------------------------------------------------------------------------------------------------
   5,000,000  NYC TFA, Series C                         5.250
02/15/2018             5,449,700
-----------------------------------------------------------------------------------------------------
     370,000  NYC TFA, Series C                         5.500
11/01/2029               434,047
-----------------------------------------------------------------------------------------------------
   5,000,000  NYS DA (City University)                  5.250
07/01/2030             5,247,800
-----------------------------------------------------------------------------------------------------
  19,500,000  NYS DA (City University)                  5.375
07/01/2024            20,649,720
-----------------------------------------------------------------------------------------------------
      50,000  NYS DA (Dept. of Health)                  5.500
07/01/2025                52,738
-----------------------------------------------------------------------------------------------------
   5,750,000  NYS DA (Ithaca College)                   5.250
07/01/2026             5,996,617
-----------------------------------------------------------------------------------------------------
   2,160,000  NYS DA (Judicial Facilities Lease)        7.375
07/01/2016             2,795,105
-----------------------------------------------------------------------------------------------------
     235,000  NYS DA (Judicial Facilities Lease)        7.375
07/01/2016               304,097
-----------------------------------------------------------------------------------------------------
   1,500,000  NYS DA (Lenox Hill Hospital
              Obligated Group)                          5.500
07/01/2030             1,567,215
-----------------------------------------------------------------------------------------------------
  10,000,000  NYS DA (MSH/NYU
Hospital
              Center/HJDOI Obligated Group)             6.500
07/01/2025            10,920,400
-----------------------------------------------------------------------------------------------------
   2,230,000  NYS DA (Rockefeller University)           5.000
07/01/2032             2,321,564
-----------------------------------------------------------------------------------------------------
      35,000  NYS DA (St. Joseph's Hospital Health
              Center)                                   5.250
07/01/2018                37,211
-----------------------------------------------------------------------------------------------------
      95,000  NYS DA (St. Vincent's
Hospital
              and Medical Center)                       7.375
08/01/2011                96,386
-----------------------------------------------------------------------------------------------------
  23,090,000  NYS DA (State
University
              Educational Facilities)                   5.250
05/15/2015            26,484,230
-----------------------------------------------------------------------------------------------------
   2,510,000  NYS DA (State
University
              Educational Facilities)                   5.250
05/15/2021             2,811,602
-----------------------------------------------------------------------------------------------------
     500,000  NYS DA (Teachers College)                 5.000
07/01/2032               517,730
-----------------------------------------------------------------------------------------------------
   5,000,000  NYS DA (Upstate Community College)        5.000
07/01/2028             5,166,100
-----------------------------------------------------------------------------------------------------
   3,000,000  NYS EFC (NYC Municipal Water)             5.000
06/15/2027             3,108,360
-----------------------------------------------------------------------------------------------------
      85,000  NYS EFC (NYS Water Services)              6.600
09/15/2012                87,040
-----------------------------------------------------------------------------------------------------
      20,000  NYS EFC (NYS Water Services)              7.200
03/15/2011                20,091
-----------------------------------------------------------------------------------------------------
   3,000,000  NYS ERDA (Brooklyn Union Gas) RIBS(1)     9.515
07/08/2026             3,140,340
-----------------------------------------------------------------------------------------------------
   6,000,000  NYS ERDA (Brooklyn Union Gas) RIBS(1)    11.997
07/01/2026             7,620,420
-----------------------------------------------------------------------------------------------------
     350,000  NYS HFA (Multifamily Hsg.)                7.050
08/15/2024               357,465
-----------------------------------------------------------------------------------------------------
   6,085,000  NYS HFA RITES(1,3)                       10.326
11/01/2015             7,346,786
-----------------------------------------------------------------------------------------------------
     500,000  NYS LGAC, Series E                        5.000
04/01/2021               541,345
-----------------------------------------------------------------------------------------------------
      45,000  NYS Medcare (Hospital & Nursing Home)     5.400
08/15/2033                46,021
-----------------------------------------------------------------------------------------------------
   2,800,000  NYS Medcare (Long Term Health Care)       6.400
11/01/2014             2,867,144
-----------------------------------------------------------------------------------------------------
   3,000,000  NYS Thruway Authority                     5.375
04/01/2017             3,354,900

STATEMENT OF INVESTMENTS  Continued

Principal
Market Value
      Amount                                           Coupon
Maturity            See Note 1
-----------------------------------------------------------------------------------------------------
 New York Continued

  $1,000,000  NYS UDC (Correctional Facilities)         5.250%
01/01/2021       $     1,028,020
-----------------------------------------------------------------------------------------------------
   3,000,000  NYS UDC (Personal Income Tax)             5.125
03/15/2027             3,120,810
-----------------------------------------------------------------------------------------------------
  16,500,000  Onondaga County IDA (Coltec Industries)   7.000
05/01/2015            13,082,025
-----------------------------------------------------------------------------------------------------
   2,500,000  Onondaga County IDA (Solvay Paperboard)   6.800
11/01/2014             2,602,950
-----------------------------------------------------------------------------------------------------
  13,300,000  Onondaga County IDA (Solvay Paperboard)   7.000
11/01/2030            14,042,938
-----------------------------------------------------------------------------------------------------
   1,500,000  Otsego County IDA (Hartwick College)      5.900
07/01/2022             1,563,300
-----------------------------------------------------------------------------------------------------
   8,110,000  Port Authority NY/NJ (Delta Air Lines)    6.950
06/01/2008             7,828,177
-----------------------------------------------------------------------------------------------------
     250,000  Port Authority NY/NJ, 78th Series         6.500
04/15/2011               253,413
-----------------------------------------------------------------------------------------------------
   1,390,000  Rensselaer County
Tobacco
              Asset Securitization Corp.                5.625
06/01/2035             1,424,250
-----------------------------------------------------------------------------------------------------
   2,000,000  Rensselaer County
Tobacco
              Asset Securitization Corp.                5.750
06/01/2043             2,060,380
-----------------------------------------------------------------------------------------------------
   3,150,000  Rockland County
Tobacco
              Asset Securitization Corp.                5.750
08/15/2043             3,246,674
-----------------------------------------------------------------------------------------------------
  10,000,000  SONYMA, Series 29 RITES(1)                8.728
10/01/2024            10,297,800
-----------------------------------------------------------------------------------------------------
      20,000  SONYMA, Series 82                         5.650
04/01/2030                20,892
-----------------------------------------------------------------------------------------------------
     100,000  Suffolk County IDA (Dowling College)      6.625
06/01/2024                87,183
-----------------------------------------------------------------------------------------------------
  10,250,000  Triborough Bridge & Tunnel Authority(2)   5.000
11/15/2027            10,616,130
-----------------------------------------------------------------------------------------------------
  14,100,000  Triborough Bridge & Tunnel Authority(2)   5.000
11/15/2032            14,592,090
-----------------------------------------------------------------------------------------------------
  18,205,000  Triborough Bridge & Tunnel Authority(2)   5.125
11/15/2029            19,038,243
-----------------------------------------------------------------------------------------------------
  10,000,000  Triborough Bridge &
Tunnel
              Authority RITES(1,2,3)                    5.000
11/15/2032            11,429,200
-----------------------------------------------------------------------------------------------------
     175,000  TSASC, Inc. (TFABs)                       5.500
07/15/2024               177,966
-----------------------------------------------------------------------------------------------------
  85,650,000  TSASC, Inc. (TFABs)(2)                    5.750
07/15/2032            88,590,365
-----------------------------------------------------------------------------------------------------
   9,750,000  TSASC, Inc. (TFABs)                       6.250
07/15/2034            10,429,088
-----------------------------------------------------------------------------------------------------
     580,000  Utica GO                                  6.000
01/15/2006               616,047
-----------------------------------------------------------------------------------------------------
     560,000  UTICA GO                                  6.250
01/15/2007               603,585
-----------------------------------------------------------------------------------------------------
   3,000,000  Utica IDA (Utica College Civic Facility)  5.750
08/01/2028             2,788,740
-----------------------------------------------------------------------------------------------------
   1,250,000  Utica IDA (Utica College Civic Facility)  6.750
12/01/2021             1,274,888
-----------------------------------------------------------------------------------------------------
   2,000,000  Westchester County
IDA
              (Rippowam-Cisqua School)                  5.750
06/01/2029             2,068,760

--------------

536,031,923

-----------------------------------------------------------------------------------------------------
   U.S.
Possessions--12.8%
   8,375,000  Guam GO, Series A                         5.400
11/15/2018             8,185,055
-----------------------------------------------------------------------------------------------------
   1,085,000  Guam GO, Series A                         6.000
09/01/2006             1,085,293
-----------------------------------------------------------------------------------------------------
   5,250,000  Guam Power Authority, Series A            5.125
10/01/2029             5,489,295
-----------------------------------------------------------------------------------------------------
  10,000,000  Guam Power Authority, Series A            5.250
10/01/2034            10,500,000
-----------------------------------------------------------------------------------------------------
   1,050,000  Puerto Rico Aqueduct & Sewer Authority   10.250
07/01/2009             1,346,205
-----------------------------------------------------------------------------------------------------
  24,000,000  Puerto Rico Electric Power Authority      0.000
07/01/2017            13,111,920
--------------------------------------------------------------------------------
   9,000,000  Puerto Rico Highway
&
              Transportation Authority RITES(1)         8.901
07/01/2010             9,768,330

Principal
Market Value
      Amount                                           Coupon
Maturity            See Note 1
--------------------------------------------------------------------------------
 U.S. Possessions Continued

  $3,720,000  Puerto Rico Highway
&
              Transportation Authority, Series D        5.250%
07/01/2038          $  3,927,501
--------------------------------------------------------------------------------
     680,000  Puerto Rico Infrastructure                7.750
07/01/2008               695,436
--------------------------------------------------------------------------------
      25,000  Puerto Rico Infrastructure                7.900
07/01/2007                25,545
--------------------------------------------------------------------------------
   9,025,000  Puerto Rico ITEMECF (Congeneration
              Facilities)                               6.625
06/01/2026             9,438,255
--------------------------------------------------------------------------------
   9,285,000  Puerto Rico Port Authority (American
              Airlines)                                 6.250
06/01/2026             5,480,750
--------------------------------------------------------------------------------
   3,950,000  Puerto Rico Public Finance Corp.,
              Series E                                  5.500
08/01/2029             4,271,609
--------------------------------------------------------------------------------
   1,485,000  V.I. Public Finance Authority             5.500
10/01/2022             1,519,229

---------------

74,844,423

--------------------------------------------------------------------------------
   Total Investments, at Value (Cost $576,297,287)
104.0%          610,876,346
--------------------------------------------------------------------------------
   Liabilities in Excess of Other Assets
(4.0)          (23,251,825)

---------------------------------
   Net Assets
100.0%         $587,624,521

=================================

STATEMENT OF INVESTMENTS  Continued

Footnotes to Statement of Investments
To simplify the listings of securities, abbreviations are used per the table below:

DA          Dormitory Authority
EFC         Environmental Facilities Corp.
ERDA        Energy Research and Development Authority
GO          General Obligation
HDC         Housing Development Corp.
HFA         Housing Finance Agency
HJDOI       Hospital for Joint Diseases OrthopaedicInstitute
IDA         Industrial Development Agency
ITEMECF     Industrial, Tourist, Educational, Medical and Environmental
            Community Facilities
L.I.        Long Island
LGAC        Local Government Assistance Corp.
MSH/NYU     Mount Sinai Hospital/New York University
MTA         Metropolitan Transportation Authority
NY/NJ       New York/New Jersey
NYC         New York City
NYS         New York State
RIBS        Residual Interest Bonds
RITES       Residual Interest Tax Exempt Security
SONYMA      State of New York Mortgage Agency
TASC        Tobacco Settlement Asset-Backed Bonds
TFA         Transitional Finance Authority
TFABs       Tobacco Flexible Amortization Bonds
UDC         Urban Development Corp.
V.I.        United States Virgin Islands

1. Represents the current interest rate for a variable rate bond known as an
"inverse floater." See Note 1 of Notes to Financial Statements.
2. When-issued security to be delivered and settled after September 30, 2002.
3. Identifies issues considered to be illiquid--See Note 6 of Notes to Financial
Statements.

Distribution of investments by industry of issue, as a percentage of total investments at value, is as follows:

 Industry                               Market Value          Percent
---------------------------------------------------------------------
 Tobacco                              $  106,645,490            17.5%
 Highways/Railways                       104,762,288            17.1
 Higher Education                         91,387,021            15.0
 Electric Utilities                       55,764,823             9.1
 Paper, Containers & Packaging        37,299,205             6.1
 Hospital/Health Care                     32,288,105             5.3
 Water Utilities                          26,496,031             4.3
 General Obligation                       24,405,785             4.0
 Sales Tax Revenue                        20,248,602             3.3
 Airlines                                 19,448,157             3.2
 Not-for-Profit Organization              17,642,000             2.9
 Resource Recovery                        15,690,875             2.6
 Multifamily Housing                      13,896,693             2.3
 Municipal Leases                         12,186,122             2.0
 Single Family Housing                    10,318,692             1.7
 Gas Utilities                             7,620,420             1.2
 Sewer Utilities                           5,119,336             0.8
 Pollution Control                         3,140,340             0.5
 Marine/Aviation Facilities                2,375,356             0.4
 Education                                 2,068,760             0.3
 Adult Living Facilities                   1,638,198             0.3
 Special Assessment                          434,047             0.1
                                        -----------------------------
 Total                                  $610,876,346           100.0%
                                        =============================

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES  September 30, 2002

--------------------------------------------------------------------------------
 Assets

 Investments, at value (cost $576,297,287)--see accompanying statement
$610,876,346
--------------------------------------------------------------------------------
 Cash
14,870,407
--------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold
65,807,700
 Interest
8,648,264
 Shares of beneficial interest sold
1,884,469
 Other
4,709

-------------
 Total assets
702,091,895

--------------------------------------------------------------------------------
 Liabilities
 Payables and other liabilities:
 Investments purchased (including $102,191,694 purchased on a when-issued basis)
111,643,747
 Dividends
1,724,202
 Shares of beneficial interest redeemed
498,983
 Distribution and service plan fees
344,988
 Trustees' compensation
122,901
 Transfer and shareholder servicing agent fees
58,361
 Shareholder reports
32,971
 Other
41,221

-------------
 Total liabilities
114,467,374

--------------------------------------------------------------------------------
 Net Assets
$587,624,521

=============

--------------------------------------------------------------------------------
 Composition of Net Assets
 Par value of shares of beneficial interest                           $
46,083
--------------------------------------------------------------------------------
 Additional paid-in capital
561,480,581
--------------------------------------------------------------------------------
 Undistributed net investment income
942,326
--------------------------------------------------------------------------------
 Accumulated net realized loss on investment transactions
(9,423,528)
--------------------------------------------------------------------------------
 Net unrealized appreciation on investments
34,579,059

-------------
 Net Assets
$587,624,521

=============

STATEMENT OF ASSETS AND LIABILITIES Continued
--------------------------------------------------------------------------------

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on
net assets of $536,125,598 and 42,045,401 shares of
beneficial interest outstanding)                                         $12.75
Maximum offering price per share (net asset value plus sales
charge of 4.75% of offering price)                                       $13.39
--------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred sales charge) and offering price per
 share (based on net assets of $40,895,795 and 3,206,262
 shares of beneficial interest outstanding)                              $12.75
--------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred sales charge) and offering price per
 share (based on net assets of $10,603,128 and 831,376
 shares of beneficial interest outstanding)                              $12.75

 See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS  For the Year Ended September 30, 2002

-------------------------------------------------------------------------------
 Investment Income
 Interest                                                         $36,493,427

-------------------------------------------------------------------------------
 Expenses
 Management fees                                                    3,095,247
-------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                            1,230,434
 Class B                                                              420,366
 Class C                                                               91,764
-------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                              417,881
 Class B                                                               32,919
 Class C                                                                7,336
-------------------------------------------------------------------------------
 Shareholder reports                                                  107,946
-------------------------------------------------------------------------------
 Custodian fees and expenses                                           49,039
-------------------------------------------------------------------------------
 Trustees' compensation                                                29,393
-------------------------------------------------------------------------------
 Interest expense                                                       7,164
-------------------------------------------------------------------------------
 Other                                                                 42,770
                                                                  -------------
 Total expenses                                                     5,532,259
 Less reduction to custodian expenses                                 (13,152)
                                                                  -------------
 Net expenses                                                       5,519,107

-------------------------------------------------------------------------------
 Net Investment Income                                             30,974,320

-------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)
 Net realized gain (loss) on:
 Investments                                                        6,002,659
 Closing of futures contracts                                      (1,481,400)
                                                                  -------------
 Net realized gain                                                  4,521,259
-------------------------------------------------------------------------------
 Net change in unrealized depreciation on investments              (1,793,435)
                                                                  -------------
 Net realized and unrealized gain                                   2,727,824

-------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting From Operations             $33,702,144
                                                                  =============

 See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

 Year Ended September 30,                                       2002
2001
--------------------------------------------------------------------------------
 Operations

 Net investment income                                  $ 30,974,320  $
30,414,511
--------------------------------------------------------------------------------
 Net realized gain (loss)                                  4,521,259
(1,094,870)
--------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)     (1,793,435)
24,433,244

----------------------------
 Net increase in net assets resulting from operations     33,702,144
53,752,885

--------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders
 Dividends from net investment income:
 Class A                                                 (27,928,216)
(27,229,112)
 Class B                                                  (1,907,404)
(2,104,850)
 Class C                                                    (416,916)
(304,545)

--------------------------------------------------------------------------------
 Beneficial Interest Transactions
 Net increase (decrease) in net assets resulting from
 beneficial interest transactions:
 Class A                                                   2,465,308
(645,404)
 Class B                                                  (5,695,177)
(5,275,052)
 Class C                                                   2,266,607
2,030,767

--------------------------------------------------------------------------------
 Net Assets
 Total increase                                            2,486,346
20,224,689
--------------------------------------------------------------------------------
 Beginning of period                                     585,138,175
564,913,486

----------------------------
 End of period [including undistributed net investment
 income of $942,326 and $220,542, respectively]         $587,624,521
$585,138,175

============================

 See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
 1. Significant Accounting Policies

 Oppenheimer New York Municipal Fund (the Fund) is registered under the
 Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund's investment objective is to seek the maximum current income exempt from federal, New York State and New York City income taxes for individual investors consistent with preservation of capital.
 The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities
 (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value.
 Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type"
 debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 Securities Purchased on a When-Issued (or Forward Commitment) Basis. Delivery
 and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the
 Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its commitments.
 These transactions of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. As of September 30,
 2002, the Fund had entered into when-issued purchase commitments (or forward commitments) of $102,191,694.

--------------------------------------------------------------------------------
 Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates.
 As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The
 Fund intends to invest no more than 20% of its total assets in inverse floaters. Inverse floaters amount to $68,123,501 as of September 30, 2002.
 Including the effect of leverage, inverse floaters represent 12.17% of the
 Fund's total assets as of September 30, 2002.
--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to continue to comply with provisions of the
 Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.
 Therefore, no federal income or excise tax provision is required.

 As of September 30, 2002, the Fund had available for federal income tax purposes an unused capital loss carryforward as follows:

                             Expiring
                             -----------------------
                             2009         $4,697,013
--------------------------------------------------------------------------------
 Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended
 September 30, 2002, the Fund's projected benefit obligations were increased by
 $13,072 and payments of $12,454 were made to retired trustees, resulting in an accumulated liability of $117,227 as of September 30, 2002.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund.
 Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued

 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
 Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. The tax character of distributions paid during the years ended September 30, 2002 and September 30, 2001 was as follows:

                                           Year Ended         Year Ended
                                   September 30, 2002 September 30, 2001
                 -------------------------------------------------------
                 Distributions paid from:
                 Ordinary income          $30,252,536       $29,638,507
                 Long-term capital gain            --                --
                 Return of capital                 --                --
                                          -----------------------------
                 Total                    $30,252,536       $29,638,507
                                          =============================

 As of September 30, 2002, the components of distributable earnings on a tax basis were as follows:

                 Undistributed net investment income $   942,326
                 Accumulated net realized loss        (9,423,528)
                 Net unrealized appreciation          34,579,059
                                                     -----------
                 Total                               $26,097,857
                                                     ===========
--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date.
 Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                       Year Ended September 30, 2002   Year Ended September 30,
2001
                                Shares        Amount           Shares
Amount
--------------------------------------------------------------------------------
 Class A

 Sold                        3,479,772   $43,555,176        5,312,385
$66,617,258
 Dividends and/or
 distributions reinvested    1,461,383    18,313,181        1,412,094
17,725,446
 Redeemed                   (4,747,937)  (59,403,049)      (6,776,133)
(84,988,108)

---------------------------------------------------------
 Net increase (decrease)       193,218   $ 2,465,308          (51,654)   $
(645,404)

=========================================================

--------------------------------------------------------------------------------
 Class B
 Sold                          730,570   $ 9,150,679          909,671
$11,425,012
 Dividends and/or
 distributions reinvested       99,794     1,251,055          107,029
1,343,416
 Redeemed                   (1,285,667)  (16,096,911)      (1,441,180)
(18,043,480)

---------------------------------------------------------
 Net decrease                 (455,303)  $(5,695,177)        (424,480)
$(5,275,052)

=========================================================

--------------------------------------------------------------------------------
 Class C
 Sold                          278,896   $ 3,497,987          255,501    $
3,210,842
 Dividends and/or
 distributions reinvested       21,696       271,877           15,294
192,258
 Redeemed                     (120,092)   (1,503,257)        (109,732)
(1,372,333)

---------------------------------------------------------
 Net increase                  180,500   $ 2,266,607          161,063    $
2,030,767

=========================================================

--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended September 30, 2002, were
 $444,668,426 and $418,216,525, respectively.

 As of September 30, 2002, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $581,023,808 was composed of:

                     Gross unrealized appreciation   $ 39,777,265
                     Gross unrealized depreciation     (9,924,727)
                                                     ------------
                     Net unrealized appreciation     $ 29,852,538
                                                     ============

 The difference between book-basis and tax-basis unrealized appreciation and depreciation, if applicable, is attributable primarily to the tax deferral of losses on wash sales, or return of capital dividends, and the realization for tax purposes of unrealized gain (loss) on certain futures contracts, investments in passive foreign investment companies, and forward foreign currency exchange contracts.

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates

 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of
 0.60% of the first $200 million of average annual net assets, 0.55% of the next
 $100 million, 0.50% of the next $200 million, 0.45% of the next $250 million,
 0.40% of the next $250 million, and 0.35% of average annual net assets in excess of $1 billion.
--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the
 Manager, acts as the transfer and shareholder servicing agent for the Fund. The
 Fund pays OFS a $22.50 per account fee.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's
 Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the
 Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                               Aggregate       Class A    Concessions
Concessions     Concessions
                               Front-End     Front-End     on Class A       on
Class B      on Class C
                           Sales Charges Sales Charges         Shares
Shares          Shares
                              on Class A   Retained by    Advanced by
Advanced by     Advanced by
 Year Ended                       Shares   Distributor Distributor(1)
Distributor(1)  Distributor(1)
--------------------------------------------------------------------------------

 September 30, 2002             $518,402      $112,880         $2,026
$281,132         $26,138

1. The Distributor advances concession payments to dealers for certain sales of
Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                             Class A                   Class B
Class C
                 Contingent Deferred       Contingent Deferred      Contingent
Deferred
                       Sales Charges             Sales Charges            Sales
Charges
 Year Ended  Retained by Distributor   Retained by Distributor  Retained by
Distributor
---------------------------------------------------------------------------------------

 September 30, 2002              $--
$109,114                   $1,825

--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class
 A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of
 Class A shares of the Fund. For the year ended September 30, 2002, payments under the Class A Plan totaled $1,230,434, all of which were paid by the
 Distributor to recipients, and included $19,916 paid to an affiliate of the
 Manager. Any unreimbursed expenses the Distributor incurs with respect to Class
 A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B and Class C Shares. The Fund has
 adopted Distribution and Service Plans for Class B and Class C shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of
 0.75% per year on Class B shares and on Class C shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the year ended September 30,
 2002, were as follows:

                                                                  Distributor's
                                                   Distributor's      Aggregate
                                                       Aggregate   Unreimbursed
                                                    Unreimbursed  Expenses as %
                  Total Payments  Amount Retained       Expenses  of Net Assets
                      Under Plan   by Distributor     Under Plan       of Class
-------------------------------------------------------------------------------
 Class B Plan           $420,366         $332,690     $1,559,737          3.81%
 Class C Plan             91,764           29,737        166,912          1.57

-------------------------------------------------------------------------------
 5. Futures Contracts

 A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

    The Fund generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.

    Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

    Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of
 Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the Statement of Operations as closing and expiration of futures contracts.

    Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

NOTES TO FINANCIAL STATEMENTS  Continued

-------------------------------------------------------------------------------
 6. Illiquid Securities

 As of September 30, 2002, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The
 Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of
 September 30, 2002 was $18,775,986, which represents 3.20% of the Fund's net assets.
-------------------------------------------------------------------------------
 7. Bank Borrowings

 The Fund may borrow up to 33 1/3% of its total assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. Effective August
 15, 2002, the Fund has entered into an agreement which enables it to participate with certain other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $250 million, collectively.
 Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.625%. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.

    The Fund had no borrowings outstanding at September 30, 2002. For the year ended September 30, 2002, the average monthly loan balance was $282,357 at an average interest rate of 2.429%. The Fund had gross borrowings and gross loan repayments of $15,600,000 and $15,600,000, respectively, during the year ended
 September 30, 2002. The maximum amount of borrowings outstanding at any month-end was $4,200,000. The Fund paid $150 in commitment fees during the year ended September 30, 2002.

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------
 In early 2003, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2002.
 Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

    None of the dividends paid by the Fund during the year ended September 30,
 2002 are eligible for the corporate dividend-received deduction. The dividends were derived from interest on municipal bonds and are not subject to federal income tax. To the extent a shareholder is subject to any state or local tax laws, some or all of the dividends received may be taxable.

    The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

                                  Appendix A

                      MUNICIPAL BOND RATINGS DEFINITIONS

Below   are    summaries   of   the   rating    definitions    used   by   the
nationally-recognized  rating agencies listed below for municipal  securities.
Those ratings  represent the opinion of the agency as to the credit quality of issues that they rate. The summaries  below are based upon  publicly-available information provided by the rating organizations.

                 Moody's Investors Service, Inc. ("Moody's")
------------------------------------------------------------------------------

                            Long-Term Bond Ratings

Aaa:  Bonds  rated  "Aaa" are  judged to be the best  quality.  They carry the smallest  degree of  investment  risk.  Interest  payments are  protected by a large or by an  exceptionally  stable  margin and  principal is secure.  While the various protective  elements are likely to change, the changes that can be expected  are most  unlikely to impair the  fundamentally  strong  position of such issues.

Aa:  Bonds  rated  "Aa" are  judged to be of high  quality  by all  standards.
Together  with the "Aaa" group,  they  comprise  what are  generally  known as high-grade  bonds.  They are rated lower than the best bonds  because  margins of protection  may not be as large as with "Aaa"  securities or fluctuation of protective  elements  may be of  greater  amplitude  or  there  may  be  other elements  present which make the long-term  risk appear  somewhat  larger than the of "Aaa" securities.

A: Bonds rated "A" possess many favorable investment  attributes and are to be considered  as  upper-medium-grade  obligations.  Factors  giving  security to principal  and  interest are  considered  adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds rated "Baa" are considered medium-grade obligations;  that is, they are  neither  highly  protected  nor poorly  secured.  Interest  payments  and principal  security  appear  adequate  for the present but certain  protective elements  may be  lacking  or may be  characteristically  unreliable  over any great length of time. Such bonds lack outstanding  investment  characteristics and have speculative characteristics as well.

Ba:  Bonds rated "Ba" are judged to have  speculative  elements.  Their future cannot be  considered  well-assured.  Often the  protection  of  interest  and principal  payments  may be very  moderate  and thereby  not well  safeguarded during  both good and bad  times  over the  future.  Uncertainty  of  position characterizes bonds in this class.

B:  Bonds  rated  "B"  generally   lack   characteristics   of  the  desirable
investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds rated "Caa" are of poor standing.  Such issues may be in default or there  may be  present  elements  of  danger  with  respect  to  principal  or interest.
Ca: Bonds rated "Ca"  represent  obligations  which are  speculative in a high degree. Such issues are
often in default or have other marked shortcomings.

C: Bonds  rated "C" are the lowest  class of rated  bonds and can be  regarded as having  extremely  poor  prospects of ever  attaining  any real  investment standing.

Con. (...):  Bonds for which the security  depends on the completion of some act or the fulfillment of some condition are rated conditionally.  These bonds are secured by (a)  earnings  of  projects  under  construction,  (b)  earnings of projects  unseasoned  in  operating  experience,  (c) rentals  that begin when facilities  are  completed,  or (d)  payments  to which  some  other  limiting condition attaches.  The parenthetical  rating denotes probable credit stature upon completion of construction or elimination of the basis of the condition.

Moody's  applies  numerical  modifiers  1,  2,  and 3 in each  generic  rating classification  from "Aa" through  "Caa." The modifier "1" indicates  that the obligation  ranks  in the  higher  end of its  generic  rating  category;  the modifier "2" indicates a mid-range  ranking;  and the modifier "3" indicates a ranking in the lower end of that generic rating  category.  Advanced  refunded issues that are secured by certain assets are identified with a # symbol.

               Short-Term Ratings - U.S. Tax-Exempt Municipals

There are three ratings for short-term  obligations that are investment grade.
Short-term  speculative  obligations  are  designated  "SG." For variable rate demand  obligations,  a  two-component  rating is  assigned.  The first  (MIG)
element  represents an evaluation by Moody's of the degree of risk  associated with  scheduled  principal and interest  payments.  The second  element (VMIG)
represents  an  evaluation  of the degree of risk  associated  with the demand feature.

MIG  1/VMIG 1:  Denotes  superior  credit  quality.  Excellent  protection  is afforded by  established  cash flows,  highly  reliable  liquidity  support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: Denotes strong credit  quality.  Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: Denotes  acceptable  credit  quality.  Liquidity  and  cash-flow protection  may be narrow,  and market access for  refinancing is likely to be less well established.

SG:  Denotes  speculative-grade  credit  quality.  Debt  instruments  in  this category may lack margins of protection.

 Standard & Poor's Rating Services, a division of the McGraw Hill Companies,
                          Inc. ("Standard & Poor's")
------------------------------------------------------------------------------

Long-Term Credit Ratings

AAA: Bonds rated "AAA" the highest rating assigned by Standard & Poor's. The obligor's  capacity  to meet  its  financial  commitment  on the  obligation  is extremely strong.

AA: Bonds rated "AA" differ from the highest rated  obligations  only in small degree.  The  obligor's  capacity  to meet  its  financial  commitment  on the obligation is very strong.
A: Bonds rated "A" are somewhat  more  susceptible  to the adverse  effects of
changes  in  circumstances   and  economic   conditions  than  obligations  in
higher-rated   categories.   However,  the  obligor's  capacity  to  meet  its
financial commitment on the obligation is still strong.

BBB:  Bonds rated  "BBB"  exhibit  adequate  protection  parameters.  However, adverse economic conditions or changing  circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial  commitment on the obligation.

BB, B, CCC, CC, and C

Obligations  rated  "BB",  "B",  "CCC",  "CC" and "C" are  regarded  as having significant  speculative  characteristics.  "BB" indicates the least degree of speculation and "C" the highest.  While such obligations will likely have some quality  and  protective  characteristics,  these may be  outweighed  by large uncertainties or major exposures to adverse conditions.

BB:  Bonds  rated  "BB"  are  less   vulnerable  to   nonpayment   than  other
speculative  issues.  However,  these  face  major  ongoing  uncertainties  or exposure to adverse business,  financial,  or economic  conditions which could lead to the obligor's  inadequate capacity to meet its financial commitment on the obligation.

B: Bonds rated "B" are more  vulnerable to nonpayment than  obligations  rated
"BB,"  but the  obligor  currently  has the  capacity  to meet  its  financial commitment  on  the  obligation.  Adverse  business,  financial,  or  economic conditions  will likely impair the obligor's  capacity or  willingness to meet its financial commitment on the obligation.

CCC:  Bonds  rated  "CCC" are  currently  vulnerable  to  nonpayment,  and are dependent upon favorable business,  financial, and economic conditions for the obligor to meet its financial  commitment on the  obligation.  In the event of adverse business,  financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:  Bonds rated "CC" are currently highly vulnerable to nonpayment.

C:  The "C"  rating  may be  used to  cover  a  situation  where a  bankruptcy petition  has been filed or similar  action has been  taken,  but  payments on this obligation are being continued.

D: Bonds  rated "D" are in payment  default.  The "D" rating  category is used when  payments  on an  obligation  are not  made on the  date  due even if the applicable  grace period has not expired,  unless  Standard & Poor's  believes that such payments will be made during such grace period.  The "D" rating also will be used  upon the  filing of a  bankruptcy  petition  or the  taking of a similar action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus  or minus  sign to show relative standing within the major rating categories. c:
The `c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p: The letter `p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

r: The `r' highlights  derivative,  hybrid,  and certain other  obligations that
Standard  &   Poor's   believes  may  experience  high  volatility  or  high
variability in expected returns as a result of noncredit risks. Examples of such obligations  are  securities  with  principal  or  interest  return  indexed  to
equities,   commodities,   or  currencies;   certain  swaps  and  options;   and
interest-only  and  principal-only  mortgage  securities.  The absence of an `r'
symbol should not be taken as an indication  that an obligation  will exhibit no volatility or variability in total return.

Short-Term Issue Credit Ratings

SP-1:  Strong  capacity to pay principal  and  interest.  An issue with a very strong capacity to pay debt service is given a (+) designation.
SP-2:   Satisfactory  capacity  to  pay  principal  and  interest,  with  some vulnerability  to adverse  financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.
------------------------------------------------------------------------------

International Long-Term Credit Ratings

Investment Grade:
AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk.  Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and
"D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D"
have a poor prospect for repaying all obligations.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories.  Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

International Short-Term Credit Ratings

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

                                   Appendix B

                     Municipal Bond Industry Classifications

Adult Living Facilities
Airlines
Education
Electric Utilities
Gas Utilities
General Obligation
Higher Education
Highways/Railways
Hospital/Healthcare
Hotels, Restaurants & Leisure
Manufacturing, Durable Goods
Manufacturing, Non Durable Goods
Marine/Aviation Facilities
Multi-Family Housing
Municipal Leases
Non Profit Organization
Paper, Containers & Packaging
Parking Fee Revenue
Pollution Control
Resource Recovery
Sales Tax Revenue
Sewer Utilities
Single Family Housing
Special Assessment
Special Tax
Sports Facility Revenue
Student Loans
Telephone Utilities
Tobacco
Water Utilities

                                   Appendix C

         OppenheimerFunds Special Sales Charge Arrangements and Waivers

--------------------------------------------------------------

In certain cases, the initial sales charge that applies to purchases of Class
A shares1 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.2  That is because of the economies of sales efforts realized by OppenheimerFunds
Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to
Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
         1) plans qualified under Sections 401(a) or 401(k) of the Internal
            Revenue Code,
         2) non-qualified deferred compensation plans,
         3) employee benefit plans3
         4) Group Retirement Plans4
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"), including traditional
            IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

1 Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
2 In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to
"redemptions" mean "repurchases" of shares.
3 An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
4 The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement
Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
5 However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement
Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
6 This provision does not apply to IRAs.
7 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.
8 The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
9 This provision does not apply to IRAs.
10 This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
11 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

I.  Applicability of Class A Contingent  Deferred Sales Charges in Certain Cases
------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred
Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National
Municipals and Rochester Fund Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption).
Additionally, on shares purchased under these waivers that are subject to the
Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent
Deferred Sales Charge."5 This waiver provision applies to:
|_|   Purchases of Class A shares aggregating $1 million or more.
|_|   Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans
         (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3)
         certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|   Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
         2) by a direct rollover of a distribution from a qualified
            Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
|_|   Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
         1) The record keeping is performed by Merrill Lynch Pierce Fenner &
            Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the
            Retirement Plan. On the date the plan sponsor signs the
            record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch
            Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by MLIM (the funds described in (a) and (b)
            are referred to as "Applicable Investments").
         2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement
            Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable
            Investments.
3)    The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees
            (as determined by the Merrill Lynch plan conversion manager).
II.            Waivers of Class A Sales Charges of Oppenheimer Funds
------------------------------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any
Class A sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   The Manager or its affiliates.
|_|   Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews;
         relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
|_|   Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the
         Distributor for that purpose.
|_|   Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|   Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the
         Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_|   Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing
         specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|   Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_|   "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_|   Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_|   Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|_|   A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_|   Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
|_|   Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue
         Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
         Advisors) whose Class B or Class C shares of a Former Quest for
         Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November
         24, 1995.
|_|   A qualified Retirement Plan that had agreed with the former Quest for
         Value Advisors to purchase shares of any of the Former Quest for
         Value Funds at net asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by
         December 31, 1996.

B. Waivers of Initial and Contingent Deferred Sales Charges in Certain
Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|   Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds
         (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
|_|   Shares purchased through a broker-dealer that has entered into a special agreement with the Distributor to allow the broker's customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid. This waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund,
         Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.
|_|   Shares purchased with the proceeds of maturing principal units of any
         Qualified Unit Investment Liquid Trust Series.
|_|   Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_|   To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_|   Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account
         Rules and Policies," in the applicable fund Prospectus).
|_|   For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established.
         2) To return excess contributions.
         3) To return contributions made due to a mistake of fact.
4)    Hardship withdrawals, as defined in the plan.6
         5) Under a Qualified Domestic Relations Order, as defined in the
            Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.
         9) Separation from service.7
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special
            arrangements with the Distributor.
         11)      Plan termination or "in-service distributions," if the
            redemption proceeds are rolled over directly to an
            OppenheimerFunds-sponsored IRA.
|_|   For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
|_|   For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
|_|   For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.

III. Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer  Funds
---------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|_|   Shares redeemed involuntarily, as described in "Shareholder Account
         Rules and Policies," in the applicable Prospectus.
|_|   Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_|   The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security
         Administration.
|_|   Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|   Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|_|   Redemptions requested in writing by a Retirement Plan sponsor of Class
         C shares of an Oppenheimer fund in amounts of $500,000 or more and made more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested in Class
         N shares of one or more Oppenheimer funds.
|_|   Distributions8 from Retirement Plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established in an Oppenheimer fund.
         2) To return excess contributions made to a participant's account.
         3) To return contributions made due to a mistake of fact.
         4) To make hardship withdrawals, as defined in the plan.9
         5) To make distributions required under a Qualified Domestic
            Relations Order or, in the case of an IRA, a divorce or
            separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.10
         9) On account of the participant's separation from service.11
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a
            Retirement Plan if the plan has made special arrangements with the Distributor.
         11)      Distributions made on account of a plan termination or
            "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
         12)      For distributions from a participant's account under an
            Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
         13)      Redemptions of Class B shares under an Automatic Withdrawal
            Plan for an account other than a Retirement Plan, if the
            aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         14)      For distributions from 401(k) plans sponsored by
            broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares or Class C shares under an Automatic
         Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|   Shares sold to the Manager or its affiliates.
|_|   Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|   Shares issued in plans of reorganization to which the Fund is a party.
|_|   Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in
         Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.
IV.        Special Sales Charge Arrangements for Shareholders of Certain
       Oppenheimer Funds Who Were Shareholders of Former Quest for Value Funds
-------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class
A, Class B and Class C shares described in the Prospectus or Statement of
Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value
Funds.  To be eligible, those persons must have been shareholders on November
24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds.  Those funds include:

   Oppenheimer Quest Value Fund, Inc.           Oppenheimer Small Cap Value
   Fund
   Oppenheimer Quest Balanced Value Fund        Oppenheimer Quest Global
   Value Fund, Inc.
   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on
November 24, 1995:

   Quest for Value U.S. Government Income Fund  Quest for Value New York
   Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest for Value
   National Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest for Value California
   Tax-Exempt Fund

      All of the funds listed above are referred to in this Appendix as the
"Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:
|_|   acquired by such shareholder pursuant to an exchange of shares of an
         Oppenheimer fund that was one of the Former Quest for Value Funds,
         or
|_|   purchased by such shareholder by exchange of shares of another
         Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on
         November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

|X|   Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
Value Funds Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for Class A shares purchased by members of
"Associations" formed for any purpose other than the purchase of securities.
The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                   2.50%                2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least  10 but not        2.00%                2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

------------------------------------------------------------------------------
      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

|X|   Waiver of Class A Sales Charges for Certain Shareholders.  Class A
shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o     Shareholders who were shareholders of the AMA Family of Funds on
   February 28, 1991 and who acquired shares of any of the Former Quest for
   Value Funds by merger of a portfolio of the AMA Family of Funds.
o     Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

|X|   Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

|X|   Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
o     withdrawals under an automatic withdrawal plan holding only either
   Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

|X|   Waivers for Redemptions of Shares Purchased on or After March 6, 1995
but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o     redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social
   Security Administration);
o     withdrawals under an automatic withdrawal plan (but only for Class B or
   Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class
B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.
V.         Special Sales Charge Arrangements for Shareholders of Certain
          Oppenheimer Funds Who Were Shareholders of Connecticut Mutual
                            Investment Accounts, Inc.
---------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix)
of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account      Connecticut Mutual Total Return
   Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan Capital
   Appreciation Account
   Connecticut Mutual Income Account      CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account      CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

|X|   Class A Contingent Deferred Sales Charge. Certain shareholders of a
Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a
Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A
CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons whose purchases of Class A shares of a Fund and other
            Former Connecticut Mutual Funds were $500,000 prior to March 18,
            1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of
            Accumulation, who still hold those shares in that Fund or other
            Former Connecticut Mutual Funds, and
         2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

|X|   Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
         1) any purchaser, provided the total initial amount invested in the
            Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of
            Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the
            Former Connecticut Mutual Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former
            Connecticut Mutual Funds and members of their immediate families;
         4) employee benefit plans sponsored by Connecticut Mutual Financial
            Services, L.L.C. ("CMFS"), the prior distributor of the Former
            Connecticut Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual
            Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate
Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut
Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut
Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or
      403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
4)    as tax-free returns of excess contributions to such retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
      Withdrawal Plan but limited to no more than 12% of the original value annually; or
   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.
VI.       Special Reduced Sales Charge for Former Shareholders of Advance
                                America Funds, Inc.
------------------------------------------------------------------------------

Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those
Oppenheimer funds on October 18, 1991, and who held shares of Advance America
Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.
VII.     Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer
                            Convertible Securities Fund
------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|   the Manager and its affiliates,
|_|   present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of
         Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|   registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_|   dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees, employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|   dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the
         Fund in specific investment products made available to their clients, and
|_|   dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the
         Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services

------------------------------------------------------------------------------
                     Oppenheimer New York Municipal Fund
------------------------------------------------------------------------------

Internet WebSite:
         www.oppenheimerfunds.com
         ------------------------

Investment Adviser
     OppenheimerFunds, Inc.
     498 Seventh Avenue
     New York, New York 10018

Distributor
     OppenheimerFunds Distributor, Inc.
     498 Seventh Avenue
     New York, New York 10018

Transfer Agent
     OppenheimerFunds Services
     P.O. Box 5270
     Denver, Colorado 80217
     1.800.CALL.OPP.(225.5677)

Custodian Bank
     Citibank, N.A.
     399 Park Avenue
     New York, New York 10043

Independent Auditors
     KPMG LLP
     707 Seventeenth Street
     Denver, Colorado 80202

Legal Counsel
     Mayer, Brown, Rowe & Maw
     1675 Broadway
     New York, New York 10019-5820
     1234
     PX0360.1102

                    OPPENHEIMER NEW YORK MUNICIPAL FUND

                                  FORM N-1A

                                    PART C

                              OTHER INFORMATION

Item 23.  Exhibits

(a)   Amended and Restated Declaration of Trust dated August 15, 2002:  Filed herewith.

(b)   By-Laws as amended through December 14, 2000: Previously filed with
Registrant's Post-Effective Amendment No. 27, 1/24/02 and incorporated herein by reference.

(c)   (i)   Specimen Class A Share Certificate: Previously filed with
Registrant's Post-Effective Amendment No. 27, 1/24/02 and incorporated herein by reference.

      (ii)  Specimen Class B Share Certificate: Previously filed with
Registrant's Post-Effective Amendment No. 27, 1/24/02 and incorporated herein by reference.

      (iii)       Specimen Class C Share Certificate: Previously filed with
Registrant's Post-Effective Amendment No. 27, 1/24/02 and incorporated herein by reference.

(d)   Investment Advisory Agreement dated October 22, 1990: Previously filed with Registrant's Post-Effective Amendment No. 8, 12/3/90, refiled with
Registrant's Post-Effective Amendment No. 14, 1/27/95, pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

(e)   (i)   General Distributor's Agreement dated December 10, 1992:
Previously filed with Registrant's Post-Effective Amendment No. 12, 11/26/93, and incorporated herein by reference.

    (ii)  Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

    (iii) Form of Broker Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

    (iv)  Form of Agency Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

      (v)   Form of Trust Company Fund/SERV Purchase Agreement of
OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective
Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund
(Reg. No. 2-62076), 10/26/01, and incorporated herein by reference.

      (vi)  Form of Trust Company Agency Agreement of OppenheimerFunds
Distributor, Inc.: Previously filed with Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/26/01, and incorporated herein by reference.

(f)   (i) Amended and Reinstated Retirement Plan for Non-Interested Trustees
or Directors dated 8/9/01: Previously filed with Post-Effective Amendment No.
34 to the Registration Statement of Oppenheimer Gold & Special Minerals Fund
(Reg. No. 2-82590), 10/25/01, and incorporated herein by reference.

      (ii)  Form of Deferred Compensation Plan for Disinterested
Trustees/Directors:  Filed with Post-Effective Amendment No. 26 to the
Registration Statement of Oppenheimer Gold & Special Minerals Fund (Reg. No.
2-82590), 10/28/98, and incorporated herein by reference.

(g)   Global Custodial Services Agreement dated May 3, 2001 between
Registrant and Citibank, N.A.:  Previously filed with Post-Effective
Amendment No. 33  to the Registration Statement of Centennial Money Market
Trust (Reg. No. 2-65245), 10/25/01, and incorporated herein by reference.

(h)   Not applicable.

(i)   Opinion and Consent of Counsel dated July 3, 1984:  Previously filed with Registrant's Pre-Effective Amendment No. 1 to Registrant's Registration
Statement 7/12/84 , refiled with Registrant's Post-Effective Amendment No.
14, 1/27/95 pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

(j)   Independent Auditors Consent:  Filed herewith.

(k)   Not applicable.

(l)   Investment Letter from OppenheimerFunds, Inc. to Registrant dated June
29, 1984:  Filed with Pre-Effective amendment No. 1 to Registrant's
Registration Statement, 7/12/84, refiled with Registrant's Post-Effective
Amendment No. 14, 1/27/95, pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

(m)   (i)   Amended and Restated Service Plan and Agreement for Class A
shares dated June 10, 1993: Previously filed with Registrant's Post-Effective
Amendment No. 13, 1/24/94, and incorporated herein by reference.

      (ii)  Amended and Restated Distribution and Service Plan and Agreement
for Class B shares dated February 12, 1998:  Previously filed with
Registrant's  Post-Effective Amendment No. 25, 1/21/00, and incorporated herein by reference.

      (iii) Amended and Restated Distribution and Service Plan and Agreement
for Class C shares dated February 12, 1998:  Previously filed with
Registrant's Post-Effective Amendment No. 25, 1/21/00, and incorporated herein by reference.

(n)   Oppenheimer Funds Multiple Class Plan under Rule 18f-3 March 18, 1996 and updated through 8/21/01: Previously filed with Post-Effective Amendment
No. 20 to the Registration Statement of Oppenheimer Cash Reserves (Reg. No.
33-23223), 9/27/01, and incorporated herein by reference.

(o)   Powers of Attorney for all Trustees/Directors and Officers except for
John Murphy (including Certified Board Resolutions): Previously filed with
Pre-Effective Amendment No. 1 to the Registration Statement of Oppenheimer
Emerging Growth Fund (Reg. No. 333-44176), 10/5/00, and incorporated herein by reference.

      (i) Power of Attorney for John Murphy: Previously filed with
Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer
U.S. Government Trust (Reg. No. 2-76645), 10/22/01, and incorporated herein by reference.

(p)   Amended and Restated Code of Ethics of the Oppenheimer Funds dated as of May 15, 2002 under Rule 17j-1 of the Investment Company Act of 1940:
Previously filed with Post-Effective Amendment No. 28 to the Registration
Statement of Oppenheimer Discovery Fund (Reg. No. 33-371), 11/22/02, and
incorporated herein by reference.

Item 24.  Persons Controlled by or Under Common Control with the Fund

None.

Item 25.  Indemnification

Reference is made to the provisions of Article Seven of Registrant's Amended and Restated Declaration of Trust filed as Exhibit 23(a) to this Registration
Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of
Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities
Act of 1933 and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by
Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person,
Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser

(a)   OppenheimerFunds,  Inc. is the investment adviser of the Registrant;  it and certain  subsidiaries  and  affiliates  act in the same  capacity to other investment companies,  including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b)   There  is  set  forth  below  information  as  to  any  other  business, profession,  vocation  or  employment  of a  substantial  nature in which each officer and director of  OppenheimerFunds,  Inc. is, or at any time during the past two fiscal  years has been,  engaged  for  his/her  own account or in the capacity of director, officer, employee, partner or trustee.

---------------------------------------------------------------------------------

Name and Current Position
with OppenheimerFunds, Inc.    Other Business and Connections During the Past
                               Two Years

---------------------------------------------------------------------------------
Timothy L. Abbuhl,
Assistant Vice President      None
Amy B. Adamshick,
Vice President                None
Charles E. Albers,
Senior Vice President         None
Edward J. Amberger,
Assistant Vice President      None

Erik Anderson,
Assistant Vice President      None

Janette Aprilante,
Vice President & Secretary    As of January 2002: Secretary of
OppenheimerFunds, Distributor, Inc., Centennial Asset Management Corporation,
Oppenheimer Partnership Holdings, Inc., Oppenheimer Real Asset Management,
Inc., Shareholder Financial Services, Inc., Shareholder Services, Inc.;
Assistant Secretary of HarbourView Asset Management Corporation, OFI Private
Investments, Inc., Oppenheimer Trust Company and OFI Institutional Asset
Management, Inc.
Hany S. Ayad,
Assistant Vice President      None
Victor W. Babin,
Senior Vice President         None
Bruce L. Bartlett,
Senior Vice President         None
John Michael Banta,
Assistant Vice President      None
Lerae A. Barela,
Assistant Vice President      None
George Batejan,
Executive Vice President/
Chief Information Officer     None
Kevin Baum,
Vice President                None

Jeff Baumgartner,
Assistant Vice President      None

Connie Bechtolt,
Assistant Vice President      None

Robert Behal
Assistant Vice President      Assistant Vice President of HarbourView Asset
Management Corporation. Formerly, Associate Director at MetLife (Jan 2000-May
2000).

Kathleen Beichert,
Vice President                Vice President of OppenheimerFunds Distributor,
Inc.
Erik S. Berg,
Assistant Vice President      None

Rajeev Bhaman,
Vice President                None

Mark Binning,
Assistant Vice President      None
Robert J. Bishop,
Vice President                None
John R. Blomfield,
Vice President                None
Chad Boll,
Assistant Vice President      None
Lowell Scott Brooks,
Vice President                Vice President of OppenheimerFunds Distributor,
Inc.
Richard Buckmaster,
Vice President                None

Mark Burns,
Assistant Vice President      Formerly a Marketing Manager with Alliance
Capital Management (October 1999-April 2001).
Bruce Burroughs
Vice President                None
Claudia Calich,
Assistant Vice President      None
Michael A. Carbuto,
Vice President                None

Ronald G. Chibnik,
Assistant Vice President      Director of technology for Sapient Corporation
(July, 2000-August 2001); software architect for Sapient Corporation (March
1997-July 2000).
H.C. Digby Clements,
Vice President:
Rochester Division            None
Peter V. Cocuzza,
Vice President                None
Julie C. Cusker,
Assistant Vice President:
Rochester Division            None

John Damian,
Vice President                Formerly senior analyst/director for Citigroup
Asset Management (November 1999-September 2001).

O. Leonard Darling,
Vice Chairman, Executive Vice
President, Chief Investment
Officer & Director            Chairman of the Board and a director (since
June 1999) and Senior Managing Director (since December 1998) of HarbourView
Asset Management Corporation; a director (since July 2001) of Oppenheimer
Acquisition Corp.; a director (since March 2000) of OFI Private Investments,
Inc.; Chairman of the Board, Senior Managing Director and director (since
February 2001) of OFI Institutional Asset Management, Inc.; Trustee (since
1993) of Awhtolia College - Greece.
John M. Davis,
Assistant Vice President      Assistant Vice President of OppenheimerFunds
Distributor, Inc.

Robert A. Densen,
Senior Vice President         None

Ruggero de'Rossi,
Vice President                      Vice President of HarbourView Asset
Management Corporation.

Craig P. Dinsell,
Executive Vice President      None
Randall C. Dishmon,
Assistant Vice President      Formerly an Associate with Booz Allen &
Hamilton (1998-June 2001).
Rebecca K. Dolan
Vice President                      None
Steven D. Dombrower,
Vice President                Vice President of OppenheimerFunds Distributor,
Inc.
Bruce C. Dunbar,
Vice President                      None
Richard Edmiston,
Assistant Vice President      None
Daniel R. Engstrom,
Assistant Vice President      None
Armand B. Erpf,
Assistant Vice President      None

James Robert Erven
Assistant Vice President      Formerly an Assistant Vice President/Senior
Trader with Morgan Stanley Investment Management (1999-April 2002).

George R. Evans,
Vice President                      None
Edward N. Everett,
Vice President                      None
George Fahey,
Vice President                Vice President of OppenheimerFunds Distributor,
Inc.
Scott T. Farrar,
Vice President                      Vice President of OFI Private
Investments, Inc.
Katherine P. Feld,
Vice President, Senior Counsel
Vice President of OppenheimerFunds, Distributor, Inc.; Vice President,
Assistant Secretary and Director of Centennial Asset Management Corporation;
Vice President of Oppenheimer Real Asset Management, Inc.
Ronald H. Fielding,
Senior Vice President;
Chairman: Rochester Division  Vice President of OppenheimerFunds Distributor,
Inc.; Director of ICI Mutual Insurance Company; Governor of St. John's
College; Chairman of the Board of Directors of International Museum of
Photography at George Eastman House.
P. Lyman Foster,
Senior Vice President         Senior Vice President of OppenheimerFunds
Distributor, Inc.
David Foxhoven,
Assistant Vice President      Assistant Vice President of OppenheimerFunds
Legacy Program.
Colleen M. Franca,
Assistant Vice President      None
Crystal French,
Vice President                      None
Dan P. Gangemi,
Vice President                      None
Dan Gagliardo,
Assistant Vice President      Formerly an Assistant Vice President with
Mitchell Hutchins (January 2000-October 2000).
Subrata Ghose,
Assistant Vice President      None
Charles W. Gilbert,
Assistant Vice President      None
Alan C. Gilston,
Vice President                      None

Sharon M. Giordano,
Assistant Vice President      None

Jill E. Glazerman,
Vice President                      None
Paul M. Goldenberg,
Vice President                      None
Mike Goldverg,
Assistant Vice President      None

Bejamin J. Gord,
Vice President                Vice President of HarbourView Asset Management
Corporation. Formerly Executive Director with Miller Anderson Sherrerd, a division of Morgan Stanley Investment Management. (April 1992-March 2002).

Laura Granger,
Vice President                Formerly a portfolio manager at Fortis Advisors
(July 1998-October 2000).
Robert Grill,
Senior Vice President         None
Robert Guy,
Senior Vice President         None
David Hager,
Vice President                      None
Robert Haley,
Assistant Vice President      None
Marilyn Hall,
Vice President                      None
Kelly Haney,
Assistant Vice President      None
Thomas B. Hayes,
Vice President                      None
Dorothy F. Hirshman,
Vice President                      None
Merryl I. Hoffman,
Vice President & Senior Counsel
As of December 2001: Secretary of HarbourView Asset Management Corporation,
OFI Private Investments, Inc. and OFI Institutional Asset Management, Inc.;
Assistant Secretary of OppenheimerFunds Legacy Program.
Scott T. Huebl,
Vice President                Assistant Vice President of OppenheimerFunds
Legacy Program.
Margaret Hui,
Assistant Vice President      None

John Huttlin,
Vice President                None

James G. Hyland,
Assistant Vice President      None
Steve P. Ilnitzki,
Senior Vice President         Formerly Vice President of Product Management
at Ameritrade (until March 2000).
Kathleen T. Ives,
Vice President & Assistant Counsel  Vice    President   of    OppenheimerFunds
                                    Distributor,   Inc.;  Vice  President  and
                                    Assistant    Secretary   of    Shareholder
                                    Services, Inc.; Assistant Secretary of
OppenheimerFunds Legacy Program and Shareholder Financial Services, Inc.
William Jaume,
Vice President                Senior Vice President and Chief Compliance
Officer (since April 2000) of HarbourView Asset Management Corporation; and
of OFI Institutional Asset Management, Inc. (since February 2001).
Frank V. Jennings,
Vice President                None
John Jennings,
Vice President                None
John Michael Johnson,
Assistant Vice President      Formerly Vice President, Senior
Analyst/Portfolio Manager at Aladdin Capital Holdings Inc. (February 2001-May
2002) prior to which he was Vice President and Senior Analyst at Merrill
Lynch Investment Managers (October 1996-February 2001).
Lewis A. Kamman,
Vice President                None
Jennifer E. Kane,
Assistant Vice President      None.
Lynn O. Keeshan,
Senior Vice President         None
Thomas W. Keffer,
Senior Vice President         None
Cristina J. Keller,
Vice President                Vice President of OppenheimerFunds Distributor,
Inc.
Michael Keogh,
Vice President                None
Garrett K. Kolb,
Assistant Vice President      None
Walter G. Konops,
Assistant Vice President      None
Avram D. Kornberg,
Senior Vice President         None
James Kourkoulakos,
Vice President                None
Guy E. Leaf,
Vice President                Vice President of Merrill Lynch (January
2000-September 2001.
Christopher M. Leavy,
Senior Vice President         Formerly Vice President and portfolio manager
at Morgan Stanley Investment Management (1997-September 2000).
Dina C. Lee,
Assistant Vice President & Assistant Counsel
Formerly an attorney with Van Eck Global (until December 2000).
Laura Leitzinger,
Vice President                Vice President of Shareholder Financial
Services, Inc.
Michael S. Levine,
Vice President                None
Gang Li,
Assistant Vice President      None
Shanquan Li,
Vice President                None
Mitchell J. Lindauer,
Vice President & Assistant General Counsel
None
Bill Linden,
Assistant Vice President      None
Malissa B. Lischin,
Assistant Vice President      Assistant Vice President of OppenheimerFunds
Distributor, Inc.
Reed Litcher,
Vice President                None
David P. Lolli,
Assistant Vice President      None
Daniel G. Loughran
Vice President: Rochester Division
None
Patricia Lovett,
Vice President                Vice President of Shareholder Financial
Services, Inc. and Senior Vice President of Shareholder Services, Inc.
Steve Macchia,
Vice President                None
Angelo G. Manioudakis
Senior Vice President         Senior Vice President of HarbourView Asset
Management Corporation. Formerly Executive Director and portfolio manager for
Miller, Anderson & Sherrerd, a division of Morgan Stanley Investment
Management (August 1993-April 2002).
Marianne Manzolillo,
Assistant Vice President      None
Philip T. Masterson,
Vice President & Assistant Counsel
None
Elizabeth McCormack,
Assistant Vice President      Assistant Secretary of HarbourView Asset
Management Corporation.
Charles L. McKenzie,
Senior Vice President         Senior Vice President of HarbourView Asset
Management Corporation and OFI Institutional Asset Management Corporation.
Lisa Migan,
Assistant Vice President      None
Andrew J. Mika,
Senior Vice President         None
Joy Milan,
Vice President                None
Denis R. Molleur,
Vice President & Senior Counsel
None
Nikolaos D. Monoyios,
Vice President                None
Charles Moon,
Vice President                Vice President of HarbourView Asset Management
Corporation. Formerly an Executive Director and Portfolio Manager with Miller
Anderson & Sherrerd, a division of Morgan Stanley Investment Management (June
1999-March 2002).
John Murphy,
Chairman, President, Chief Executive Officer & Director
Director of OppenheimerFunds Distributor, Inc., Centennial Asset Management
Corporation, HarbourView Asset Management Corporation, OFI Private
Investments, Inc., OFI Institutional Asset Management, Inc. and Tremont
Advisers, Inc.; Director (Class A) of Trinity Investments Management
Corporation; President and Director of Oppenheimer Acquisition Corp.,
Oppenheimer Partnership Holdings, Inc., Oppenheimer Real Asset Management,
Inc.; Chairman and Director of Shareholder Financial Services, Inc. and
Shareholder Services, Inc.; Executive Vice President of MassMutual Life
Insurance Company; director of DLB Acquisition Corp.
Thomas J. Murray,
Vice President                None
Kenneth Nadler,
Vice President                None
David Negri,
Senior Vice President         Senior Vice President of HarbourView Asset
Management Corporation.
Richard Nichols,
Vice President                None
Barbara Niederbrach,
Assistant Vice President      None
Raymond C. Olson,
Assistant Vice President      Assistant Vice President and Treasurer of
OppenheimerFunds Distributor, Inc.; Treasurer of Centennial Asset Management
Corporation.
Frank J. Pavlak,
Vice President                None
David P. Pellegrino,
Vice President                None
Allison C. Pells,
Assistant Vice President      None
James F. Phillips,
Vice President                None
Raghaw Prasad,
Assistant Vice President      Formerly Associate Vice President with
Prudential Securities New York (January 2001-November 2001) prior to which he was a Director/Analytics with Prudential Investments New Jersey (April
1997-November 2001).
Jane C. Putnam,
Vice President                None
Michael E. Quinn,
Vice President                None
Julie S. Radtke,
Vice President                None
Norma J. Rapini,
Assistant Vice President:
Rochester Division            None
Thomas P. Reedy,
Vice President                Vice President (since April 1999) of
HarbourView Asset Management Corporation.
Brian N. Reid,
Assistant Vice President      Formerly an Assistant Vice President with Eaton
Vance Management (January 2000-January 2002).
Kristina Richardson,
Assistant Vice President      None
David Robertson,
Senior Vice President         Senior Vice President of OppenheimerFunds
Distributor, Inc.
Rob Robis,
Assistant Vice President      None
Antoinette Rodriguez,
Assistant Vice President      None
Jeffrey S. Rosen,
Vice President                None
Richard H. Rubinstein,
Senior Vice President         None
James H. Ruff,
Executive Vice President      President and Director of OppenheimerFunds
Distributor, Inc. and Centennial Asset Management Corporation; Executive Vice
President of OFI Private Investments, Inc.
Andrew Ruotolo
Executive Vice President and Director
Director, Treasurer and Chief Financial Officer of Oppenheimer Acquisition
Corp.; President and director of Shareholder Services, Inc. and Shareholder
Financial Services, Inc.; Director (Class A) of Trinity Investment Management
Corporation; Chairman of the Board, Chief Executive Officer, President and
Director or OFI Trust Company.
Rohit Sah,
Assistant Vice President      None
Valerie Sanders,
Vice President                None
Tricia Scarlata,
Assistant Vice President      Formerly, Marketing Manager of
OppenheimerFunds, Inc. (April 2001-August 2002); Client Service Support
Manager for Sanford C. Bernstein (December 1999-April 2001)
Jeffrey R. Schneider,
Vice President                None
Ellen P. Schoenfeld,
Vice President                None
David Schultz,
Senior Vice President         Chief Executive Officer, President & Senior
Managing Director & Director of OFI Institutional Asset Management, Inc. and
HarbourView Asset Management Corporation; Director (Class A) and Chairman of
Trinity Investment Management Corporation; Director of Oppenheimer Trust
Company.
Scott A. Schwegel,
Assistant Vice President      None
Allan P. Sedmak
Assistant Vice President      None
Jennifer L. Sexton,
Vice President                Vice President of OFI Private Investments, Inc.
Martha A. Shapiro,
Vice President                None
Navin Sharma,
Vice President                Formerly, Manager at BNP Paribas Cooper Neff
Advisors (May 2001-April 2002) prior to which he was Development Manager at
Reality Online/Reuters America Inc. (June 2000-May 2001).
Steven J. Sheerin,
Vice President                Formerly consultant with Pricewaterhouse
Coopers (November 2000-May 2001) prior to which he was a Vice President of
Merrill Lynch Pierce Fenner & Smith, Inc. (July 1998-October 2000).
Bonnie Sherman,
Assistant Vice President      None
David C. Sitgreaves,
Assistant Vice President      None
Edward James Sivigny
Assistant Vice President      Formerly a Director for ABN Amro Securities
(July 2001-July 2002) prior to which he was Associate Director for Barclays
Capital (1998-July 2001).
Enrique H. Smith,
Assistant Vice President      Formerly a business analyst with Goldman Sachs
(August 1999-August 2001).
Richard A. Soper,
Vice President                None
Louis Sortino,
Assistant Vice President:
Rochester Division            None
Keith J. Spencer,
Vice President                None
Marco Antonio Spinar,
Assistant Vice President      Formerly, Director of Business Operations at
AOL Time Warner, AOL Time Warner Book Group (June 2000-December 2001).
Richard A. Stein,
Vice President: Rochester Division
None
Arthur P. Steinmetz,
Senior Vice President         Senior Vice President of HarbourView Asset
Management Corporation.
Jayne M. Stevlingson,
Vice President                None
Gregory J. Stitt,
Vice President                None
John P. Stoma,
Senior Vice President         Senior Vice President of OppenheimerFunds
Distributor, Inc.
Wayne Strauss,
Assistant Vice President:
Rochester Division            None
Michael Stricker,
Vice President                None
Deborah A. Sullivan,
Assistant Vice President,
Assistant Counsel             Since December 2001, Secretary of Oppenheimer
Trust Company.
Mary Sullivan,
Assistant Vice President      None
Kevin L. Surrett,
Assistant Vice President      None
Susan B. Switzer,
Vice President                None
Anthony A. Tanner,
Vice President: Rochester Division
None
Paul Temple,
Vice President                Formerly a Vice President of Merrill Lynch
(October 2001-January 2002) prior to which he was a Vice President with
OppenheimerFunds, Inc. (May 2000-October 5, 2001).
Vincent Toner,
Assistant Vice President      None
Eamon Tubridy,
Assistant Vice President      None
James F. Turner,
Vice President                Formerly portfolio manager for Technology
Crossover Ventures (May 2000-March 2001).
Cameron Ullyat,
Assistant Vice President      None
Angela Utaro,
Assistant Vice President:
Rochester Division            None
Mark S. Vandehey,
Vice President                Vice President of OppenheimerFunds Distributor,
Inc., Centennial Asset Management Corporation and Shareholder Services, Inc.
Maureen Van Norstrand,
Assistant Vice President      None
Vincent Vermette,
Assistant Vice President      Assistant Vice President of OppenheimerFunds
Distributor, Inc.
Phillip F. Vottiero,
Vice President                None
Samuel Sloan Walker,
Vice President                Vice President of HarbourView Asset Management
Corporation.
Teresa M. Ward,
Vice President                Vice President of OppenheimerFunds Distributor,
Inc.
Jerry A. Webman,
Senior Vice President         Senior Vice President of HarbourView Asset
Management Corporation.
Christopher D. Weiler,
Assistant Vice President:
Rochester Division            None
Barry D. Weiss,
Vice President                None
Melissa Lynn Weiss,
Vice President                Formerly an Associate at Hoguet Newman & Regal,
LLP (January 1998-May 2002).
Christine Wells,
Vice President                None
Joseph J. Welsh,
Vice President                Vice President of HarbourView Asset Management
Corporation.
Diederick Wermolder,
Vice President                Director of OppenheimerFunds International
Ltd.; Senior Vice President (Managing Director of the International Division)
of OFI Institutional Asset Management, Inc.
Catherine M. White,
Assistant Vice President      Assistant Vice President of OppenheimerFunds
Distributor, Inc. Formerly, Assistant Vice President with Gruntal & Co. LLC
(September 1998 - October 2000); member of the American Society of Pension
Actuaries (ASPA) since 1995.
William L. Wilby,
Senior Vice President         Formerly Senior Vice President of HarbourView
Asset Management Corporation (May 1999-July 2002).
Donna M. Winn,
Senior Vice President         President, Chief Executive Officer and Director
of OFI Private Investments, Inc.; Director and President of OppenheimerFunds
Legacy Program; Senior Vice President of OppenheimerFunds Distributor, Inc.
 Kenneth Winston,
Senior Vice President         Principal at Richards & Tierney, Inc. (until
June 2001).
 Brian W. Wixted,
 Senior Vice President and
Treasurer                     Treasurer of HarbourView Asset Management
Corporation; OppenheimerFunds International Ltd., Oppenheimer Partnership
Holdings, Inc., Oppenheimer Real Asset Management Corporation, Shareholder
Services, Inc., Shareholder Financial Services, Inc., OFI Private
Investments, Inc. and OFI Institutional Asset Management, Inc.; Treasurer and
Chief Financial Officer of Oppenheimer Trust Company; Assistant Treasurer of
Oppenheimer Acquisition Corp. and OppenheimerFunds Legacy Program.
Carol Wolf,
Senior Vice President         Serves on the Board of the Colorado Ballet.
Kurt Wolfgruber,
Senior Vice President         Director of Tremont Advisers, Inc. (as of
January 2002).
Caleb C. Wong,
Vice President                None
Edward C. Yoensky,
Assistant Vice President      None
Robert G. Zack
Senior Vice President and
General Counsel               General Counsel and Director of
OppenheimerFunds Distributor, Inc.; General Counsel of Centennial Asset
Management Corporation; Senior Vice President and General Counsel of
HarbourView Asset Management Corporation and OFI Institutional Asset
Management, Inc.; Senior Vice President, General Counsel and Director of
Shareholder Financial Services, Inc., Shareholder Services, Inc., OFI Private
Investments, Inc. and Oppenheimer Trust Company; Vice President and Director
of Oppenheimer Partnership Holdings, Inc.; Secretary of OAC Acquisition
Corp.; Director and Assistant Secretary of OppenheimerFunds International
Ltd.; Director of Oppenheimer Real Asset Management, Inc.; Vice President of
OppenheimerFunds Legacy Program.
Jill Zachman,
Vice President: Rochester Division
None
Neal A. Zamore,
Vice President                None
Mark D. Zavanelli,
Vice President                None
Alex Zhou,
Assistant Vice President      None
Arthur J. Zimmer,
Senior Vice President         Senior Vice President (since April 1999) of
HarbourView Asset Management Corporation.

The Oppenheimer Funds include the following:

Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (Rochester Portfolio Series)
Oppenheimer Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Capital Preservation Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Concentrated Growth Fund
Oppenheimer Convertible Securities Fund (Bond Fund Series)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Europe Fund
Oppenheimer Global Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer  Limited Term Municipal  Fund (a series of  Oppenheimer  Municipal
Fund)
Oppenheimer Main Street Growth & Income Fund (a series of Oppenheimer Main
   Street Funds, Inc.
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multiple Strategies Fund
Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Municipal Bond Fund
Oppenheimer New York Municipal Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Value Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small Cap Value Fund
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Select Managers (6 series):
     Gartmore Millennium Growth Fund II
     Jennison Growth Fund
     Mercury Advisors Focus Growth Fund
     Mercury Advisors S&P 500 Index Fund
     QM Active Balanced Fund
     Salomon Brothers Capital Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (2 series):
     Oppenheimer Disciplined Allocation Fund
     Oppenheimer Value Fund
Oppenheimer Special Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer Tremont Market Neutral Fund LLC
Oppenheimer Tremont Opportunity Fund LLC
Oppenheimer Trinity Core Fund
Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Trinity Value Fund
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (10 series):
     Oppenheimer Aggressive Growth Fund/VA
     Oppenheimer Bond Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Growth & Income Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Multiple Strategies Fund/VA
     Oppenheimer Strategic Bond Fund/VA
Panorama Series Fund, Inc. (4 series):
     Growth Portfolio
     Government Securities Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the  Oppenheimer  funds  listed  above,  Shareholder  Financial
Services,  Inc.,  Shareholder  Services,  Inc.,   OppenheimerFunds   Services,
Centennial   Asset   Management   Corporation,   Centennial   Capital   Corp.,
Oppenheimer Real Asset Management,  Inc. and  OppenheimerFunds  Legacy Program
is 6803 South Tucson Way, Centennial, Colorado 80112-3924.

The address of OppenheimerFunds,  Inc.,  OppenheimerFunds  Distributor,  Inc.,
HarbourView Asset Management  Corporation,  Oppenheimer  Partnership Holdings,
Inc.,  Oppenheimer  Acquisition  Corp.,  OFI Private  Investments,  Inc.,  OFI
Institutional  Asset  Management,  Inc. and  Oppenheimer  Trust Company is 498
Seventh Avenue, New York, New York 10018.

The address of Tremont  Advisers,  Inc. is 555 Theodore  Fremd  Avenue,  Suite
206-C, Rye, New York 10580.

The  address  of  OppenheimerFunds  International  Ltd.  is Bloc C, Irish Life
Center, Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity Investment  Management  Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

Item 27. Principal Underwriter

(a)   OppenheimerFunds Distributor, Inc. is the Distributor of the
Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration
Statement and listed in Item 26(b) above (except Oppenheimer Multi-Sector
Income Trust and Panorama Series Fund, Inc.) and for MassMutual Institutional
Funds.

(b)   The directors and officers of the Registrant's principal underwriter are:

---------------------------------------------------------------------------------
Name & Principal                Position & Office         Position and Office
Business Address                with Underwriter          with Registrant
---------------------------------------------------------------------------------
Robert Agan(1)                 Vice President            None
Janette Aprilante(1)           Secretary                 None
Jason R. Bach
3264 Winthrop Cricle
Marietta, GA 30067             Vice President            None
Kathleen Beichert(1)           Vice President            None
Gabriella Bercze(2)            Vice President            None
Douglas S. Blankenship
17011 Woodbark
Spring, TX 77379               Vice President            None
Tracey Blinzler(1)             Assistant Vice President  None
Kevin Bonner(1)                Vice President            None
L. Scott Brooks(2)             Vice President            None
Kevin E. Brosmith
170 Phillip Court
Lake Bluff, IL 60044           Senior Vice President     None
Jeffrey W. Bryan(2)            Vice President            None
Susan Burton
412 Towne Green Circle
Addison, TX 75001              Vice President            None
Kathleen Mary Byron
6 Dahlia Drive
Irvine, CA 92618               Vice President            None
Robert A. Coli
12 White Tail Lane
Bedminster, NJ 07921           Vice President            None
Jill E. Crockett(2)            Assistant Vice President  None
Jeffrey D. Damia(2)            Vice President            None
John Davis(2)                  Assistant Vice President  None
Stephen J. Demetrovits(2)      Vice President            None
Joseph A. DiMauro
244 McKinley Avenue
Grosse Pointe Farms, MI 48236  Vice President            None
Steven Dombrower(w)            Vice President            None
George P. Dougherty
4090 Redbud Circle
Doylestown, PA 18901           Vice President            None
Cliff H. Dunteman
1196 Fieldstone Dr.
Crystal Lake, IL 60014-1642    Vice President            None
John Eiler(2)                  Vice President            None
Kent M. Elwell
35 Crown Terrace
Yardley, PA 19067              Vice President            None
Gregg A. Everett
7124 Trysail Circle
Tampa, FL 33607                Vice President            None
George R. Fahey
9 Townview Court
Flemington, NJ 08822           Vice President            None
Eric C. Fallon
10 Worth Circle
Newton, MA 02458               Vice President            None
Katherine P. Feld(2)           Vice President            Assistant Secretary
Mark J. Ferro(2)               Vice President            None
Ronald H. Fielding(3)          Vice President            None
Patrick W. Flynn (1)           Senior Vice President     None
John E. Forrest(2)             Senior Vice President     None
John ("J) Fortuna(2)           Vice President            None
P. Lyman Foster(2)             Senior Vice President     None
Luiggino J. Galleto
10302 Riesling Court
Charlotte, NC 28277            Vice President            None
Michelle M. Gans
2700 Polk Street, Apt. #9
San Francisco, CA 94109        Vice President            None
Lucio Giliberti
6 Cyndi Court
Flemington, NJ 08822           Vice President            None
Raquel Granahan(2)             Vice President            None
Ralph Grant(2)                 Senior Vice President     None
Michael D. Guman
3913 Pleasant Avenue
Allentown, PA 18103            Vice President            None
Tonya N. Hammet
2612 W. Grand Reserve Circle #227
Clearwater, FL 33759           Assistant Vice President  None
Clifford W. Heidinger
90 Gates Street
Portsmouth, NH 03801           Vice President            None
Phillipe D. Hemery
184 Park Avenue
Rochester, NY 14607            Vice President            None
Elyse R. Jurman Herman
1194 Hillsboro Mile, Villa 51
Hillsboro Beach, FL  33062     Vice President            None
Wendy G. Hetson
4 Craig Street
Jericho, NY 11753              Vice President            None
Kristen L. Heyburn
2315 Mimosa Drive #2
Houston, TX 77019              Vice President            None
William E. Hortz(2)            Vice President            None
Edward Hrybenko(2)             Vice President            None
Brian F. Husch(2)              Vice President            None
Richard L. Hymes(2)            Assistant Vice President  None
Kathleen T. Ives(1)            Vice President            Assistant Secretary
Eric K. Johnson
28 Oxford Avenue
Mill Valley, CA 94941          Vice President            None
Mark D. Johnson
15792 Scenic Green Court
Chesterfield, MO 63017         Vice President            None
John S. Kavanaugh
2 Cervantes, Apt. #301
San Francisco, CA 94123        Vice President            None
Christina J. Keller(2)         Vice President            None
Brian G. Kelly
60 Larkspur Road
Fairfield, CT 06430            Vice President            None
Michael Keogh(2)               Vice President            None
Lisa Klassen(1)                Assistant Vice President  None
Richard Klein
4820 Fremont Avenue So.
Minneapolis, MN 55409          Senior Vice President     None
Richard Knott(2)               Vice President            None
Dean Kopperud(2)               Senior Vice President     None
Brent A. Krantz
P. O. Box 1313
Seahurst, WA 98062             Senior Vice President     None
David T. Kuzia
9697 S. Golden Eagle Dr.
Highlands, CO 80126            Vice President            None
Tracey Lange(2)                Vice President            None
Paul R. LeMire                 Vice President            None
Dawn Lind
21 Meadow Lane
Rockville Centre, NY 11570     Vice President            None
Malissa Lischin(2)             Assistant Vice President  None
James V. Loehle
30 Wesley Hill Lane
Warwick, NY 10990              Vice President            None
John J. Lynch
5341 Ellsworth
Dallas, TX 75206               Vice President            None
Mark Macken
462 Lincoln Avenue
Sayville, NY 11782             Vice President            None
Michael Magee(2)               Vice President            None
Steven C. Manns
1941 W. Wolfram
Chicago, IL 60657              Vice President            None
Todd A. Marion
3 St. Marks Place
Cold Spring Harbor, NY 11724   Vice President            None
David M. Martin
10155 S. Woodrose Lane
Highlands Ranch, CO 80126      Vice President            None
LuAnn Mascia(2)                Assistant Vice President  None
Theresa-Marie Maynier
2421 Charlotte Drive
Charlotte, NC 28203            Vice President            None
Anthony P. Mazzariello
704 Beaver Road
Leetsdale, PA 15056            Vice President            None
John C. McDonough
3812 Leland Street
Chevy Chase, MD 20815          Vice President            None
Kent C. McGowan
18424 12th Avenue West
Lynnwood, WA 98037             Vice President            None
John V. Murphy(2)              Director                  President, Principal
Executive Officer and Trustee/Director
Wendy Jean Murray
32 Carolin Road
Upper Montclair, NJ 07043      Vice President            None
Christina Nasta(2)             Assistant Vice President  None
Kevin P. Neznek(2)             Vice President            None
Chad V. Noel
2408 Eagleridge Drive
Henderson, NV 89014            Vice President            None
Raymond C. Olson(1)            Assistant Vice President & Treasurer
None
Brian C. Perkes
8734 Shady Shore Drive
Frisco, TX 75034               Vice President            None
Charles K. Pettit
22 Fall Meadow Drive
Pittsford, NY 14534            Vice President            None
William L. Presutti
238 Kemp Avenue
Fair Haven, NJ 07704           Vice President            None
Elaine Puleo-Carter(2)         Senior Vice President     None
Christopher L. Quinson
19 Cayuga Street
Rye, NY 10580                  Vice President            None
Minnie Ra
100 Dolores Street, #203
Carmel, CA 93923               Vice President            None
Heather Rabinowitz(2)          Assistant Vice President  None
Gary D. Rakan
25031 Woodridge Triangle
Farmington, MI 48335           Vice President            None
Michael A. Raso
16 N. Chatsworth Ave., Apt. 301
Larchmont, NY 10538            Vice President            None
Douglas Rentschler
677 Middlesex Road
Grosse Pointe Park, MI 48230   Vice President            None
Louis H. Reynolds(2)           Vice President            None
Michelle Simone Richter(2)     Vice President            None
Ruxandra Risko(2)              Vice President            None
David R. Robertson(2)          Senior Vice President     None
Kenneth A. Rosenson
24753 Bantage Point Terr.
Malibu, CA 90265               Vice President            None
James H. Ruff(2)               President & Director      None
William R. Rylander
85 Evergreen Road
Vernon, CT 06066               Vice President            None
Thomas Sabow(2)                Vice President            None
Alfredo Scalzo
9616 Lake Chase Island Way
Tampa, FL 33626                Vice President            None
Michael Sciortino
785 Beau Chene Drive
Mandeville, LA 70471           Vice President            None
Eric Sharp
862 McNeill Circle
Woodland, CA 95695             Vice President            None
Debbie Simon(2)                Vice President            None
Douglas Bruce Smith
808 South 194th Street
Seattle,WA 98148               Vice President            None
William A. Spetrino
7631 Yennicook Way
Hudson, OH 44236               Vice President            None
Bryan Stein(2)                 Vice President            None
John Stoma(2)                  Senior Vice President     None
Brian C. Summe
239 N. Colony Drive
Edgewood, KY 41017             Vice President            None
Michael Sussman(2)             Vice President            None
George T. Sweeney
5 Smoke House Lane
Hummelstown, PA 17036          Senior Vice President     None
 Scott McGregor Tatum
 704 Inwood
Southlake, TX 76092            Vice President            None
James Taylor(2)                Assistant Vice President  None
Martin Telles(2)               Senior Vice President     None
David G. Thomas
1328 N. Cleveland Street
Arlington, VA 22201            Vice President            None
Bryan K.Toma
14575 S. Gallery
Olathe, KS 66062               Vice President            None
Floyd A. Tucker
1930 W. Barry Ave., #2
Chicago, IL 60657              Vice President            None
Tanya Valency(2)               Vice President            None
Mark Vandehey(1)               Vice President            None
Vincent Vermete                Assistant Vice President  None
Teresa Ward(1)                 Vice President            None
Michael J. Weigner
4905 W. San Nicholas Street
Tampa, FL 33629                Vice President            None
Donn Weise
3249 Earlmar Drive
Los Angeles, CA 90064          Vice President            None
Catherine White(2)             Assistant Vice President  None
Thomas Wilson(2)               Vice President            None
Donna Winn(2)                  Senior Vice President     None
Philip Witkower(2)             Senior Vice President     None
Cary Patrick Wozniak
18808 Bravata Court
San Diego, CA 92128            Vice President            None
Gregor D. Yuska
16035 Canterbury Estates Dr.
Ellisville, MO 63021           Vice President            None
Robert G. Zack(2)              General Counsel & Director
Secretary, Vice President and Director

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)498 Seventh Avenue, New York, NY 10018
(3)350 Linden Oaks, Rochester, NY 14623

(c)   Not applicable.

Item 28. Location of Accounts and Records

The  accounts,  books,  and  other  documents  required  to be  maintained  by
Registrant  pursuant to Section  31(a) of the  Investment  Company Act of 1940
and rules  promulgated  thereunder are in the possession of  OppenheimerFunds,
Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services

Not Applicable.

Item 30. Undertakings

Not Applicable.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the
Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to
Rule 485(b) under the Securities Act of 1933 and has duly caused this
Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 21st day of November, 2002.

                              OPPENHEIMER NEW YORK MUNICIPAL FUND

                                    By:  /s/ John V. Murphy*

----------------------------------------------
                                    John V. Murphy, President,
                                    Principal Executive Officer & Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                   Title                       Date

/s/ Leon Levy*               Chairman of the
------------------           Board of Trustees           November 21, 2002
Leon Levy

/s/ Donald W. Spiro*         Vice Chairman of the        November 21, 2002
-------------------------    Board and Trustee
Donald W. Spiro

/s/ John V. Murphy*          President, Principal
--------------------------   Executive Officer           November 21, 2002
John V. Murphy               & Trustee

/s/ Brian W. Wixted*         Treasurer, Principal        November 21, 2002
-------------------------    Financial and
Brian W. Wixted              Accounting Officer

/s/ Robert G. Galli*         Trustee                     November 21, 2002
-----------------------
Robert G. Galli

/s/ Phillip A. Griffiths*    Trustee                     November 21, 2002
---------------------------
Phillip A. Griffiths

/s/ Benjamin Lipstein*       Trustee                     November 21, 2002
--------------------------
Benjamin Lipstein

/s/ Joel W. Motley*          Trustee                     November 21, 2002
------------------------
Joel W. Motley

/s/ Elizabeth B. Moynihan*   Trustee                     November 21, 2002
--------------------------------
Elizabeth B. Moynihan

/s/ Kenneth A. Randall*      Trustee                     November 21, 2002
----------------------------
Kenneth A. Randall

/s/ Edward V. Regan*         Trustee                     November 21, 2002
-------------------------
Edward V. Regan

/s/ Russell S. Reynolds, Jr.*  Trustee                   November 21, 2002
20, 2002
---------------------------------
Russell S. Reynolds, Jr.

/s/ Clayton K. Yeutter*      Trustee                     November 21, 2002
----------------------------
Clayton K. Yeutter

*By: /s/ Robert G. Zack
-----------------------------------------
Robert G. Zack, Attorney-in-Fact

                     OPPENHEIMER NEW YORK MUNICIPAL FUND
                                EXHIBIT INDEX

Exhibit No. Description

23(a)       Amended and Restated Declaration of Trust dated August 15, 2002

23(j)       Independent Auditor's Consent